Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond Debenture Portfolio
Developing Growth Portfolio
Dividend Growth Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid Cap Stock Portfolio
Short Duration Income Portfolio
Total Return Portfolio

For the period ended March 31, 2022

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.16%

ASSET-BACKED SECURITIES 5.95%

Automobiles 0.70%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$1,250,000	$1,254,909
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	5,000,000	4,511,294
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	3,118,000	2,946,945
Total					8,713,148

Credit Card 0.31%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	1,298,000	1,242,924
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555,000	2,583,767
Total					3,826,691

Other 4.94%
AIMCO CLO Ltd. 2019-10A CR†	2.159% (3 Mo. LIBOR + 1.90%	)#	7/22/2032	440,000	432,337
AMMC CLO Ltd. 2021-24A C†	2.435% (3 Mo. LIBOR + 2.20%	)#	1/20/2035	820,000	816,249
AMMC CLO Ltd. 2021-24A D†	3.635% (3 Mo. LIBOR + 3.40%	)#	1/20/2035	500,000	498,947
AMMC CLO XII Ltd. 2013-12A DR†	3.066% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391,000	375,743
Apidos CLO XXXV 2021-35A D†	2.904% (3 Mo. LIBOR + 2.65%	)#	4/20/2034	680,000	659,925
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	3.297% (1 Mo. LIBOR + 2.90%	)#	11/15/2036	2,220,000	2,220,106
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367,000	1,322,160
Bain Capital Credit CLO Ltd. 2021-6A C†	2.274% (3 Mo. LIBOR + 2.05%	)#	10/21/2034	690,000	673,106
Bain Capital Credit CLO Ltd. 2021-6A D†	3.324% (3 Mo. LIBOR + 3.10%	)#	10/21/2034	770,000	744,089
Ballyrock CLO Ltd. 2019-1A A1R†	1.271% (3 Mo. LIBOR + 1.03%	)#	7/15/2032	450,000	445,856
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.241% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	578,133	578,497
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.141% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	970,000	940,634

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle US CLO Ltd. 2021-10A C†	2.172% (3 Mo. LIBOR + 2.05%	)#	10/20/2034	$530,000	$527,640
Carlyle US CLO Ltd. 2021-10A D†	3.422% (3 Mo. LIBOR + 3.30%	)#	10/20/2034	920,000	914,760
Carlyle US CLO Ltd. 2021-1A B†	2.041% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	750,000	734,428
Carlyle US CLO Ltd. 2021-1A C†	3.041% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	970,000	941,394
CIFC Funding Ltd. 2021-1A D†	3.208% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	920,000	908,909
Dryden 61 CLO Ltd. 2018-61A DR†	3.341% (3 Mo. LIBOR + 3.10%	)#	1/17/2032	1,110,000	1,105,304
Dryden 90 CLO Ltd. 2021-90A D†	3.16% (3 Mo. LIBOR + 3.00%	)#	2/20/2035	550,000	541,608
Eaton Vance CLO Ltd. 2013-1A C3R†	3.641% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	810,000	800,719
Elmwood CLO VIII Ltd. 2021-1A C1†	2.204% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	1,080,000	1,063,845
Elmwood CLO VIII Ltd. 2021-1A D1†	3.254% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	810,000	805,510
Greywolf CLO III Ltd. 2020-3RA A1R†	1.549% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	1,398,603	1,392,309
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.408% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465,000	460,276
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.941% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	679,855	678,520
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	976,307	985,330
Invesco CLO Ltd. 2021-3A C†	2.119% (3 Mo. LIBOR + 2.00%	)#	10/22/2034	660,000	657,062
Kayne CLO 10 Ltd. 2021-10A D†	3.009% (3 Mo. LIBOR + 2.75%	)#	4/23/2034	370,000	359,103
Kayne CLO Ltd. 2018 1A DR†	2.891% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	410,000	406,615
KKR CLO 29 Ltd. 29A C†	2.241% (3 Mo. LIBOR + 2.00%	)#	1/15/2032	350,000	344,741
KKR CLO Ltd.18 D†	3.841% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	390,000	391,465
LoanCore Issuer Ltd. 2022-CRE7 AS†	2.05% (1 Mo. SOFR + 2.00%	)#	1/17/2037	2,460,000	2,446,818
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,050,466	2,046,407

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A B†	2.024% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	$651,646	$646,972
Mountain View CLO LLC 2016-1A DR†	3.938% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	530,000	515,000
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	1.224% (3 Mo. LIBOR + .97%	)#	7/20/2031	670,000	662,914
Neuberger Berman Loan Advisers CLO Ltd. 2021-45A C†	2.12% (3 Mo. LIBOR + 2.00%	)#	10/14/2035	960,000	944,372
Oaktree CLO Ltd. 2019-4 BR†	1.954% (3 Mo. LIBOR + 1.70%	)#	10/20/2032	1,460,000	1,449,310
Oaktree CLO Ltd. 2020-1A DR†	3.391% (3 Mo. LIBOR + 3.15%	)#	7/15/2034	935,000	901,080
Oaktree CLO Ltd. 2021-1A D†	3.491% (3 Mo. LIBOR + 3.25%	)#	7/15/2034	425,000	411,120
OCP CLO Ltd. 2016-12A AR2†	Zero Coupon	#(a)	4/18/2033	2,400,000	2,390,935
OCP CLO Ltd. 2019-16A DR†	3.381% (3 Mo. LIBOR + 3.15%	)#	4/10/2033	500,000	489,920
OCP CLO Ltd. 2021-21A C†	2.154% (3 Mo. LIBOR + 1.90%	)#	7/20/2034	620,000	608,240
OCP CLO Ltd. 2021-22A B1†	1.816% (3 Mo. LIBOR + 1.70%	)#	12/2/2034	1,860,000	1,856,819
OCP CLO Ltd. 2021-22A D†	3.216% (3 Mo. LIBOR + 3.10%	)#	12/2/2034	500,000	492,500
Octagon 57 Ltd. 2021-1A D†	3.215% (3 Mo. LIBOR + 3.10%	)#	10/15/2034	470,000	465,254
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	3.145% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	370,589	366,960
OHA Credit Funding 8 Ltd. 2021-8A C†	2.141% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	810,000	795,918
OHA Credit Funding 8 Ltd. 2021-8A D†	3.091% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	650,000	632,371
OHA Credit Funding 9 Ltd. 2021-9A C†	2.148% (3 Mo. LIBOR + 1.90%	)#	7/19/2035	720,000	708,703
OHA Credit Funding 9 Ltd. 2021-9A D†	3.198% (3 Mo. LIBOR + 2.95%	)#	7/19/2035	640,000	619,526
Palmer Square CLO Ltd. 2021-1A C†	2.954% (3 Mo. LIBOR + 2.70%	)#	4/20/2034	510,000	504,686
Palmer Square CLO Ltd. 2021-4A A†	1.306% (3 Mo. LIBOR + 1.17%	)#	10/15/2034	1,020,000	1,014,218
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	846,515	798,930

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	$316,336	$314,359
Regata XII Funding Ltd. 2019-1A CR†	2.241% (3 Mo. LIBOR + 2.00%	)#	10/15/2032	1,120,000	1,098,037
Regatta XVIII Funding Ltd. 2021-1A B†	1.691% (3 Mo. LIBOR + 1.45%	)#	1/15/2034	1,060,000	1,042,706
Regatta XVIII Funding Ltd. 2021-1A D†	2.991% (3 Mo. LIBOR + 2.75%	)#	1/15/2034	1,060,000	1,027,747
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,171,000	1,116,625
Signal Peak CLO Ltd. 2021-10A B†	2.004% (3 Mo. LIBOR + 1.75%	)#	1/24/2035	1,180,000	1,176,910
Signal Peak CLO Ltd. 2021-10A C†	2.404% (3 Mo. LIBOR + 2.15%	)#	1/24/2035	410,000	408,088
Signal Peak CLO Ltd. 2021-10A D†	3.454% (3 Mo. LIBOR + 3.20%	)#	1/24/2035	540,000	530,412
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	1,437,373	1,312,491
TICP CLO XIV Ltd. 2019-14A A2R†	Zero Coupon	#(a)	10/20/2032	1,000,000	990,069
TICP CLO XIV Ltd. 2019-14A CR†	Zero Coupon	#(a)	10/20/2032	500,000	496,210
TRP LLC 2021-1 A†	2.07%		6/19/2051	1,086,483	1,004,509
VERDE CLO Ltd. 2019-1A DR†	3.491% (3 Mo. LIBOR + 3.25%	)#	4/15/2032	2,000,000	1,989,470
Voya CLO Ltd. 2019-3A BR†	1.891% (3 Mo. LIBOR + 1.65%	)#	10/17/2032	2,240,000	2,217,664
Wind River CLO Ltd. 2021-2A D†	3.404% (3 Mo. LIBOR + 3.15%	)#	7/20/2034	390,000	378,580
Wind River CLO Ltd. 2021-4A D†	3.416% (3 Mo. LIBOR + 3.20%	)#	1/20/2035	910,000	891,876
Total					61,491,913
Total Asset-Backed Securities (cost $75,862,947)					74,031,752

				Shares

COMMON STOCKS 8.26%

Auto Components 0.05%
Chassix Holdings, Inc.				59,475	654,225

Automobiles 0.11%
Ferrari NV (Italy)(b)				6,160	1,343,434

Banks 0.05%
Zions Bancorp NA				9,014	590,958

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Shares		Fair Value
Biotechnology 0.26%
Amgen, Inc.		8,236	$1,991,630
Vertex Pharmaceuticals, Inc.*		4,524	1,180,628
Total			3,172,258

Capital Markets 0.51%
Allfunds Group plc*(c)	EUR	117,688	1,348,114
CME Group, Inc.		13,249	3,151,407
FactSet Research Systems, Inc.		4,277	1,856,860
Total			6,356,381

Chemicals 0.26%
Mosaic Co. (The)		48,162	3,202,773

Commercial Services & Supplies 0.10%
Tetra Tech, Inc.		7,571	1,248,761

Containers & Packaging 0.15%
Crown Holdings, Inc.		14,748	1,844,827

Electric: Utilities 0.25%
Constellation Energy Corp.		32,496	1,827,900
Exelon Corp.		27,148	1,293,059
Total			3,120,959

Electric-Generation 0.00%
Frontera Generation Holdings LLC		9,472	28,416

Energy Equipment & Services 0.11%
NOV, Inc.		70,330	1,379,171

Food Products 0.23%
Hershey Co. (The)		12,995	2,815,107

Health Care Equipment & Supplies 0.17%
Shockwave Medical, Inc.*		9,911	2,055,145

Health Care Providers & Services 0.42%
Molina Healthcare, Inc.*		7,934	2,646,703
Tenet Healthcare Corp.*		13,871	1,192,351
Universal Health Services, Inc. Class B		9,417	1,364,994
Total			5,204,048

Hotels, Restaurants & Leisure 0.09%
Dutch Bros, Inc. Class A*		20,083	1,109,987

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Shares		Fair Value
Information Technology Services 0.36%
Block, Inc.*		9,271	$1,257,148
Gartner, Inc.*		4,061	1,207,985
Jack Henry & Associates, Inc.		10,256	2,020,945
Total			4,486,078

Insurance 0.20%
American Financial Group, Inc./OH		8,750	1,274,175
Progressive Corp. (The)		11,006	1,254,574
Total			2,528,749

Machinery 0.10%
Westinghouse Air Brake Technologies Corp.		13,020	1,252,133

Marine 0.11%
Kirby Corp.*		17,918	1,293,501

Metals & Mining 1.32%
Alcoa Corp.		33,210	2,989,896
Franco-Nevada Corp. (Canada)(b)		19,315	3,081,129
Freeport-McMoRan, Inc.		26,903	1,338,155
Kumba Iron Ore Ltd.(c)	ZAR	35,330	1,569,375
Newmont Corp.		39,221	3,116,108
Nucor Corp.		20,027	2,977,014
OZ Minerals Ltd.(c)	AUD	69,344	1,382,922
Total			16,454,599

Miscellaneous Financials 0.04%
UTEX Industries, Inc.		8,205	533,325

Oil, Gas & Consumable Fuels 1.55%
APA Corp.		81,605	3,372,735
Callon Petroleum Co.*		44,248	2,614,172
Continental Resources, Inc.		38,306	2,349,307
Hess Corp.		32,207	3,447,437
Occidental Petroleum Corp.		54,732	3,105,494
ONEOK, Inc.		18,023	1,272,964
Suncor Energy, Inc. (Canada)(b)		95,823	3,122,872
Total			19,284,981

Personal Products 0.09%
Gibson Brands, Inc.		9,449	1,110,257
Revlon, Inc. Class A		148,512	32,673
Total			1,142,930

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments			Shares	Fair Value
Pharmaceuticals 0.09%
Pfizer, Inc.			22,500	$1,164,825

Road & Rail 0.52%
Canadian National Railway Co. (Canada)(b)			9,850	1,321,279
JB Hunt Transport Services, Inc.			5,669	1,138,279
Union Pacific Corp.			14,716	4,020,558
Total				6,480,116

Semiconductors & Semiconductor Equipment 0.14%
ON Semiconductor Corp.*			28,422	1,779,502

Software 0.69%
Aspen Technology, Inc.*			13,601	2,249,197
Atlassian Corp. plc Class A (Australia)*(b)			6,553	1,925,468
Crowdstrike Holdings, Inc. Class A*			8,251	1,873,637
Paycom Software, Inc.*			3,908	1,353,653
Zendesk, Inc.*			10,140	1,219,741
Total				8,621,696

Specialty Retail 0.28%
Claires Holdings LLC			1,067	349,517	(d)
Ulta Beauty, Inc.*			7,832	3,118,859
Total				3,468,376

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			3,684	89,029
Total Common Stocks (cost $96,519,742)				102,706,290

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 58.57%

Advertising 0.39%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	$1,237,000	1,235,800
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	950,000	956,047
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027	1,148,000	1,137,668
Midas OpCo Holdings LLC†	5.625%	8/15/2029	1,659,000	1,567,257
Total				4,896,772

Aerospace/Defense 1.20%
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	4,633,000	4,348,626
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	3,153,000	3,093,771
Raytheon Technologies Corp.	4.125%	11/16/2028	1,625,000	1,700,969

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.	4.625%	1/15/2029	$1,331,000	$1,246,129
TransDigm, Inc.	5.50%	11/15/2027	4,532,000	4,503,652
Total				14,893,147

Agriculture 0.24%
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	1,707,000	1,573,891
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	1,518,000	1,399,886
Total				2,973,777

Airlines 1.16%
Air Canada (Canada)†(b)	3.875%	8/15/2026	1,315,000	1,242,669
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029	1,409,221	1,444,054
American Airlines Group, Inc.†	3.75%	3/1/2025	1,579,000	1,442,361
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	1,695,000	1,690,974
Azul Investments LLP†	5.875%	10/26/2024	1,602,000	1,411,570
Delta Air Lines, Inc.†	7.00%	5/1/2025	1,203,000	1,289,537
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,223,000	1,234,501
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	1,695,347	1,698,551
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029	925,626	854,159
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,000,000	1,043,750
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029	1,025,583	1,063,284
Total				14,415,410

Apparel 0.30%
Crocs, Inc.†	4.125%	8/15/2031	1,467,000	1,242,277
Crocs, Inc.†	4.25%	3/15/2029	842,000	746,147
Levi Strauss & Co.†	3.50%	3/1/2031	1,907,000	1,750,397
Total				3,738,821

Auto Manufacturers 0.63%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,355,000	1,231,221
Ford Motor Co.	3.25%	2/12/2032	5,340,000	4,778,285
Ford Motor Credit Co. LLC	4.00%	11/13/2030	1,908,000	1,799,797
Total				7,809,303

Auto Parts & Equipment 0.42%
Adient Global Holdings Ltd.†	4.875%	8/15/2026	1,158,000	1,104,101
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027	1,798,000	1,867,852
Lear Corp.	4.25%	5/15/2029	1,100,000	1,115,156
Lear Corp.	5.25%	5/15/2049	1,025,000	1,103,508
Total				5,190,617

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks 2.83%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037		$800,000	$728,007
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(b)	5.50% (5 Yr. Treasury CMT + 4.55%	)#	10/26/2031		2,645,000	264,500
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75% (USD ICE 5 Yr. Swap rate + 5.17%	)#	–	(e)	1,026,000	1,103,294
Banco Mercantil del Norte SA (Cayman Islands)†(b)	7.625% (10 Yr. Treasury CMT + 5.35%	)#	–	(e)	1,072,000	1,079,081
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(b)	2.72% (5 Yr. Treasury CMT + 2.00%	)#	8/11/2031		965,000	919,172
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		1,000,000	925,000
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027		1,201,000	1,090,493
Bank OZK	2.75% (SOFR + 2.09%	)#	10/1/2031		2,069,000	2,010,047
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,231,187
CIT Group, Inc.	6.125%		3/9/2028		2,793,000	3,095,541
Fifth Third Bancorp	8.25%		3/1/2038		377,000	558,526
Home BancShares, Inc.	3.125% (SOFR + 1.82%	)#	1/30/2032		1,058,000	1,009,072
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		1,156,000	1,156,049
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%	)#	3/10/2026		2,768,000	2,715,787
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(e)	1,217,000	1,174,770
ING Groep NV (Netherlands)(b)	5.75% (5 Yr. Treasury CMT + 4.34%	)#	–	(e)	994,000	1,000,297
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%	)#	6/1/2032		1,821,000	1,612,674
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,306,000	1,311,091
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (USD 5 Yr. Swap rate + 3.70%	)#	–	(e)	1,321,000	1,317,480
Popular, Inc.	6.125%		9/14/2023		620,000	636,833
SVB Financial Group	3.125%		6/5/2030		1,247,000	1,200,314

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%	)#	–	(e)	$1,631,000	$1,511,733
UniCredit SpA (Italy)†(b)	5.459% (5 Yr. Treasury CMT + 4.75%	)#	6/30/2035		1,301,000	1,245,589
UniCredit SpA (Italy)†(b)	5.861% (USD ICE 5 Yr. Swap rate + 3.70%	)#	6/19/2032		1,488,000	1,463,719
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%	)#	10/14/2031		1,420,000	1,319,055
US Bancorp	3.00%		7/30/2029		1,090,000	1,069,410
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,657,216
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031		893,000	851,423
Total						35,257,360

Beverages 0.40%
Bacardi Ltd.†	2.75%		7/15/2026		1,749,000	1,688,227
Becle SAB de CV (Mexico)†(b)	2.50%		10/14/2031		1,270,000	1,129,278
Brown-Forman Corp.	4.50%		7/15/2045		1,192,000	1,299,077
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		873,000	869,883
Total						4,986,465

Biotechnology 0.20%
Amgen, Inc.	4.20%		2/22/2052		1,275,000	1,322,792
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		1,440,000	1,154,834
Total						2,477,626

Building Materials 0.30%
Carrier Global Corp.	2.70%		2/15/2031		1,608,000	1,502,775
Owens Corning, Inc.	4.40%		1/30/2048		380,000	379,322
SRM Escrow Issuer LLC†	6.00%		11/1/2028		630,000	622,106
Vulcan Materials Co.	4.50%		6/15/2047		1,186,000	1,245,452
Total						3,749,655

Chemicals 1.15%
Braskem Idesa SAPI (Mexico)†(b)	6.99%		2/20/2032		1,949,000	1,912,515
CF Industries, Inc.†	4.50%		12/1/2026		1,047,000	1,094,472
Chemours Co. (The)†	5.75%		11/15/2028		1,291,000	1,255,795
EverArc Escrow Sarl (Luxembourg)†(b)	5.00%		10/30/2029		1,402,000	1,283,706
FMC Corp.	3.45%		10/1/2029		600,000	590,165
Ingevity Corp.†	3.875%		11/1/2028		1,275,000	1,154,723
NOVA Chemicals Corp. (Canada)†(b)	4.25%		5/15/2029		1,305,000	1,204,867
OCP SA (Morocco)†(b)	3.75%		6/23/2031		2,847,000	2,590,428

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	$548,000	$517,249
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,315,347
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	1,589,000	1,374,294
Total				14,293,561

Coal 0.15%
Peabody Energy Corp.†	6.375%	3/31/2025	302,000	299,335
Warrior Met Coal, Inc.†	7.875%	12/1/2028	1,461,000	1,539,017
Total				1,838,352

Commercial Services 2.05%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	900,000	806,032
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	2,280,000	2,193,675
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440,000	1,342,800
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	1,368,000	1,208,628
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	1,284,000	1,233,224
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	1,251,000	1,233,936
Block, Inc.†	3.50%	6/1/2031	1,330,000	1,219,178
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700,000	797,880
CoStar Group, Inc.†	2.80%	7/15/2030	1,100,000	1,006,966
Georgetown University (The)	2.943%	4/1/2050	1,246,000	1,021,423
Global Payments, Inc.	2.90%	5/15/2030	1,747,000	1,614,863
Global Payments, Inc.	4.15%	8/15/2049	1,092,000	1,058,452
Hertz Corp. (The)†	4.625%	12/1/2026	1,295,000	1,211,110
Hertz Corp. (The)†	5.00%	12/1/2029	1,008,000	913,545
Hertz Corp. (The)†	5.50%	10/15/2024	987,000	14,805
Hertz Corp. (The)†	6.00%	1/15/2028	1,887,000	113,220
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	850,887
Johns Hopkins University	2.813%	1/1/2060	692,000	579,979
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%	11/15/2024	1,675,000	1,645,572
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975,000	2,039,315
Triton Container International Ltd.†	2.05%	4/15/2026	1,690,000	1,577,948
Triton Container International Ltd.†	3.15%	6/15/2031	1,398,000	1,279,647
University of Miami(f)	4.063%	4/1/2052	561,000	561,000
Total				25,524,085

Computers 0.88%
CA Magnum Holdings (Mauritius)†(b)	5.375%	10/31/2026	1,156,000	1,141,550
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	9,007,000	8,276,442
Teledyne FLIR LLC	2.50%	8/1/2030	1,603,000	1,462,400
Total				10,880,392

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Cosmetics/Personal Care 0.06%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	$761,000	$761,043

Distribution/Wholesale 0.19%
Ferguson Finance plc (United Kingdom)†(b)	3.25%		6/2/2030	1,229,000	1,171,474
H&E Equipment Services, Inc.†	3.875%		12/15/2028	1,301,000	1,221,307
Total					2,392,781

Diversified Financial Services 2.37%
AG Issuer LLC†	6.25%		3/1/2028	1,220,000	1,221,678
Ally Financial, Inc.	8.00%		11/1/2031	1,543,000	1,939,010
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032	1,609,000	1,404,265
Blackstone Private Credit Fund†	2.625%		12/15/2026	1,483,000	1,336,987
Blue Owl Finance LLC†	4.125%		10/7/2051	1,200,000	954,646
Coinbase Global, Inc.†	3.375%		10/1/2028	2,008,000	1,776,478
Coinbase Global, Inc.†	3.625%		10/1/2031	2,405,000	2,054,940
CPPIB Capital, Inc. (Canada)†(b)(f)	1.52% (SOFR + 1.25%	)#	4/4/2025	7,700,000	7,917,397
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024	2,067,691	1,875,168
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030	714,000	661,778
Navient Corp.	4.875%		3/15/2028	905,000	833,448
Navient Corp.	6.125%		3/25/2024	1,113,000	1,134,364
Navient Corp.	6.75%		6/25/2025	1,609,000	1,655,178
Navient Corp.	6.75%		6/15/2026	1,172,000	1,196,893
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,466,443
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	1,074,000	956,451
USAA Capital Corp.†	2.125%		5/1/2030	1,129,000	1,042,376
Total					29,427,500

Electric 3.23%
AES Corp. (The)	2.45%		1/15/2031	995,000	891,411
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	1,679,460	1,460,207
Atlantic City Electric Co.	4.00%		10/15/2028	1,149,000	1,187,397
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	1,217,000	1,243,032
Black Hills Corp.	4.35%		5/1/2033	1,155,000	1,177,288
Calpine Corp.†	3.75%		3/1/2031	1,350,000	1,210,781
Calpine Corp.†	4.625%		2/1/2029	2,064,000	1,902,564
Calpine Corp.†	5.00%		2/1/2031	2,091,000	1,906,375
Calpine Corp.†	5.125%		3/15/2028	1,036,000	988,774
Clearway Energy Operating LLC†	4.75%		3/15/2028	1,381,000	1,389,348

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Constellation Energy Generation LLC	5.60%	6/15/2042	$1,171,000	$1,249,489
Constellation Energy Generation LLC	6.25%	10/1/2039	882,000	997,374
El Paso Electric Co.	5.00%	12/1/2044	1,203,000	1,307,634
Electricite de France SA (France)†(b)	3.625%	10/13/2025	1,000,000	1,003,069
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	1,205,000	1,219,508
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	1,829,000	1,809,469
Entergy Arkansas LLC	4.95%	12/15/2044	1,109,000	1,149,447
FirstEnergy Corp.	4.40%	7/15/2027	2,518,000	2,538,308
FirstEnergy Corp.	5.35%	7/15/2047	1,271,000	1,328,869
FirstEnergy Transmission LLC†	4.55%	4/1/2049	1,143,000	1,095,313
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608,000	1,629,408
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017,000	1,037,942
Monongahela Power Co.†	3.55%	5/15/2027	1,188,000	1,188,544
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	1,267,000	1,254,317
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,084,000	1,081,095
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	908,314	931,562
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	702,000	691,442
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	4.875%	7/17/2049	1,440,000	1,392,026
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	5.25%	10/24/2042	1,292,000	1,307,827
Union Electric Co.	2.625%	3/15/2051	1,655,000	1,376,568
Vistra Operations Co. LLC†	4.375%	5/1/2029	1,233,000	1,166,776
Total				40,113,164

Electronics 0.33%
Amphenol Corp.	2.80%	2/15/2030	1,875,000	1,779,927
Flex Ltd.	4.875%	5/12/2030	1,277,000	1,336,397
II-VI, Inc.†	5.00%	12/15/2029	1,001,000	979,904
Total				4,096,228

Energy - Alternate Sources 0.56%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(b)	3.625%	1/31/2049	1,680,000	1,557,891
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484,000	1,450,461
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,000,000	997,875
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,740,556	3,015,516
Total				7,021,743

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.41%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061	$1,935,000	$1,768,319
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	1,327,000	1,080,430
Fluor Corp.	4.25%	9/15/2028	2,291,000	2,256,750
Total				5,105,499

Entertainment 1.67%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	2,322,000	2,491,088
Churchill Downs, Inc.†	4.75%	1/15/2028	1,137,000	1,105,028
Churchill Downs, Inc.†	5.50%	4/1/2027	1,671,000	1,692,723
Cinemark USA, Inc.†	5.25%	7/15/2028	1,303,000	1,218,605
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	2,066,000	1,946,957
Magallanes, Inc.†	5.141%	3/15/2052	1,165,000	1,194,673
Magallanes, Inc.†	5.391%	3/15/2062	856,000	886,883
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	360,000	355,862
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	1,984,000	1,832,998
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,695,000	2,681,417
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	1,300,000	1,177,476
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	1,320,000	1,261,656
WMG Acquisition Corp.†	3.00%	2/15/2031	1,417,000	1,270,298
WMG Acquisition Corp.†	3.75%	12/1/2029	1,819,000	1,713,634
Total				20,829,298

Environmental Control 0.30%
Madison IAQ LLC†	4.125%	6/30/2028	1,177,000	1,086,253
Madison IAQ LLC†	5.875%	6/30/2029	1,372,000	1,233,270
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,537,000	1,454,287
Total				3,773,810

Food 1.12%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	203,000	201,726
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,000,000	968,460
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	920,000	910,202
Kraft Heinz Foods Co.	4.375%	6/1/2046	3,002,000	2,976,153
Kraft Heinz Foods Co.	4.875%	10/1/2049	5,360,000	5,654,157
McCormick & Co., Inc.	2.50%	4/15/2030	1,046,000	971,362
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	1,140,000	1,141,254
Smithfield Foods, Inc.†	5.20%	4/1/2029	1,021,000	1,072,370
Total				13,895,684

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.21%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$1,368,000	$1,356,261
Southwest Gas Corp.	4.05%	3/15/2032	1,247,000	1,245,080
Total				2,601,341

Health Care - Products 0.46%
Alcon Finance Corp.†	2.60%	5/27/2030	1,552,000	1,431,262
Boston Scientific Corp.	6.75%	11/15/2035	973,000	1,228,395
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411,000	1,473,369
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	1,682,000	1,557,995
Total				5,691,021

Health Care - Services 2.69%
Anthem, Inc.	2.25%	5/15/2030	1,299,000	1,193,333
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	1,365,000	1,243,399
Centene Corp.	2.50%	3/1/2031	1,513,000	1,337,749
Centene Corp.	3.00%	10/15/2030	1,327,000	1,220,853
Centene Corp.	3.375%	2/15/2030	2,631,000	2,480,244
Centene Corp.	4.625%	12/15/2029	2,391,000	2,414,527
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,139,000	1,076,571
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	2,297,000	2,173,858
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,250,000	1,259,744
HCA, Inc.	7.69%	6/15/2025	640,000	708,509
Kaiser Foundation Hospitals	4.15%	5/1/2047	873,000	936,789
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478,000	1,593,580
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,498,000	1,441,099
Montefiore Obligated Group	5.246%	11/1/2048	1,553,000	1,543,980
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566,000	1,480,661
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,020,000	1,107,058
NYU Langone Hospitals	4.368%	7/1/2047	1,191,000	1,230,774
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	1,160,000	1,097,610
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	1,512,000	1,481,057
Seattle Children’s Hospital	2.719%	10/1/2050	1,022,000	851,001
Tenet Healthcare Corp.†	4.375%	1/15/2030	1,319,000	1,267,843
Tenet Healthcare Corp.†	4.875%	1/1/2026	2,000,000	2,019,920
Tenet Healthcare Corp.†	6.125%	10/1/2028	2,221,000	2,259,545
Total				33,419,704

Home Builders 0.21%
NVR, Inc.	3.00%	5/15/2030	1,297,000	1,212,374
PulteGroup, Inc.	6.375%	5/15/2033	1,215,000	1,416,083
Total				2,628,457

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Home Furnishings 0.08%
Leggett & Platt, Inc.	4.40%	3/15/2029		$974,000	$1,013,082

Housewares 0.05%
Newell Brands, Inc.	4.45%	4/1/2026		612,000	616,593

Insurance 1.29%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040		440,000	391,521
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030		1,304,000	1,298,074
Arch Capital Finance LLC	4.011%	12/15/2026		683,000	697,785
Assurant, Inc.	2.65%	1/15/2032		1,575,000	1,377,510
Assurant, Inc.	3.70%	2/22/2030		1,158,000	1,120,805
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045		1,595,000	1,732,965
Brown & Brown, Inc.	2.375%	3/15/2031		1,370,000	1,205,592
Fidelity National Financial, Inc.	4.50%	8/15/2028		1,118,000	1,145,612
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		1,456,000	1,427,103
PartnerRe Finance B LLC	3.70%	7/2/2029		1,237,000	1,241,297
Selective Insurance Group, Inc.	5.375%	3/1/2049		1,169,000	1,304,191
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889,000	943,087
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		724,000	801,058
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934,000	1,351,480
Total					16,038,080

Internet 1.58%
Alibaba Group Holding Ltd. (China)(b)	2.125%	2/9/2031		3,475,000	3,026,177
Arches Buyer, Inc.†	4.25%	6/1/2028		1,200,000	1,120,896
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		1,235,000	1,242,768
Meituan (China)(b)	3.05%	10/28/2030		1,278,000	1,027,327
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	2,500,000	2,957,697
Netflix, Inc.	4.875%	4/15/2028		$2,136,000	2,243,441
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		2,000,000	1,952,204
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		1,445,000	1,344,242
Uber Technologies, Inc.†	4.50%	8/15/2029		2,864,000	2,690,370
VeriSign, Inc.	2.70%	6/15/2031		785,000	711,697
Weibo Corp. (China)(b)	3.375%	7/8/2030		1,521,000	1,299,186
Total					19,616,005

Investment Companies 0.10%
Temasek Financial I Ltd. (Singapore)†(b)	2.50%	10/6/2070		1,480,000	1,189,158

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Iron - Steel 0.45%
CSN Resources S.A. (Brazil)†(b)	5.875%	4/8/2032		$1,901,000	$1,848,589
CSN Resources SA (Brazil)†(b)	4.625%	6/10/2031		1,517,000	1,385,317
United States Steel Corp.	6.875%	3/1/2029		2,294,000	2,389,775
Total					5,623,681

Leisure Time 1.17%
Carnival Corp.†	4.00%	8/1/2028		1,979,000	1,843,053
Carnival Corp.†	5.75%	3/1/2027		1,712,000	1,634,960
Life Time, Inc.†	5.75%	1/15/2026		2,309,000	2,309,912
NCL Corp. Ltd.†	5.875%	3/15/2026		1,972,000	1,876,023
Pinnacle Bidco plc†(c)	5.50%	2/15/2025	EUR	1,129,000	1,257,274
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$1,318,000	1,177,633
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027		2,009,000	1,933,170
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		1,128,000	1,097,786
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		1,374,000	1,432,278
Total					14,562,089

Lodging 0.79%
Boyd Gaming Corp.	4.75%	12/1/2027		1,201,000	1,196,478
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		1,306,000	1,236,894
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		1,532,000	1,531,541
Sands China Ltd. (Macau)†(b)	3.10%	3/8/2029		1,479,000	1,264,545
Sands China Ltd. (Macau)(b)	4.375%	6/18/2030		888,000	806,295
Travel + Leisure Co.	6.00%	4/1/2027		1,439,000	1,487,566
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		1,346,000	1,304,866
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		1,000,000	1,001,400
Total					9,829,585

Machinery: Construction & Mining 0.10%
Terex Corp.†	5.00%	5/15/2029		1,235,000	1,186,014

Machinery - Diversified 0.26%
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031		866,000	779,540
TK Elevator Holdco GmbH†(c)	6.625%	7/15/2028	EUR	1,098,000	1,197,365
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		$1,338,000	1,311,895
Total					3,288,800

Media 1.35%
Cable One, Inc.†	4.00%	11/15/2030		1,358,000	1,254,262
Diamond Sports Group LLC/Diamond Sports Finance Co.†(f)	5.375%	8/15/2026		2,019,000	784,866
FactSet Research Systems, Inc.	3.45%	3/1/2032		1,962,000	1,897,963

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media (continued)
Gray Escrow II, Inc.†	5.375%		11/15/2031	$1,837,000	$1,758,927
News Corp.†	3.875%		5/15/2029	1,559,000	1,475,617
Nexstar Media, Inc.†	4.75%		11/1/2028	1,280,000	1,241,408
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%		9/15/2026	1,148,000	1,109,663
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%		9/15/2028	1,399,000	1,325,553
UPC Broadband Finco BV (Netherlands)†(b)	4.875%		7/15/2031	2,867,000	2,695,783
Urban One, Inc.†	7.375%		2/1/2028	1,159,000	1,165,125
VZ Secured Financing BV (Netherlands)†(b)	5.00%		1/15/2032	2,228,000	2,086,578
Total					16,795,745

Metal Fabricate - Hardware 0.06%
Roller Bearing Co. of America, Inc.†	4.375%		10/15/2029	777,000	725,524

Mining 2.01%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%		3/31/2029	1,745,000	1,712,220
Anglo American Capital plc (United Kingdom)†(b)	3.95%		9/10/2050	1,101,000	1,034,572
Anglo American Capital plc (United Kingdom)†(b)	4.75%		3/16/2052	644,000	673,382
Anglo American Capital plc (United Kingdom)†(b)	5.625%		4/1/2030	1,100,000	1,214,078
Corp. Nacional del Cobre de Chile (Chile)†(b)	3.75%		1/15/2031	1,379,000	1,383,870
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%		4/1/2031	3,825,000	3,624,417
Freeport-McMoRan, Inc.	4.125%		3/1/2028	1,375,000	1,375,797
Freeport-McMoRan, Inc.	4.25%		3/1/2030	2,039,000	2,056,199
Freeport-McMoRan, Inc.	4.375%		8/1/2028	1,084,000	1,090,574
Freeport-McMoRan, Inc.	4.625%		8/1/2030	1,277,000	1,307,201
Glencore Funding LLC†	3.875%		4/27/2051	1,596,000	1,481,826
Hecla Mining Co.	7.25%		2/15/2028	1,194,000	1,252,303
Kaiser Aluminum Corp.†	4.50%		6/1/2031	1,528,000	1,380,349
Mirabela Nickel Ltd.	1.00%		9/10/2044	15,172	2	(g)
Newmont Corp.	2.25%		10/1/2030	1,318,000	1,206,197
Novelis Corp.†	4.75%		1/30/2030	1,571,000	1,528,159
Teck Resources Ltd. (Canada)(b)	3.90%		7/15/2030	1,413,000	1,413,168
Vedanta Resources Finance II plc (United Kingdom)†(b)	8.95%		3/11/2025	1,270,000	1,236,732
Total					24,971,046

Miscellaneous Manufacturing 0.09%
Hillenbrand, Inc.	3.75%		3/1/2031	1,275,000	1,169,271

Multi-National 0.38%
Asian Development Bank (Philippines)(b)(f)	2.044% (SOFR Index + 1.00%	)#	4/6/2027	4,600,000	4,765,002

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	3.569%	12/1/2031	$1,287,000	$1,194,754

Oil & Gas 9.14%
Antero Resources Corp.†	5.375%	3/1/2030	1,170,000	1,196,629
Apache Corp.	4.25%	1/15/2030	1,793,000	1,810,948
Apache Corp.	4.75%	4/15/2043	910,000	861,907
Apache Corp.	5.10%	9/1/2040	3,580,000	3,613,956
California Resources Corp.†	7.125%	2/1/2026	1,743,000	1,815,744
Callon Petroleum Co.	6.125%	10/1/2024	1,005,000	1,001,377
Callon Petroleum Co.	6.375%	7/1/2026	2,761,000	2,748,838
Callon Petroleum Co.†	8.00%	8/1/2028	1,501,000	1,584,883
Cenovus Energy, Inc. (Canada)(b)	2.65%	1/15/2032	1,364,000	1,237,723
Cenovus Energy, Inc. (Canada)(b)	3.75%	2/15/2052	810,000	727,328
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	1,743,000	1,969,833
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211,000	2,149,147
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838,000	2,857,894
Comstock Resources, Inc.†	5.875%	1/15/2030	1,247,000	1,230,166
Comstock Resources, Inc.†	6.75%	3/1/2029	1,213,000	1,252,883
Continental Resources, Inc.	4.375%	1/15/2028	948,000	962,523
Continental Resources, Inc.†	5.75%	1/15/2031	1,644,000	1,800,706
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,172,000	1,174,491
Diamondback Energy, Inc.	3.50%	12/1/2029	1,292,000	1,281,291
Diamondback Energy, Inc.	4.25%	3/15/2052	1,279,000	1,267,350
Diamondback Energy, Inc.	4.40%	3/24/2051	1,777,000	1,809,866
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,265,000	1,304,082
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,668,000	1,726,172
EQT Corp.	6.625%	2/1/2025	1,604,000	1,696,230
Exxon Mobil Corp.	3.043%	3/1/2026	1,101,000	1,112,122
Helmerich & Payne, Inc.†	2.90%	9/29/2031	2,358,000	2,160,264
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,014,000	1,016,636
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	897,000	902,606
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234,000	1,242,262
Kosmos Energy Ltd.†	7.125%	4/4/2026	1,087,000	1,064,184
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	2,049,769
Laredo Petroleum, Inc.†	7.75%	7/31/2029	2,617,000	2,636,366
Laredo Petroleum, Inc.	10.125%	1/15/2028	3,100,000	3,335,088
Lukoil Capital DAC (Ireland)†(b)	3.60%	10/26/2031	1,707,000	913,245
Lukoil Securities BV (Netherlands)†(b)	3.875%	5/6/2030	1,150,000	612,990
Matador Resources Co.	5.875%	9/15/2026	838,000	854,467

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	$1,320,000	$1,216,255
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	1,812,000	1,840,367
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	3,595,000	3,768,764
Murphy Oil Corp.	6.375%	7/15/2028	1,140,000	1,187,555
Occidental Petroleum Corp.	4.10%	2/15/2047	735,000	681,345
Occidental Petroleum Corp.	4.30%	8/15/2039	555,000	525,632
Occidental Petroleum Corp.	4.40%	8/15/2049	1,017,000	958,095
Occidental Petroleum Corp.	6.125%	1/1/2031	3,933,000	4,430,741
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	961,504
Occidental Petroleum Corp.	7.50%	5/1/2031	613,000	748,973
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	1,782,000	1,766,506
Ovintiv, Inc.	6.50%	8/15/2034	735,000	874,555
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,315,108
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,305,168
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,526,309
PDC Energy, Inc.	5.75%	5/15/2026	1,368,000	1,388,896
Pertamina Persero PT (Indonesia)†(b)	4.175%	1/21/2050	1,456,000	1,347,814
Pertamina Persero PT (Indonesia)†(b)	4.70%	7/30/2049	870,000	859,443
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	2,818,000	2,680,031	(d)
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	1,295,000	1,315,998
Qatar Petroleum (Qatar)†(b)	3.30%	7/12/2051	3,899,000	3,590,028
Range Resources Corp.	8.25%	1/15/2029	1,900,000	2,084,908
Reliance Industries Ltd. (India)†(b)	3.625%	1/12/2052	1,700,000	1,511,818
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	1,441,000	1,472,910
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,473,000	1,953,900
SM Energy Co.	5.625%	6/1/2025	493,000	493,032
SM Energy Co.	6.625%	1/15/2027	3,388,000	3,477,206
SM Energy Co.	6.75%	9/15/2026	1,671,000	1,720,528
Southwestern Energy Co.	5.375%	2/1/2029	904,000	916,538
Southwestern Energy Co.	5.375%	3/15/2030	1,246,000	1,268,004
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,766,750
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	913,000	916,823
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	2,085,000	1,701,162
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	996,667
Viper Energy Partners LP†	5.375%	11/1/2027	1,155,000	1,178,019
Total				113,729,318

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Oil & Gas Services 0.60%
Oceaneering International, Inc.	4.65%		11/15/2024		$1,262,000	$1,246,478
Oceaneering International, Inc.	6.00%		2/1/2028		2,094,000	2,040,352
TechnipFMC plc (United Kingdom)†(b)	6.50%		2/1/2026		781,000	810,748
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027		1,271,000	1,277,844
Weatherford International Ltd.†	8.625%		4/30/2030		2,101,000	2,135,698
Total						7,511,120

Packaging & Containers 0.33%
Ball Corp.	2.875%		8/15/2030		1,654,000	1,485,292
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		1,295,000	1,463,091
Sealed Air Corp.†	6.875%		7/15/2033		1,060,000	1,210,679
Total						4,159,062

Pharmaceuticals 0.42%
CVS Health Corp.	3.625%		4/1/2027		1,549,000	1,577,196
Owens & Minor, Inc.†	4.50%		3/31/2029		1,344,000	1,285,106
Pfizer, Inc.	2.625%		4/1/2030		1,246,000	1,211,177
Zoetis, Inc.	3.90%		8/20/2028		1,159,000	1,192,097
Total						5,265,576

Pipelines 2.44%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047		1,779,000	1,889,138
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033		1,646,000	1,416,572
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028		1,300,000	1,278,823
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		1,763,000	1,466,005
Cheniere Energy Partners LP†	3.25%		1/31/2032		1,448,000	1,318,976
Colonial Enterprises, Inc.†	3.25%		5/15/2030		1,241,000	1,218,606
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		2,120,000	2,085,550
DT Midstream, Inc.†(f)	4.30%		4/15/2032		1,293,000	1,297,991
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(e)	1,317,000	1,297,640
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040		3,001,000	2,720,572
Magellan Midstream Partners LP	3.95%		3/1/2050		1,288,000	1,222,399
NGPL PipeCo LLC†	3.25%		7/15/2031		1,215,000	1,136,175
NGPL PipeCo LLC†	4.875%		8/15/2027		852,000	885,388
Northern Natural Gas Co.†	4.30%		1/15/2049		811,000	823,283
ONEOK, Inc.	4.45%		9/1/2049		1,288,000	1,240,177

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pipelines (continued)
Sabal Trail Transmission LLC†	4.246%	5/1/2028		$1,125,000	$1,161,414
Sabine Pass Liquefaction LLC	4.50%	5/15/2030		2,627,000	2,751,374
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028		1,306,000	1,351,801
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		889,000	865,499
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		889,000	873,718
Western Midstream Operating LP	4.55%	2/1/2030		2,002,000	1,995,684
Total					30,296,785

Real Estate 0.56%
Canary Wharf Group Investment Holdings plc†(c)	3.375%	4/23/2028	GBP	875,000	1,094,894
Hunt Cos., Inc.†	5.25%	4/15/2029		$3,981,000	3,800,263
Kennedy-Wilson, Inc.	4.75%	3/1/2029		814,000	786,405
Kennedy-Wilson, Inc.	4.75%	2/1/2030		478,000	455,465
Kennedy-Wilson, Inc.	5.00%	3/1/2031		814,000	782,934
Total					6,919,961

REITS 2.04%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		1,019,000	892,302
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		645,000	713,980
American Campus Communities Operating Partnership LP	2.25%	1/15/2029		1,094,000	1,001,296
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		1,916,000	1,930,642
American Homes 4 Rent LP	4.90%	2/15/2029		499,000	531,569
Crown Castle International Corp.	4.15%	7/1/2050		1,917,000	1,876,388
EPR Properties	3.60%	11/15/2031		943,000	856,555
GLP Capital LP/GLP Financing II, Inc.	3.25%	1/15/2032		1,272,000	1,156,203
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,241,481
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,137,000	1,176,359
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		2,030,000	1,917,152
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025		889,000	896,970
MPT Operating Partnership LP/MPT Finance Corp.	4.625%	8/1/2029		1,288,000	1,277,554
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		1,138,000	1,138,785
Prologis LP	4.375%	2/1/2029		1,106,000	1,179,292
Rayonier LP	2.75%	5/17/2031		1,674,000	1,531,675
SBA Communications Corp.	3.875%	2/15/2027		1,736,000	1,695,569
Simon Property Group LP	2.65%	2/1/2032		2,360,000	2,182,884
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		723,000	722,545

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
Vornado Realty LP	3.40%	6/1/2031		$1,218,000	$1,147,696
Weyerhaeuser Co.	7.375%	3/15/2032		202,000	258,044
Total					25,324,941

Retail 1.42%
Costco Wholesale Corp.	1.75%	4/20/2032		1,511,000	1,340,388
Dollar Tree, Inc.	3.375%	12/1/2051		2,147,000	1,851,539
Genuine Parts Co.	2.75%	2/1/2032		848,000	779,255
Kohl’s Corp.	5.55%	7/17/2045		1,814,000	1,815,426
Macy’s Retail Holdings LLC	4.50%	12/15/2034		846,000	722,890
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		1,230,000	1,228,579	(d)
Murphy Oil USA, Inc.†	3.75%	2/15/2031		1,684,000	1,540,161
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		1,455,000	1,408,047
Sonic Automotive, Inc.†	4.625%	11/15/2029		46,000	41,458
Staples, Inc.†	7.50%	4/15/2026		1,299,000	1,262,888
Stonegate Pub Co. Financing 2019 plc(c)	8.00%	7/13/2025	GBP	906,000	1,212,066
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	1,774,000	2,379,936
Tiffany & Co.	4.90%	10/1/2044		$1,816,000	2,132,289
Total					17,714,922

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		1,250,000	125	(g)

Semiconductors 0.90%
KLA Corp.	4.10%	3/15/2029		439,000	461,260
Lam Research Corp.	4.875%	3/15/2049		808,000	966,663
Micron Technology, Inc.	5.327%	2/6/2029		1,388,000	1,502,729
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%	5/1/2030		1,117,000	1,084,322
ON Semiconductor Corp.†	3.875%	9/1/2028		1,426,000	1,363,420
SK Hynix, Inc. (South Korea)†(b)	2.375%	1/19/2031		1,331,000	1,161,527
TSMC Arizona Corp.	3.25%	10/25/2051		5,159,000	4,689,396
Total					11,229,317

Software 2.02%
Autodesk, Inc.	3.50%	6/15/2027		1,446,000	1,455,927
Intuit, Inc.	1.65%	7/15/2030		1,150,000	1,016,070
Minerva Merger Sub, Inc.†	6.50%	2/15/2030		1,293,000	1,255,994
MSCI, Inc.†	3.25%	8/15/2033		1,483,000	1,336,090
MSCI, Inc.†	3.875%	2/15/2031		3,447,000	3,275,339
MSCI, Inc.†	4.00%	11/15/2029		1,167,000	1,135,526
Oracle Corp.	4.50%	7/8/2044		1,280,000	1,215,076

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
PTC, Inc.†	4.00%	2/15/2028	$1,077,000	$1,051,507
ROBLOX Corp.†	3.875%	5/1/2030	3,977,000	3,724,938
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	1,169,730
ServiceNow, Inc.	1.40%	9/1/2030	1,297,000	1,103,799
Twilio, Inc.	3.625%	3/15/2029	3,111,000	2,936,271
Twilio, Inc.	3.875%	3/15/2031	1,945,000	1,811,043
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	698,000	663,030
Workday, Inc.	3.80%	4/1/2032	1,975,000	1,973,682
Total				25,124,022

Telecommunications 2.10%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	1,264,000	1,287,631
CT Trust (Guatemala)†(b)	5.125%	2/3/2032	701,000	701,308
Frontier Communications Holdings LLC†	5.00%	5/1/2028	2,824,000	2,714,499
Frontier Communications Holdings LLC†	5.875%	10/15/2027	882,000	877,184
Frontier Communications Holdings LLC†	6.75%	5/1/2029	549,000	527,798
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,132,370
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513,000	1,575,363
Sprint Capital Corp.	6.875%	11/15/2028	5,146,000	5,971,985
Switch Ltd.†	3.75%	9/15/2028	1,106,000	1,074,523
T-Mobile USA, Inc.	3.375%	4/15/2029	1,287,000	1,225,868
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099,000	1,104,783
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	2,494,000	2,284,280
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031	1,995,000	1,883,270
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	1,122,000	1,144,075
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%	7/14/2051	3,186,000	2,651,132
Total				26,156,069

Toys/Games/Hobbies 0.31%
Hasbro, Inc.	3.90%	11/19/2029	1,385,000	1,391,491
Hasbro, Inc.	5.10%	5/15/2044	1,761,000	1,899,700
Mattel, Inc.†	5.875%	12/15/2027	512,000	536,453
Total				3,827,644

Transportation 0.32%
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000,000	1,115,638
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524,000	1,670,868
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035	1,302,424	1,190,347
Total				3,976,853
Total Corporate Bonds (cost $755,138,162)				728,502,760

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(i) 7.47%

Aerospace/Defense 0.15%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	$656,228	$654,587
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	1,176,989	1,205,919
Total					1,860,506

Auto Parts & Equipment 0.10%
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%	)	1/31/2028	1,248,419	1,212,921

Automakers 0.10%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%	)	4/10/2026	1,300,000	1,299,187	(j)

Banking 0.06%
Walker & Dunlop, Inc. 2021 Term Loan	2.331% (3 Mo. SOFR + 2.25%	)	12/16/2028	756,891	754,053

Building & Construction 0.17%
Centuri Group, Inc Term Loan B	3.008% (3 Mo. LIBOR + 2.50%	)	8/27/2028	1,136,500	1,120,731
USIC Holdings, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%	)	5/12/2028	1,014,203	1,005,780
Total					2,126,511

Building Materials 0.33%
ACProducts, Inc. 2021 Term Loan B	4.75%		5/17/2028	1,842,846	1,675,958
Quikrete Holdings, Inc. 2021 Term Loan B1	–	(k)	6/11/2028	970,929	955,219
Solis IV BV USD Term Loan B1 (Netherlands)(b)	4.00% (3 Mo. SOFR + 3.50%	)	2/26/2029	1,475,144	1,447,950
Total					4,079,127

Cable & Satellite Television 0.20%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	4.92% (6 Mo. SOFR + 4.25%	)	2/1/2029	2,571,337	2,533,769

Chemicals 0.31%
LSF11 A5 Holdco LLC Term Loan	4.00% (1 Mo. SOFR + 3.50%	)	10/15/2028	1,133,564	1,119,536
Messer Industries GmbH 2018 USD Term Loan	3.506% (3 Mo. LIBOR + 2.50%	)	3/2/2026	1,482,520	1,465,634

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
PMHC II, Inc. 2022 Term Loan B	–	(k)	2/1/2029		$1,308,475	$1,251,773
Total						3,836,943

Discount Stores 0.05%
Claire’s Stores, Inc. 2019 Term Loan B	6.957% (1 Mo. LIBOR + 6.50%	)	12/18/2026		673,443	661,379

Diversified Capital Goods 0.10%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(c)	–	(k)	1/19/2029	EUR	1,162,111	1,276,175

Electric: Generation 0.53%
Astoria Energy LLC 2020 Term Loan B	4.506% (3 Mo. LIBOR + 3.50%	)	12/10/2027		$4,885,756	4,830,034
EFS Cogen Holdings I LLC 2020 Term Loan B	4.51% (3 Mo. LIBOR + 3.50%	)	10/1/2027		1,600,406	1,562,644
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.506% (3 Mo. LIBOR + 1.50%	)	7/28/2028		129,040	69,037
Frontera Generation Holdings LLC 2021 Term Loan	14.006% (3 Mo. LIBOR + 13.00%	)	7/28/2026		133,629	138,974
Total						6,600,689

Electric: Integrated 0.10%
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024		1,279,532	1,250,243

Electronics 0.10%
Altar Bidco, Inc. 2021 Term Loan	–	(k)	2/1/2029		1,298,747	1,283,935

Gaming 0.10%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(k)	2/4/2029		1,235,391	1,225,903

Gas Distribution 0.47%
Brazos Delaware II, LLC Term Loan B	4.449% (1 Mo. LIBOR + 4.00%	)	5/21/2025		1,268,404	1,254,769
CQP Holdco LP 2021 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	6/5/2028		1,321,040	1,316,396
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (1 Mo. LIBOR + 4.25%	)	11/24/2028		2,136,652	2,121,749
Oryx Midstream Services Permian Basin LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/5/2028		1,184,575	1,176,526
Total						5,869,440

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Facilities 0.46%
Electron BidCo Inc. 2021 Term Loan	4.256% (3 Mo. LIBOR + 3.25%	)	11/1/2028	$1,324,903	$1,312,277
EyeCare Partners, LLC 2020 Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/18/2027	1,228,376	1,214,754
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	10/2/2025	1,308,981	1,302,233
Heartland Dental, LLC 2018 1st Lien Term Loan	3.957% (1 Mo. LIBOR + 3.50%	)	4/30/2025	1,904,634	1,885,587
Total					5,714,851

Health Services 0.16%
National Mentor Holdings, Inc. 2021 Term Loan C	4.76% (3 Mo. LIBOR + 3.75%	)	3/2/2028	60,760	58,945
National Mentor Holdings, Inc. 2021 Term Loan	4.50% - 4.76% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	3/2/2028	1,931,380	1,873,700
Total					1,932,645

Investments & Miscellaneous Financial Services 0.24%
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	4/21/2028	1,674,249	1,661,692
Hudson River Trading LLC 2021 Term Loan	3.144% (1 Mo. SOFR + 3.00%	)	3/20/2028	1,274,496	1,257,105
Total					2,918,797

Machinery 0.30%
II-VI Incorporated 2021 Term Loan B	–	(k)	12/1/2028	1,289,335	1,282,888
SPX Flow, Inc. 2022 Term Loan	–	(k)	3/16/2029	1,040,845	1,015,256
Vertical US Newco Inc Term Loan B	4.019% (6 Mo. LIBOR + 3.50%	)	7/30/2027	1,414,809	1,404,205
Total					3,702,349

Managed Care 0.08%
Bella Holding Company, LLC 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	5/10/2028	999,175	992,930

Media: Content 0.17%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.707% (1 Mo. LIBOR + 2.25%	)	1/17/2024	626,435	624,590

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media: Content (continued)
Univision Communications Inc. 2022 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%	)	1/31/2029	$1,469,512	$1,457,264
Total					2,081,854

Medical Products 0.05%
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%	)	12/18/2028	673,773	668,086

Metal Fabricating 0.08%
Tank Holding Corp. 2022 Term Loan	–	(k)	3/31/2028	1,050,700	1,037,566

Metals/Mining (Excluding Steel) 0.14%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024	794,210	795,866
Peabody Energy Corporation 2018 Term Loan	–	(k)	3/31/2025	994,260	944,999
Total					1,740,865

Personal & Household Products 0.21%
AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan	–	(k)	7/31/2028	247,284	245,044
AI Aqua Merger Sub, Inc. 2022 Term Loan B	–	(k)	7/31/2028	1,088,049	1,078,191
FGI Operating Company, LLC Exit Term Loan	11.006% (3 Mo. LIBOR + 10.00%	)	5/16/2022	82,670	10,375	(l)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	16	11
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	10/6/2028	1,338,742	1,299,691
Total					2,633,312

Rail 0.14%
Genesee & Wyoming Inc. (New) Term Loan	3.006% (3 Mo. LIBOR + 2.00%	)	12/30/2026	1,705,317	1,689,065

Real Estate Investment Trusts 0.09%
Washington Prime Group, L.P. 2021 Take-back Exit Term Loan	5.75% (1 Mo. LIBOR + 5.00%	)	6/11/2025	1,147,885	1,156,258

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Recreation & Travel 0.43%
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024		$1,750,877	$1,747,603
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026		183,441	180,664
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026		1,385,817	1,364,836
NASCAR Holdings, Inc Term Loan B	2.957% (1 Mo. LIBOR + 2.50%	)	10/19/2026		2,094,652	2,080,387
Total						5,373,490

Retail 0.00%
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	5/4/2028		876	866

Software/Services 0.91%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	7/27/2028		1,982,003	1,970,111
McAfee, LLC 2022 USD Term Loan B	4.50% (3 Mo. SOFR + 4.00%	)	3/1/2029		1,543,010	1,534,331
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028		1,159,464	1,153,667
Polaris Newco LLC USD Term Loan B	4.50% (1 Mo. LIBOR + 4.00%	)	6/2/2028		1,631,807	1,622,220
Quest Software US Holdings Inc. 2022 Term Loan	4.75% (3 Mo. SOFR + 4.25%	)	2/1/2029		1,271,815	1,254,626
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%	)	4/24/2028		1,397,237	1,383,264
Tibco Software Inc. 2020 Term Loan B3	4.21% (1 Mo. LIBOR + 3.75%	)	6/30/2026		1,176,090	1,171,680
Ultimate Software Group Inc (The) Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	5/4/2026		1,188,525	1,185,554
Total						11,275,453

Specialty Retail 0.17%
WEX Inc. 2021 Term Loan	2.707% (1 Mo. LIBOR + 2.25%	)	3/31/2028		753,199	737,039
Winterfell Financing Sarl EUR Term Loan B(c)	2.925% (3 Mo. EURIBOR + 2.93%	)	5/4/2028	EUR	1,316,145	1,413,667
Total						2,150,706

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Support: Services 0.66%
Amentum Government Services Holdings LLC 2022 Term Loan	4.50% - 4.78% (3 Mo. SOFR + 4.00%	)	2/15/2029		$645,093	$641,061
Avis Budget Car Rental, LLC 2020 Term Loan B	2.21% (1 Mo. LIBOR + 1.75%	)	8/6/2027		2,420,491	2,372,081
Brown Group Holding, LLC Term Loan B	3.506% (3 Mo. LIBOR + 2.50%	)	6/7/2028		1,354,079	1,338,561
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%	)	6/2/2028		1,271,036	1,259,126
Pike Corporation 2021 Incremental Term Loan B	3.21% (1 Mo. LIBOR + 3.00%	)	1/21/2028		1,930,624	1,917,843
Verscend Holding Corp. 2021 Term Loan B	4.457% (1 Mo. LIBOR + 4.00%	)	8/27/2025		637,400	636,604
Total						8,165,276

Technology Hardware & Equipment 0.24%
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	5/25/2028		1,258,265	1,254,924
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%	)	5/25/2028		255,918	255,238
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/1/2027		1,442,512	1,422,166
Total						2,932,328

Theaters & Entertainment 0.07%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.352% (1 Mo. LIBOR + 3.00%	)	4/22/2026		4,907	4,391
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	–	(k)	7/3/2026	EUR	857,905	825,443
Total						829,834
Total Floating Rate Loans (cost $93,280,544)						92,867,312

FOREIGN GOVERNMENT OBLIGATIONS 3.37%

Angola 0.36%
Angolan Government International Bond†(b)	9.125%		11/26/2049		$2,602,000	2,540,463
Angolan Government International Bond†(b)	9.375%		5/8/2048		1,974,000	1,946,561
Total						4,487,024

Bermuda 0.12%
Bermuda Government International Bond†	2.375%		8/20/2030		896,000	824,320
Bermuda Government International Bond†	3.375%		8/20/2050		794,000	700,943
Total						1,525,263

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Colombia 0.28%
Colombia Government International Bond(b)	5.20%		5/15/2049		$4,043,000	$3,460,889

Costa Rica 0.26%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045		3,214,000	3,201,980

Dominican Republic 0.08%
Dominican Republic International Bond†(b)	6.00%		2/22/2033		1,050,000	1,028,748

Ecuador 0.30%
Ecuador Government International Bond†(b)	5.00%		7/31/2030		4,370,000	3,670,844

El Salvador 0.14%
El Salvador Government International Bond†(b)	7.65%		6/15/2035		1,433,000	681,535
El Salvador Government International Bond†(b)	8.25%		4/10/2032		2,083,000	1,046,728
Total						1,728,263

Gabon 0.14%
Gabon Government International Bond†(b)	7.00%		11/24/2031		1,798,000	1,732,085

Kenya 0.35%
Kenya Government International Bond†(b)	7.25%		2/28/2028		1,918,000	1,854,342
Kenya Government International Bond†(b)	8.25%		2/28/2048		2,794,000	2,493,938
Total						4,348,280

Norway 0.76%
Kommunalbanken AS†(b)	1.256% (SOFR + 1.00%	)#	6/17/2026		9,200,000	9,498,473

Oman 0.12%
Oman Sovereign Sukuk Co.†(b)	4.875%		6/15/2030		1,466,000	1,532,224

Senegal 0.14%
Senegal Government International Bond†(c)	5.375%		6/8/2037	EUR	1,882,000	1,772,853

South Africa 0.19%
South Africa Government International Bond(b)	5.75%		9/30/2049		$2,731,000	2,393,066

Sri Lanka 0.13%
Sri Lanka Government International Bond†(b)	5.875%		7/25/2022		2,340,000	1,591,200
Total Foreign Government Obligations (cost $45,466,675)						41,971,192

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.99%
Fannie Mae or Freddie Mac(m)	3.50%		TBA		12,400,000	12,384,358
Ginnie Mae(m)	3.50%		TBA		12,300,000	12,334,594
Total Government Sponsored Enterprises Pass-Throughs (cost $24,518,328)						24,718,952

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 2.34%

Air Transportation 0.08%
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	$950,000	$977,840

Education 0.48%
California State University	3.899%	11/1/2047	1,975,000	2,032,948
Ohio University	5.59%	12/1/2114	1,000,000	1,143,068
Permanent University Fund - Texas A&M University S	3.66%	7/1/2047	1,070,000	1,132,032
Regents of the University of California Medical Ce	3.006%	5/15/2050	885,000	775,869
Regents of the University of California Medical Ce	6.548%	5/15/2048	600,000	824,717
Total				5,908,634

General Obligation 0.48%
Commonwealth of Pennsylvania	5.45%	2/15/2030	836,000	949,884
District of Columbia	5.591%	12/1/2034	795,000	938,520
State of Illinois	5.10%	6/1/2033	3,010,000	3,202,847
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855,000	906,356
Total				5,997,607

Lease Obligation 0.06%
State of Wisconsin	3.294%	5/1/2037	790,000	778,558

Miscellaneous 0.27%
County of Miami-Dade FL	2.786%	10/1/2037	575,000	512,984
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	1,210,000	1,571,055
New York City Industrial Development Agency†	11.00%	3/1/2029	1,040,000	1,318,421
Total				3,402,460

Revenue - Utilities - Other 0.10%
City of San Antonio TX Electric & Gas Systems Reve	5.718%	2/1/2041	980,000	1,204,992

Tax Revenue 0.34%
Dallas Area Rapid Transit	2.613%	12/1/2048	1,090,000	900,297
Massachusetts School Building Authority	5.715%	8/15/2039	1,220,000	1,518,899
Memphis-Shelby County Industrial Development Board(h)	7.00%	7/1/2045	1,415,000	1,139,670	(d)
New York State Dormitory Authority	3.19%	2/15/2043	310,000	292,107
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	455,000	386,143
Total				4,237,116

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.04%
City & County Honolulu HI Wastewater System Revenu	1.623%		7/1/2031	$390,000	$337,596
City & County Honolulu HI Wastewater System Revenu	2.574%		7/1/2041	260,000	215,887
Total					553,483

Transportation 0.30%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	787,000	787,144
Metropolitan Transportation Authority	5.175%		11/15/2049	1,000,000	1,149,416
Metropolitan Transportation Authority	6.668%		11/15/2039	525,000	662,851
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,075,000	1,067,493
Total					3,666,904

Transportation: Infrastructure/Services 0.19%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	1,030,000	1,276,845
Port of Seattle WA	3.755%		5/1/2036	1,105,000	1,116,586
Total					2,393,431
Total Municipal Bonds (cost $29,932,789)					29,121,025

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.93%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(n)	12/25/2059	191,943	191,740
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.347% (1 Mo. LIBOR + .95%	)#	6/15/2035	2,083,000	2,055,412
BBCMS Mortgage Trust 2019-BWAY A†	1.353% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,750,000	1,736,521
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(n)	8/15/2052	2,892,000	2,709,428
BHMS 2018-ATLS A†	1.647% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	3,300,000	3,270,157
BX 2021-MFM1 B†	1.347% (1 Mo. LIBOR + .95%	)#	1/15/2034	400,000	388,443
BX 2021-MFM1 C†	1.597% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	250,000	242,287
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829,000	777,407
BX Commercial Mortgage Trust 2021-VOLT A†	1.097% (1 Mo. LIBOR + .70%	)#	9/15/2036	2,630,000	2,565,873
BX Trust 2021-ARIA F†	2.991% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	5,250,000	5,118,264
CF Trust 2019-BOSS A1	3.647% (1 Mo. LIBOR + 3.25%	)#	12/15/2024	1,340,000	1,234,996
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.75%	#(n)	2/10/2049	480,000	465,493
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(n)	4/15/2049	828,000	643,822

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(n)	9/10/2047	$1,161,000	$1,166,707
COMM Mortgage Trust 2020-SBX C†	2.056%	#(n)	1/10/2038	350,000	320,913
COMM Mortgage Trust 2020-SBX D†	2.321%	#(n)	1/10/2038	500,000	456,500
Connecticut Avenue Securities Trust 2021-R01 1B1†	3.199% (1 Mo. SOFR + 3.10%	)#	10/25/2041	1,980,000	1,828,130
Connecticut Avenue Securities Trust 2021-R03 1B1†	2.849% (1 Mo. SOFR + 2.75%	)#	12/25/2041	1,380,000	1,253,984
Connecticut Avenue Securities Trust 2022-R01 1B1†	3.249% (1 Mo. SOFR + 3.15%	)#	12/25/2041	1,530,000	1,424,466
Connecticut Avenue Securities Trust 2022-R01 1B2†	6.099% (1 Mo. SOFR + 6.00%	)#	12/25/2041	2,060,000	1,843,102
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.827% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	3,000,000	2,972,002
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.997% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	924,000	914,572
Credit Suisse Mortgage Capital Certificates 2021-BRIT A†	3.856% (1 Mo. LIBOR + 3.46%	)#	5/15/2023	4,500,000	4,339,477
CSMC 2021-BHAR D†	3.147% (1 Mo. LIBOR + 2.75%	)#	11/15/2038	420,000	420,788
CSMC 2021-BHAR E†	3.897% (1 Mo. LIBOR + 3.50%	)#	11/15/2038	620,000	621,163
CSMC 2021-BHAR F†	4.647% (1 Mo. LIBOR + 4.25%	)#	11/15/2038	490,000	490,919
CSMC 2021-BPNY A†	4.111% (1 Mo. LIBOR + 3.71%	)#	8/15/2023	2,420,000	2,409,780
CSMC Trust 2020-AFC1 A1†	2.24%	#(n)	2/25/2050	548,873	534,717
DCP Rights LLC	3.285%		1/15/2024	3,850,000	3,855,544	(d)
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	3.399% (1 Mo. SOFR + 3.30%	)#	11/25/2041	570,000	530,581
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	780,000	766,419
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	800,000	781,542
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	3.499% (1 Mo. SOFR + 3.40%	)#	10/25/2041	3,310,000	3,065,109

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	3.749% (1 Mo. SOFR + 3.65%)	#	11/25/2041	$2,220,000	$2,109,125
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	114,462	113,265
Great Wolf Trust 2019-WOLF A†	1.431% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,317,000	3,276,668
Great Wolf Trust 2019-WOLF D†	2.33% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	2,923,000	2,854,757
GS Mortgage Securities Corp. II 2021-ARDN C†	2.447% (1 Mo. LIBOR + 2.05%	)#	11/15/2036	770,000	771,444
GS Mortgage Securities Corp. II 2021-ARDN D†	3.147% (1 Mo. LIBOR + 2.75%	)#	11/15/2036	1,340,000	1,342,513
GS Mortgage Securities Corp. Trust 2021-RENT E†	3.199% (1 Mo. LIBOR + 2.75%	)#	11/21/2035	643,334	636,079
GS Mortgage Securities Corp. Trust 2021-RENT F†	4.099% (1 Mo. LIBOR + 3.65%	)#	11/21/2035	494,873	488,222
GS Mortgage Securities Corp. Trust 2021-RENT G†	6.149% (1 Mo. LIBOR + 5.70%	)#	11/21/2035	98,975	99,187
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.897% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	4,000,000	3,995,965
Hilton Orlando Trust 2018-ORL A†	1.317% (1 Mo. LIBOR + .92%	)#	12/15/2034	557,000	550,516
HPLY Trust 2019-HIT A†	1.397% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	1,012,740	998,456
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.845%	#(n)	3/15/2050	821,000	781,672
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,000,000	999,813
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	550,000	536,336
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490,000	472,432
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	7.097% (1 Mo. LIBOR + 6.70%	)#	8/15/2033	2,110,000	2,112,616
KIND Trust 2021-KIND E†	3.647% (1 Mo. LIBOR + 3.25%	)#	8/15/2038	2,420,000	2,361,183
KKR Industrial Portfolio Trust 2021-KDIP D†	1.647% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	262,500	256,341

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP E†	1.947% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	$427,500	$417,064
KKR Industrial Portfolio Trust 2021-KDIP F†	2.447% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	469,500	455,309
Life Mortgage Trust 2021-BMR E†	2.147% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	1,179,564	1,136,634
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(n)	1/26/2060	180,558	179,792
One New York Plaza Trust 2020-1NYP B†	1.897% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	600,000	590,520
One New York Plaza Trust 2020-1NYP C†	2.597% (1 Mo. LIBOR + 2.20%	)#	1/15/2036	1,380,000	1,362,316
One New York Plaza Trust 2020-1NYP D†	3.147% (1 Mo. LIBOR + 2.75%	)#	1/15/2036	500,000	493,797
PFP Ltd. 2019-6 A†	1.481% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	500,521	497,199
PFP Ltd. 2019-6 C†	2.531% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	1,995,000	1,991,284
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(n)	1/26/2060	143,008	139,490
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	2,310,000	1,985,222
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(n)	2/25/2050	119,894	119,146
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	166,281	165,811
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.407% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	582,000	572,447
Total Non-Agency Commercial Mortgage-Backed Securities (cost $88,843,653)					86,258,879

	Dividend Rate			Shares
PREFERRED STOCKS 0.11%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			13,709	340,442
ACBL Holdings Corp. Series B	Zero Coupon			16,904	1,031,144
Total Preferred Stocks (cost $765,325)					1,371,586

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 6.17%
U.S. Treasury Inflation Indexed Bond(o)	0.125%	2/15/2052	$7,766,535	$8,067,806
U.S. Treasury Inflation Indexed Note(o)	0.125%	1/15/2032	64,531,456	68,693,482
Total U.S. Treasury Obligations (cost $78,356,160)				76,761,288
Total Long-Term Investments (cost $1,288,684,325)				1,258,311,036

SHORT-TERM INVESTMENTS 0.25%

Repurchase Agreements 0.25%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $3,428,000 of U.S. Treasury Note at 1.25% due 4/30/2028; value: $3,210,867; proceeds: $3,147,827 (cost $3,147,827)			3,147,827	3,147,827
Total Investments in Securities 101.41% (cost $1,291,832,152)				1,261,458,863
Other Assets and Liabilities – Net(p) (1.41)%				(17,564,895)
Net Assets 100.00%				$1,243,893,968
AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
ZAR	South African Rand.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $585,773,983, which represents 47.09% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX. NA.HY.38(4)(5)	Bank of America	5.000%		6/20/2027	$22,609,000	$1,196,741	$1,246,520	$49,779

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $49,779. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at March 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$2,807,089	$107,625
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	1,392,911	46,618	(1)
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	26,000,000	1,120,997
Bank of America	2.665%	CPI Urban Consumer NSA	1/31/2032	4,200,000	186,835
Bank of America	2.858%	CPI Urban Consumer NSA	1/31/2027	4,250,000	145,902
Bank of America	2.925%	CPI Urban Consumer NSA	2/28/2032	4,377,104	60,568
Bank of America	2.931%	CPI Urban Consumer NSA	2/15/2027	25,700,000	730,186
Bank of America	2.935%	CPI Urban Consumer NSA	2/28/2032	8,622,896	110,257
Unrealized Appreciation on CPI Centrally Cleared Swaps					$2,508,988

(1)	Includes upfront payment of $6,787.

Credit Default Swaps on Indexes - Sell Protection at March 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.AA.8	Citibank	1.500%		10/17/2057	1,000,000	$4,974	$(660)	$4,314

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AA.7	Citibank	1.500%		1/17/2047	500,000	$(6,015)	$(883)	$(6,898)
Markit CMBX. NA.BBB-.9	Citibank	3.000%		9/17/2058	1,200,000	(126,212)	3,702	(122,510)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.000%		9/17/2058	6,000,000	(655,877)	43,326	(612,551)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.000%		11/17/2059	1,200,000	(147,989)	14,292	(133,697)
Markit CMBX. NA.BBB-.12	Morgan Stanley	3.000%		8/17/2061	1,200,000	(81,275)	(26,029)	(107,304)
						$(1,017,368)	$34,408	$(982,960)
Total Credit Default Swaps on Indexes - Sell Protection						$(1,012,394)	$33,748	$(978,646)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $61,320. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $27,572.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Standard Chartered Bank	6/7/2022	1,186,000	$1,552,987	$1,557,527	$4,540
British pound	Buy	Standard Chartered Bank	6/7/2022	1,585,000	2,076,673	2,081,518	4,845
British pound	Sell	State Street Bank and Trust	6/7/2022	6,610,000	8,816,914	8,680,653	136,261
Euro	Sell	State Street Bank and Trust	6/10/2022	94,000	104,351	104,242	109
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$145,755

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Toronto Dominion Bank	5/25/2022	1,755,000	$1,270,854	$1,314,273	$(43,419)
Euro	Sell	Bank of America	6/10/2022	2,918,000	3,215,432	3,235,943	(20,511)
Euro	Sell	Morgan Stanley	6/10/2022	5,442,000	5,968,133	6,034,957	(66,824)
Euro	Sell	State Street Bank and Trust	6/10/2022	108,000	119,008	119,768	(760)
South African rand	Sell	J.P. Morgan	5/9/2022	2,120,000	136,555	144,435	(7,880)
South African rand	Sell	State Street Bank and Trust	5/9/2022	7,000,000	448,057	476,909	(28,852)
South African rand	Sell	State Street Bank and Trust	5/9/2022	2,930,000	186,737	199,620	(12,883)
South African rand	Sell	State Street Bank and Trust	5/9/2022	3,861,000	250,951	263,049	(12,098)
South African rand	Sell	Toronto Dominion Bank	5/9/2022	2,984,000	195,193	203,299	(8,106)
South African rand	Sell	Toronto Dominion Bank	5/9/2022	3,019,000	196,131	205,684	(9,553)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(210,886)

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2022	97	Short	$ (15,002,655)	$ (14,556,063)	$446,592
U.S. 10-Year Treasury Note	June 2022	1,391	Short	(173,943,394)	(170,919,125)	3,024,269
Total Unrealized Appreciation on Open Futures Contracts						$3,470,861

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2022	390	Short	$ (52,491,203)	$ (52,832,813)	$(341,610)
U.S. 2-Year Treasury Note	June 2022	785	Long	168,401,841	166,358,673	(2,043,168)
U.S. 5-Year Treasury Note	June 2022	453	Long	53,515,882	51,953,438	(1,562,444)
U.S. Ultra Treasury Bond	June 2022	346	Short	(61,183,542)	(61,285,250)	(101,708)
Total Unrealized Depreciation on Open Futures Contracts						$(4,048,930)

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$74,031,752	$–	$74,031,752
Common Stocks
Auto Components	–	654,225	–	654,225
Capital Markets	5,008,267	1,348,114	–	6,356,381
Electric-Generation	–	28,416	–	28,416
Metals & Mining	13,502,302	2,952,297	–	16,454,599
Miscellaneous Financials	–	533,325	–	533,325
Personal Products	–	1,142,930	–	1,142,930
Specialty Retail	3,118,859	–	349,517	3,468,376
Transportation Infrastructure	–	89,029	–	89,029
Remaining Industries	73,979,009	–	–	73,979,009
Corporate Bonds
Mining	–	24,971,044	2	24,971,046
Oil & Gas	–	111,049,287	2,680,031	113,729,318
Retail	–	16,486,343	1,228,579	17,714,922
Savings & Loans	–	–	125	125
Remaining Industries	–	572,087,349	–	572,087,349
Floating Rate Loans
Automakers	–	–	1,299,187	1,299,187
Personal & Household Products	–	2,622,937	10,375	2,633,312
Remaining Industries	–	88,934,813	–	88,934,813
Foreign Government Obligations	–	41,971,192	–	41,971,192
Government Sponsored Enterprises Pass-Throughs	–	24,718,952	–	24,718,952
Municipal Bonds
Tax Revenue	–	3,097,446	1,139,670	4,237,116
Remaining Industries	–	24,883,909	–	24,883,909
Non-Agency Commercial Mortgage-Backed Securities	–	82,403,335	3,855,544	86,258,879
Preferred Stocks	–	1,371,586	–	1,371,586
U.S. Treasury Obligations	–	76,761,288	–	76,761,288
Short-Term Investments
Repurchase Agreements	–	3,147,827	–	3,147,827
Total	$95,608,437	$1,155,287,396	$10,563,030	$1,261,458,863

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$49,779	$–	$49,779
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	2,508,988	–	2,508,988
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	4,314	–	4,314
Liabilities	–	(982,960)	–	(982,960)
Forward Foreign Currency Exchange Contracts
Assets	–	145,755	–	145,755
Liabilities	–	(210,886)	–	(210,886)
Futures Contracts
Assets	$3,470,861	$–	$–	$3,470,861
Liabilities	(4,048,930)	–	–	(4,048,930)
Total	$(578,069)	$1,514,990	$–	$936,921

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.53%

COMMON STOCKS 98.53%

Aerospace & Defense 2.35%
AeroVironment, Inc.*	8,528	$802,826
Axon Enterprise, Inc.*	6,813	938,354
Parsons Corp.*	12,225	473,108
Total		2,214,288

Banks 4.05%
Customers Bancorp, Inc.*	22,343	1,164,964
Glacier Bancorp, Inc.	14,319	719,959
PacWest Bancorp	15,734	678,608
Popular, Inc.	7,707	629,970
Western Alliance Bancorp	7,490	620,322
Total		3,813,823

Beverages 0.45%
Duckhorn Portfolio, Inc. (The)*	23,094	420,080

Biotechnology 9.76%
BioCryst Pharmaceuticals, Inc.*	53,034	862,333
Biohaven Pharmaceutical Holding Co. Ltd.*	10,395	1,232,535
Cerevel Therapeutics Holdings, Inc.*	16,579	580,431
Cytokinetics, Inc.*	28,982	1,066,827
Intellia Therapeutics, Inc.*	8,390	609,701
Karuna Therapeutics, Inc.*	5,888	746,540
Krystal Biotech, Inc.*	21,746	1,446,979
Mirati Therapeutics, Inc.*	4,632	380,843
Sarepta Therapeutics, Inc.*	7,217	563,792
SpringWorks Therapeutics, Inc.*	3,738	210,973
Ultragenyx Pharmaceutical, Inc.*	7,225	524,679
Xenon Pharmaceuticals, Inc. (Canada)*(a)	31,310	957,147
Total		9,182,780

Building Products 0.63%
AZEK Co., Inc. (The)*	23,742	589,751

Capital Markets 1.33%
Evercore, Inc. Class A	3,931	437,599
Piper Sandler Cos.	6,217	815,981
Total		1,253,580

Chemicals 2.42%
Balchem Corp.	7,791	1,065,030
Livent Corp.*	46,262	1,206,050
Total		2,271,080

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Commercial Services & Supplies 1.73%
Clean Harbors, Inc.*	4,197	$468,553
Tetra Tech, Inc.	7,045	1,162,002
Total		1,630,555

Communications Equipment 2.57%
Calix, Inc.*	39,247	1,684,089
Lumentum Holdings, Inc.*	7,527	734,635
Total		2,418,724

Construction & Engineering 2.36%
Ameresco, Inc. Class A*	13,937	1,107,991
Comfort Systems USA, Inc.	12,496	1,112,269
Total		2,220,260

Construction Materials 0.99%
Eagle Materials, Inc.	7,281	934,589

Diversified Consumer Services 0.80%
Chegg, Inc.*	7,673	278,377
Duolingo, Inc.*	5,021	477,547
Total		755,924

Electronic Equipment, Instruments & Components 2.37%
II-VI, Inc.*	14,811	1,073,649
Littelfuse, Inc.	4,640	1,157,263
Total		2,230,912

Energy Equipment & Services 0.28%
MELI Kaszek Pioneer Corp. Class A*	25,366	260,763

Food & Staples Retailing 0.67%
BJ’s Wholesale Club Holdings, Inc.*	9,376	633,911

Food Products 0.94%
Simply Good Foods Co. (The)*	23,361	886,550

Health Care Equipment & Supplies 10.85%
Axonics, Inc.*	23,756	1,487,126
Envista Holdings Corp.*	24,982	1,216,873
Figs, Inc. Class A*	22,660	487,643
Inari Medical, Inc.*	7,519	681,522
iRhythm Technologies, Inc.*	12,308	1,938,141
Lantheus Holdings, Inc.*	27,278	1,508,746
Shockwave Medical, Inc.*	7,792	1,615,749
Tandem Diabetes Care, Inc.*	10,942	1,272,445
Total		10,208,245

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Health Care Technology 2.32%
Inspire Medical Systems, Inc.*	8,512	$2,184,945

Hotels, Restaurants & Leisure 3.58%
Marriott Vacations Worldwide Corp.	5,416	854,103
Papa John’s International, Inc.	9,801	1,031,849
Planet Fitness, Inc. Class A*	17,491	1,477,640
Total		3,363,592

Household Durables 1.05%
Sonos, Inc.*	34,982	987,192

Information Technology Services 4.85%
DigitalOcean Holdings, Inc.*	6,527	377,587
Endava plc ADR*	14,183	1,886,765
Flywire Corp.*	8,347	255,251
Globant SA (Uruguay)*(a)	5,667	1,485,151
TaskUS, Inc. Class A*	14,594	561,285
Total		4,566,039

Interactive Media & Services 3.10%
Bumble, Inc. Class A*	24,352	705,721
Cargurus, Inc.*	29,075	1,234,525
ZipRecruiter, Inc. Class A*	42,544	977,661
Total		2,917,907

Internet & Direct Marketing Retail 0.62%
Fiverr International Ltd. (Israel)*(a)(b)	7,674	583,761

Leisure Products 1.22%
Brunswick Corp.	4,948	400,244
Callaway Golf Co.*	32,068	751,032
Total		1,151,276

Machinery 4.32%
Chart Industries, Inc.*	5,328	915,191
Evoqua Water Technologies Corp.*	40,802	1,916,878
RBC Bearings, Inc.*	4,621	895,919
Watts Water Technologies, Inc.	2,389	333,481
Total		4,061,469

Media 0.94%
Integral Ad Science Holding Corp.*	32,287	445,561
PubMatic, Inc. Class A*	16,684	435,786
Total		881,347

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Personal Products 0.78%
Inter Parfums, Inc.	8,328	$733,280

Pharmaceuticals 2.34%
Intra-Cellular Therapies, Inc.*	35,912	2,197,455

Professional Services 0.50%
Kforce, Inc.	6,313	466,973

Road & Rail 1.11%
Saia, Inc.*	4,260	1,038,673

Semiconductors & Semiconductor Equipment 10.25%
CEVA, Inc.*	13,666	555,523
Diodes, Inc.*	19,741	1,717,270
MKS Instruments, Inc.	5,901	885,150
Rambus, Inc.*	29,967	955,648
Semtech Corp.*	26,419	1,831,893
Silicon Motion Technology Corp. ADR	14,358	959,401
SiTime Corp.*	5,846	1,448,756
Synaptics, Inc.*	6,449	1,286,575
Total		9,640,216

Software 12.37%
Anaplan, Inc.*	12,700	826,135
Avalara, Inc.*	11,567	1,151,032
Clear Secure, Inc. Class A*(b)	28,967	778,633
CyberArk Software Ltd. (Israel)*(a)	6,990	1,179,563
Elastic NV*	11,273	1,002,733
Five9, Inc.*	7,788	859,795
Gitlab, Inc. Class A*	10,583	576,244
Jamf Holding Corp.*	32,654	1,136,686
Procore Technologies, Inc.*	12,018	696,563
Rapid7, Inc.*	16,090	1,789,852
Sprout Social, Inc. Class A*	11,524	923,303
Tenable Holdings, Inc.*	12,463	720,237
Total		11,640,776

Specialty Retail 2.22%
Boot Barn Holdings, Inc.*	10,361	982,119
Dick’s Sporting Goods, Inc.	8,760	876,175
Warby Parker, Inc. Class A*	6,783	229,334
Total		2,087,628

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 0.70%
Crocs, Inc.*	8,645	$660,478

Trading Companies & Distributors 1.16%
Rush Enterprises, Inc. Class A	21,353	1,087,081

Wireless Telecommunication Services 0.55%
Gogo, Inc.*(b)	26,882	512,371
Total Common Stocks (cost $92,532,592)		92,688,274

	Principal Amount

SHORT-TERM INVESTMENTS 3.50%

Repurchase Agreements 2.50%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $2,658,400 of U.S. Treasury Note at .625% due 11/30/2027; value: $2,405,665; proceeds: $2,358,411 (cost $2,358,411)	$2,358,411	2,358,411

	Shares

Money Market Funds 0.90%
Fidelity Government Portfolio(c) (cost $845,378)	845,378	845,378

Time Deposits 0.10%
CitiBank N.A.(c) (cost $93,931)	93,931	93,931
Total Short-Term Investments (cost $3,297,720)		3,297,720
Total Investments in Securities 102.03% (cost $95,830,312)		95,985,994
Other Assets and Liabilities – Net (2.03)%		(1,911,033)
Net Assets 100.00%		$94,074,961

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$92,688,274	$–	$–	$92,688,274
Short-Term Investments
Repurchase Agreements	–	2,358,411	–	2,358,411
Money Market Funds	845,378	–	–	845,378
Time Deposits	–	93,931	–	93,931
Total	$93,533,652	$2,452,342	$–	$95,985,994

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 95.80%

COMMON STOCKS 95.80%

Aerospace & Defense 4.09%
Northrop Grumman Corp.		9,000	$4,024,980
Raytheon Technologies Corp.		35,216	3,488,849
Total			7,513,829

Banks 2.08%
JPMorgan Chase & Co.		28,100	3,830,592

Beverages 2.71%
Coca-Cola Co. (The)		80,268	4,976,616

Biotechnology 2.21%
AbbVie, Inc.		25,099	4,068,799

Capital Markets 8.47%
Ameriprise Financial, Inc.		14,400	4,325,184
BlackRock, Inc.		2,600	1,986,842
Morgan Stanley		55,700	4,868,180
Partners Group Holding AG(a)	CHF	571	707,013
S&P Global, Inc.		9,000	3,691,620
Total			15,578,839

Chemicals 0.92%
Air Products & Chemicals, Inc.		6,800	1,699,388

Construction Materials 1.48%
Vulcan Materials Co.		14,852	2,728,312

Consumer Finance 1.96%
American Express Co.		19,237	3,597,319

Containers & Packaging 1.09%
Avery Dennison Corp.		11,475	1,996,306

Distributors 1.15%
Pool Corp.		5,000	2,114,250

Electric: Utilities 3.02%
NextEra Energy, Inc.		65,500	5,548,505

Equity Real Estate Investment Trusts 2.21%
American Tower Corp.		16,200	4,069,764

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Food & Staples Retailing 3.86%
Costco Wholesale Corp.	6,920	$3,984,882
Walmart, Inc.	20,880	3,109,449
Total		7,094,331

Health Care Equipment & Supplies 1.81%
Abbott Laboratories	28,200	3,337,752

Health Care Providers & Services 2.83%
UnitedHealth Group, Inc.	10,200	5,201,694

Hotels, Restaurants & Leisure 0.80%
McDonald’s Corp.	5,974	1,477,251

Industrial Conglomerates 1.85%
Honeywell International, Inc.	17,500	3,405,150

Information Technology Services 3.80%
Accenture plc Class A (Ireland)(b)	10,600	3,574,638
Jack Henry & Associates, Inc.	17,300	3,408,965
Total		6,983,603

Insurance 4.50%
American Financial Group, Inc./OH	23,500	3,422,070
Arthur J Gallagher & Co.	18,073	3,155,546
Chubb Ltd. (Switzerland)(b)	7,900	1,689,810
Total		8,267,426

Life Sciences Tools & Services 4.12%
Agilent Technologies, Inc.	10,400	1,376,232
Danaher Corp.	10,800	3,167,964
West Pharmaceutical Services, Inc.	7,400	3,039,254
Total		7,583,450

Machinery 3.30%
Dover Corp.	18,900	2,965,410
Parker-Hannifin Corp.	8,498	2,411,392
Stanley Black & Decker, Inc.	5,000	698,950
Total		6,075,752

Media 1.11%
Comcast Corp. Class A	43,500	2,036,670

Metals & Mining 0.79%
Reliance Steel & Aluminum Co.	7,900	1,448,465

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Multi-Utilities 0.81%
CMS Energy Corp.	21,300	$1,489,722

Oil, Gas & Consumable Fuels 4.12%
Exxon Mobil Corp.	59,393	4,905,268
Marathon Petroleum Corp.	31,200	2,667,600
Total		7,572,868

Personal Products 1.50%
Estee Lauder Cos., Inc. (The) Class A	10,100	2,750,432

Pharmaceuticals 2.34%
Roche Holding AG(a)	CHF 5,384	2,130,242
Zoetis, Inc.	11,500	2,168,785
Total		4,299,027

Professional Services 1.01%
Booz Allen Hamilton Holding Corp.	21,220	1,863,965

Road & Rail 2.76%
Union Pacific Corp.	18,600	5,081,706

Semiconductors & Semiconductor Equipment 6.30%
Analog Devices, Inc.	16,800	2,775,024
KLA Corp.	4,500	1,647,270
NVIDIA Corp.	12,900	3,519,894
Texas Instruments, Inc.	19,900	3,651,252
Total		11,593,440

Software 7.76%
Intuit, Inc.	3,600	1,731,024
Microsoft Corp.	40,700	12,548,217
Total		14,279,241

Specialty Retail 3.18%
Home Depot, Inc. (The)	5,400	1,616,382
Lowe’s Cos., Inc.	16,825	3,401,847
TJX Cos., Inc. (The)	13,700	829,946
Total		5,848,175

Technology Hardware, Storage & Peripherals 4.11%
Apple, Inc.	43,241	7,550,311

Textiles, Apparel & Luxury Goods 1.75%
NIKE, Inc. Class B	23,900	3,215,984
Total Common Stocks (cost $142,465,939)		176,178,934

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.06%

Repurchase Agreements 4.06%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $8,126,800 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $7,612,041; proceeds: $7,462,721 (cost $7,462,721)	$7,462,721	$7,462,721
Total Investments in Securities 99.86% (cost $149,928,660)		183,641,655
Other Assets and Liabilities – Net(c) 0.14%		255,181
Net Assets 100.00%		$183,896,836

CHF	Swiss Franc.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2022	2	Long	$424,809	$453,075	$28,266

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Capital Markets	$14,871,826	$707,013	$–	$15,578,839
Pharmaceuticals	2,168,785	2,130,242	–	4,299,027
Remaining Industries	156,301,068	–	–	156,301,068
Short-Term Investments
Repurchase Agreements	–	7,462,721	–	7,462,721
Total	$173,341,679	$10,299,976	$–	$183,641,655
Other Financial Instruments
Futures Contracts
Assets	$28,266	$–	$–	$28,266
Liabilities	–	–	–	–
Total	$28,266	$–	$–	$28,266

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.21%

COMMON STOCKS 99.21%

Aerospace & Defense 3.80%
Lockheed Martin Corp.	10,980	$4,846,572
Raytheon Technologies Corp.	47,590	4,714,741
Total		9,561,313

Automobiles 1.23%
General Motors Co.*	70,650	3,090,231

Banks 5.09%
East West Bancorp, Inc.	46,780	3,696,555
First Citizens BancShares, Inc. Class A	1,826	1,215,386
Signature Bank	8,390	2,462,381
Wells Fargo & Co.	111,970	5,426,066
Total		12,800,388

Biotechnology 1.83%
AbbVie, Inc.	28,460	4,613,651

Building Products 1.72%
Masco Corp.	48,470	2,471,970
Masonite International Corp.*	20,730	1,843,726
Total		4,315,696

Capital Markets 4.86%
Ameriprise Financial, Inc.	13,960	4,193,026
Blackstone Group, Inc. (The)	31,980	4,059,541
Morgan Stanley	45,440	3,971,456
Total		12,224,023

Chemicals 2.80%
Avient Corp.	46,020	2,208,960
Nutrien Ltd. (Canada)(a)	11,910	1,238,521
Valvoline, Inc.	114,240	3,605,414
Total		7,052,895

Communications Equipment 1.18%
Cisco Systems, Inc.	53,460	2,980,930

Construction & Engineering 1.37%
EMCOR Group, Inc.	30,550	3,440,847

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Consumer Finance 1.70%
American Express Co.	22,850	$4,272,950

Containers & Packaging 1.01%
Avery Dennison Corp.	14,650	2,548,661

Diversified Financial Services 1.48%
Equitable Holdings, Inc.	120,650	3,729,292

Electric: Utilities 2.36%
NextEra Energy, Inc.	39,590	3,353,669
NRG Energy, Inc.	67,610	2,593,520
Total		5,947,189

Electronic Equipment, Instruments & Components 1.15%
Teledyne Technologies, Inc.*	6,130	2,897,222

Energy Equipment & Services 1.01%
NOV, Inc.	130,040	2,550,084

Equity Real Estate Investment Trusts 3.39%
Alexandria Real Estate Equities, Inc.	11,740	2,362,675
Life Storage, Inc.	22,620	3,176,527
Prologis, Inc.	18,540	2,993,839
Total		8,533,041

Food & Staples Retailing 2.02%
BJ’s Wholesale Club Holdings, Inc.*	75,320	5,092,385

Health Care Providers & Services 5.73%
Tenet Healthcare Corp.*	49,360	4,242,985
UnitedHealth Group, Inc.	19,940	10,168,802
Total		14,411,787

Hotels, Restaurants & Leisure 2.45%
Caesars Entertainment, Inc.*	46,790	3,619,675
Hilton Worldwide Holdings, Inc.*	16,710	2,535,575
Total		6,155,250

Household Products 3.42%
Procter & Gamble Co. (The)	37,630	5,749,864
Spectrum Brands Holdings, Inc.	32,320	2,867,430
Total		8,617,294

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Information Technology Services 1.68%
Euronet Worldwide, Inc.*	32,440	$4,222,066

Insurance 7.76%
Allstate Corp. (The)	33,830	4,685,793
American International Group, Inc.	53,160	3,336,853
Arch Capital Group Ltd.*	66,280	3,209,278
Arthur J Gallagher & Co.	25,950	4,530,870
Fidelity National Financial, Inc.	77,270	3,773,867
Total		19,536,661

Interactive Media & Services 3.00%
Alphabet, Inc. Class A*	2,710	7,537,458

Life Sciences Tools & Services 1.50%
Thermo Fisher Scientific, Inc.	6,370	3,762,441

Machinery 3.29%
AGCO Corp.	12,940	1,889,628
Crane Co.	38,396	4,157,519
Parker-Hannifin Corp.	7,830	2,221,841
Total		8,268,988

Media 1.89%
Comcast Corp. Class A	101,630	4,758,317

Metals & Mining 2.20%
Alcoa Corp.	28,060	2,526,242
Reliance Steel & Aluminum Co.	16,350	2,997,772
Total		5,524,014

Oil, Gas & Consumable Fuels 7.39%
Chesapeake Energy Corp.	50,570	4,399,590
Marathon Petroleum Corp.	31,110	2,659,905
Pioneer Natural Resources Co.	25,500	6,375,765
Shell plc ADR	93,800	5,152,434
Total		18,587,694

Personal Products 1.16%
BellRing Brands, Inc.*	126,070	2,909,696

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Pharmaceuticals 5.37%
Eli Lilly & Co.	9,040	$2,588,785
Organon & Co.	173,890	6,073,978
Pfizer, Inc.	93,720	4,851,884
Total		13,514,647

Road & Rail 1.36%
Norfolk Southern Corp.	11,990	3,419,788

Semiconductors & Semiconductor Equipment 4.86%
Azenta, Inc.	36,030	2,986,166
KLA Corp.	6,560	2,401,354
Micron Technology, Inc.	34,050	2,652,155
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,740	1,641,052
Texas Instruments, Inc.	13,940	2,557,711
Total		12,238,438

Software 1.55%
Microsoft Corp.	12,630	3,893,955

Specialty Retail 2.43%
Lowe’s Cos., Inc.	16,350	3,305,806
Williams-Sonoma, Inc.	19,440	2,818,800
Total		6,124,606

Technology Hardware, Storage & Peripherals 2.81%
Apple, Inc.	19,430	3,392,672
NetApp, Inc.	44,400	3,685,200
Total		7,077,872

Trading Companies & Distributors 1.36%
AerCap Holdings NV (Ireland)*(a)	68,140	3,426,079
Total Common Stocks (cost $214,610,828)		249,637,849

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2022

	Principal	Fair
Investments	Amount	Value
SHORT-TERM INVESTMENTS 0.27%

Repurchase Agreements 0.27%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $752,100 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $704,461; proceeds: $690,584 (cost $690,584)	$690,584	$690,584
Total Investments in Securities 99.48% (cost $215,301,412)		250,328,433
Other Assets and Liabilities – Net 0.52%		1,306,808
Net Assets 100.00%		$251,635,241

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$249,637,849	$–	$–	$249,637,849
Short-Term Investments
Repurchase Agreements	–	690,584	–	690,584
Total	$249,637,849	$690,584	$–	$250,328,433

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.97%

COMMON STOCKS 99.97%

Aerospace & Defense 4.60%
Lockheed Martin Corp.	28,820	$12,721,148
Raytheon Technologies Corp.	137,460	13,618,162
Total		26,339,310

Automobiles 1.62%
General Motors Co.*	212,270	9,284,690

Banks 5.17%
East West Bancorp, Inc.	121,460	9,597,769
First Citizens BancShares, Inc. Class A	4,196	2,792,858
Signature Bank	19,390	5,690,771
Wells Fargo & Co.	238,640	11,564,494
Total		29,645,892

Beverages 1.04%
PepsiCo, Inc.	35,751	5,984,002

Biotechnology 2.02%
AbbVie, Inc.	71,250	11,550,338

Building Products 2.82%
Carlisle Cos., Inc.	37,610	9,249,051
Masco Corp.	135,120	6,891,120
Total		16,140,171

Capital Markets 5.12%
Ameriprise Financial, Inc.	37,540	11,275,514
Blackstone Group, Inc. (The)	74,390	9,443,067
Morgan Stanley	98,550	8,613,270
Total		29,331,851

Chemicals 2.00%
Nutrien Ltd. (Canada)(a)	27,210	2,829,568
Valvoline, Inc.	272,630	8,604,203
Total		11,433,771

Communications Equipment 1.66%
Cisco Systems, Inc.	170,840	9,526,038

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Construction & Engineering 1.15%
EMCOR Group, Inc.	58,580	$6,597,865

Consumer Finance 1.71%
American Express Co.	52,400	9,798,800

Containers & Packaging 0.95%
Avery Dennison Corp.	31,430	5,467,877

Diversified Financial Services 1.48%
Equitable Holdings, Inc.	274,960	8,499,014

Electric: Utilities 2.55%
NextEra Energy, Inc.	90,780	7,689,974
NRG Energy, Inc.	180,020	6,905,567
Total		14,595,541

Electronic Equipment, Instruments & Components 1.16%
Teledyne Technologies, Inc.*	14,110	6,668,809

Energy Equipment & Services 1.05%
Schlumberger NV	145,380	6,005,648

Equity Real Estate Investment Trusts 3.56%
Alexandria Real Estate Equities, Inc.	27,930	5,620,913
Life Storage, Inc.	51,850	7,281,295
Prologis, Inc.	46,520	7,512,050
Total		20,414,258

Food & Staples Retailing 2.35%
BJ’s Wholesale Club Holdings, Inc.*	199,142	13,463,991

Health Care Providers & Services 5.42%
McKesson Corp.	22,870	7,001,193
UnitedHealth Group, Inc.	47,170	24,055,285
Total		31,056,478

Hotels, Restaurants & Leisure 2.47%
Caesars Entertainment, Inc.*	108,210	8,371,126
Hilton Worldwide Holdings, Inc.*	38,110	5,782,811
Total		14,153,937

Household Products 2.81%
Procter & Gamble Co. (The)	105,540	16,126,512

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Insurance 7.85%
Allstate Corp. (The)	79,560	$11,019,855
American International Group, Inc.	120,530	7,565,668
Arch Capital Group Ltd.*	151,940	7,356,935
Arthur J Gallagher & Co.	59,320	10,357,272
Fidelity National Financial, Inc.	177,270	8,657,867
Total		44,957,597

Interactive Media & Services 2.99%
Alphabet, Inc. Class A*	6,160	17,133,116

Life Sciences Tools & Services 1.47%
Thermo Fisher Scientific, Inc.	14,257	8,420,897

Machinery 1.87%
AGCO Corp.	29,650	4,329,789
Parker-Hannifin Corp.	22,430	6,364,737
Total		10,694,526

Media 2.19%
Comcast Corp. Class A	268,300	12,561,806

Metals & Mining 2.08%
Alcoa Corp.	64,010	5,762,820
Reliance Steel & Aluminum Co.	33,440	6,131,224
Total		11,894,044

Multi-Line Retail 1.19%
Target Corp.	32,190	6,831,362

Oil, Gas & Consumable Fuels 7.73%
Chesapeake Energy Corp.	134,740	11,722,380
Marathon Petroleum Corp.	81,840	6,997,320
Pioneer Natural Resources Co.	54,740	13,686,642
Shell plc ADR	215,860	11,857,190
Total		44,263,532

Pharmaceuticals 5.96%
Eli Lilly & Co.	24,133	6,910,967
Organon & Co.	356,020	12,435,779
Pfizer, Inc.	285,730	14,792,242
Total		34,138,988

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Road & Rail 1.50%
Norfolk Southern Corp.	30,070	$8,576,565

Semiconductors & Semiconductor Equipment 4.35%
KLA Corp.	15,570	5,699,554
Micron Technology, Inc.	93,240	7,262,464
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,360	4,207,934
Texas Instruments, Inc.	42,220	7,746,525
Total		24,916,477

Software 1.91%
Microsoft Corp.	35,510	10,948,088

Specialty Retail 1.54%
Lowe’s Cos., Inc.	43,490	8,793,243

Technology Hardware, Storage & Peripherals 3.22%
Apple, Inc.	56,150	9,804,352
NetApp, Inc.	104,340	8,660,220
Total		18,464,572

Trading Companies & Distributors 1.41%
AerCap Holdings NV (Ireland)*(a)	160,160	8,052,845
Total Common Stocks (cost $455,935,638)		572,732,451

	Principal Amount
SHORT-TERM INVESTMENTS 0.40%

Repurchase Agreements 0.40%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $2,317,700 of U.S. Treasury Note at 2.375% due 5/15/2027; value: $2,328,966; proceeds: $2,283,222 (cost $2,283,222)	$2,283,222	2,283,222
Total Investments in Securities 100.37% (cost $458,218,860)		575,015,673
Other Assets and Liabilities – Net (0.37)%		(2,099,626)
Net Assets 100.00%		$572,916,047

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$572,732,451	$–	$–	$572,732,451
Short-Term Investments
Repurchase Agreements	–	2,283,222	–	2,283,222
Total	$572,732,451	$2,283,222	$–	$575,015,673

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.87%

COMMON STOCKS 96.87%

Aerospace & Defense 3.84%
CAE, Inc. (Canada)*(a)	26,705	$696,466
L3Harris Technologies, Inc.	2,699	670,621
TransDigm Group, Inc.*	1,926	1,254,866
Total		2,621,953

Air Freight & Logistics 1.30%
GXO Logistics, Inc.*	12,421	886,114

Banks 1.85%
First Republic Bank	4,400	713,240
Western Alliance Bancorp	6,626	548,765
Total		1,262,005

Beverages 1.11%
Brown-Forman Corp. Class B	11,283	756,187

Biotechnology 3.79%
Argenx SE ADR*	2,254	710,709
Genmab A/S ADR*	13,437	486,150
Mirati Therapeutics, Inc.*	2,849	234,245
Natera, Inc.*	8,022	326,335
Seagen, Inc.*	5,762	830,016
Total		2,587,455

Building Products 0.64%
Allegion plc (Ireland)(a)	3,953	433,960

Capital Markets 1.69%
Moody’s Corp.	1,187	400,506
MSCI, Inc.	1,495	751,805
Total		1,152,311

Communications Equipment 1.50%
Arista Networks, Inc.*	7,348	1,021,225

Construction Materials 1.83%
Vulcan Materials Co.	6,804	1,249,895

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

		Fair
Investments	Shares	Value
Containers & Packaging 2.68%
Avery Dennison Corp.	4,171	$725,629
Ball Corp.	12,224	1,100,160
Total		1,825,789

Diversified Consumer Services 0.25%
Service Corp. International	2,619	172,383

Electrical Equipment 1.26%
AMETEK, Inc.	6,483	863,406

Electronic Equipment, Instruments & Components 3.13%
Amphenol Corp. Class A	19,723	1,486,128
Trimble, Inc.*	9,011	650,054
Total		2,136,182

Entertainment 1.47%
Roku, Inc.*	5,312	665,435
Warner Music Group Corp. Class A	9,012	341,104
Total		1,006,539

Equity Real Estate Investment Trusts 2.09%
SBA Communications Corp.	4,141	1,424,918

Food & Staples Retailing 0.84%
Sysco Corp.	7,054	575,959

Food Products 1.10%
McCormick & Co., Inc.	7,550	753,490

Health Care Equipment & Supplies 6.49%
Align Technology, Inc.*	779	339,644
DexCom, Inc.*	3,234	1,654,514
Edwards Lifesciences Corp.*	4,524	532,565
IDEXX Laboratories, Inc.*	978	535,025
Insulet Corp.*	3,185	848,452
The Cooper Cos., Inc.	1,235	515,724
Total		4,425,924

Health Care Technology 0.59%
Inspire Medical Systems, Inc.*	1,581	405,827

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 6.28%
Chipotle Mexican Grill, Inc.*	972	$1,537,733
Churchill Downs, Inc.	3,660	811,715
Hilton Worldwide Holdings, Inc.*	8,245	1,251,096
Planet Fitness, Inc. Class A*	5,037	425,526
Wingstop, Inc.	2,186	256,527
Total		4,282,597

Household Products 0.94%
Church & Dwight Co., Inc.	6,427	638,715

Industrial Conglomerates 1.40%
Roper Technologies, Inc.	2,021	954,377

Information Technology Services 4.26%
Genpact Ltd.	19,399	844,050
Jack Henry & Associates, Inc.	5,936	1,169,689
MongoDB, Inc.*	954	423,185
Twilio, Inc. Class A*	2,854	470,368
Total		2,907,292

Insurance 0.76%
Goosehead Insurance, Inc. Class A	6,598	518,405

Interactive Media & Services 2.23%
Bumble, Inc. Class A*	15,836	458,927
Match Group, Inc.*	7,282	791,845
Snap, Inc. Class A*	7,518	270,573
Total		1,521,345

Internet & Direct Marketing Retail 0.76%
Etsy, Inc.*	4,169	518,123

Life Sciences Tools & Services 5.35%
10X Genomics, Inc. Class A*	4,266	324,515
Agilent Technologies, Inc.	8,595	1,137,376
Bio-Rad Laboratories, Inc. Class A*	465	261,902
Repligen Corp.*	3,862	726,403
West Pharmaceutical Services, Inc.	2,929	1,202,970
Total		3,653,166

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

			Fair
Investments	Shares		Value
Machinery 3.32%
Fortive Corp.		12,198	$743,224
Parker-Hannifin Corp.		3,642	1,033,454
Stanley Black & Decker, Inc.		3,486	487,308
Total			2,263,986

Oil, Gas & Consumable Fuels 0.24%
Pioneer Natural Resources Co.		656	164,020

Personal Products 0.63%
Shiseido Co., Ltd.(b)	JPY	8,554	432,049

Pharmaceuticals 1.95%
Catalent, Inc.*		7,616	844,614
Zoetis, Inc.		2,586	487,694
Total			1,332,308

Road & Rail 2.31%
Old Dominion Freight Line, Inc.		5,272	1,574,641

Semiconductors & Semiconductor Equipment 6.53%
Analog Devices, Inc.		5,657	934,423
Azenta, Inc.		8,685	719,813
Enphase Energy, Inc.*		4,824	973,387
Lam Research Corp.		1,070	575,243
Microchip Technology, Inc.		9,240	694,293
NXP Semiconductors NV (Netherlands)(a)		3,029	560,607
Total			4,457,766

Software 16.08%
Bill.com Holdings, Inc.*		2,882	653,609
Cadence Design Systems, Inc.*		12,723	2,092,425
Crowdstrike Holdings, Inc. Class A*		6,403	1,453,993
Datadog, Inc. Class A*		9,145	1,385,193
HubSpot, Inc.*		1,571	746,131
Palo Alto Networks, Inc.*		3,508	2,183,765
Paycom Software, Inc.*		3,003	1,040,179
Qualtrics International, Inc. Class A*		12,502	356,932
Trade Desk, Inc. (The) Class A*		15,310	1,060,217
Total			10,972,444

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Specialty Retail 4.07%
Burlington Stores, Inc.*	4,415	$804,281
Five Below, Inc.*	4,556	721,534
Tractor Supply Co.	5,363	1,251,563
Total		2,777,378

Textiles, Apparel & Luxury Goods 2.31%
Canada Goose Holdings, Inc. (Canada)*(a)	7,248	190,840
Lululemon Athletica, Inc. (Canada)*(a)	3,801	1,388,239
Total		1,579,079
Total Common Stocks (cost $62,349,165)		66,109,213

	Principal Amount

SHORT-TERM INVESTMENTS 3.48%

Repurchase Agreements 3.48%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $2,590,500 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $2,426,415; proceeds: $2,378,800 (cost $2,378,800)	$2,378,800	2,378,800
Total Investments in Securities 100.35% (cost $64,727,965)		68,488,013
Other Assets and Liabilities – Net (0.35)%		(240,776)
Net Assets 100.00%		$68,247,237

ADR	American Depositary Receipt.
JPY	Japanese Yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Personal Products	$–	$432,049	$–	$432,049
Remaining Industries	65,677,164	–	–	65,677,164
Short-Term Investments
Repurchase Agreements	–	2,378,800	–	2,378,800
Total	$65,677,164	$2,810,849	$–	$68,488,013

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.47%

COMMON STOCKS 98.47%

Aerospace & Defense 1.90%
Curtiss-Wright Corp.		34,560	$5,189,530

Automobiles 1.14%
Harley-Davidson, Inc.		79,460	3,130,724

Banks 5.34%
East West Bancorp, Inc.		57,430	4,538,119
First Citizens BancShares, Inc. Class A		2,988	1,988,813
PacWest Bancorp		92,930	4,008,071
Popular, Inc.		50,021	4,088,716
Total			14,623,719

Beverages 1.02%
Carlsberg A/S Class B(a)	DKK	22,790	2,797,732

Biotechnology 1.32%
Horizon Therapeutics plc*		34,390	3,618,172

Building Products 2.47%
Carlisle Cos., Inc.		11,180	2,749,386
Masco Corp.		78,560	4,006,560
Total			6,755,946

Capital Markets 4.67%
Ameriprise Financial, Inc.		19,130	5,745,887
Evercore, Inc. Class A		22,680	2,524,738
KKR & Co., Inc.		77,020	4,503,359
Total			12,773,984

Chemicals 3.61%
Corteva, Inc.		61,523	3,536,342
Nutrien Ltd. (Canada)(b)		13,770	1,431,942
Valvoline, Inc.		155,650	4,912,314
Total			9,880,598

Communications Equipment 1.70%
F5 Networks, Inc.*		22,300	4,659,585

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Construction & Engineering 2.96%
AECOM	47,720	$3,665,373
EMCOR Group, Inc.	39,360	4,433,117
Total		8,098,490

Construction Materials 1.42%
Eagle Materials, Inc.	30,360	3,897,010

Containers & Packaging 1.01%
Avery Dennison Corp.	15,920	2,769,602

Diversified Financial Services 1.54%
Equitable Holdings, Inc.	136,240	4,211,178

Electric: Utilities 4.66%
Entergy Corp.	36,010	4,204,168
NRG Energy, Inc.	110,150	4,225,354
Portland General Electric Co.	78,127	4,308,704
Total		12,738,226

Electrical Equipment 1.38%
Sensata Technologies Holding plc*	73,960	3,760,866

Electronic Equipment, Instruments & Components 1.67%
Teledyne Technologies, Inc.*	9,690	4,579,785

Energy Equipment & Services 1.68%
NOV, Inc.	234,490	4,598,349

Equity Real Estate Investment Trusts 7.97%
Alexandria Real Estate Equities, Inc.	19,520	3,928,400
Camden Property Trust	29,790	4,951,098
Duke Realty Corp.	75,990	4,411,980
Kimco Realty Corp.	175,006	4,322,648
Life Storage, Inc.	29,910	4,200,261
Total		21,814,387

Food & Staples Retailing 2.36%
BJ’s Wholesale Club Holdings, Inc.*	95,300	6,443,233

Health Care Providers & Services 5.27%
AmerisourceBergen Corp.	35,250	5,453,528
Molina Healthcare, Inc.*	15,470	5,160,637
Tenet Healthcare Corp.*	44,340	3,811,466
Total		14,425,631

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2022

		Fair
Investments	Shares	Value
Hotels, Restaurants & Leisure 2.55%
Caesars Entertainment, Inc.*	49,930	$3,862,585
Hilton Worldwide Holdings, Inc.*	20,490	3,109,152
Total		6,971,737

Household Products 1.44%
Spectrum Brands Holdings, Inc.	44,396	3,938,813

Information Technology Services 2.11%
Euronet Worldwide, Inc.*	44,320	5,768,248

Insurance 8.10%
Allstate Corp. (The)	33,840	4,687,178
American Financial Group, Inc./OH	31,510	4,588,486
Arch Capital Group Ltd.*	86,880	4,206,730
Arthur J Gallagher & Co.	25,280	4,413,888
Fidelity National Financial, Inc.	87,430	4,270,081
Total		22,166,363

Machinery 7.10%
AGCO Corp.	14,550	2,124,737
Crane Co.	45,147	4,888,517
Otis Worldwide Corp.	50,290	3,869,816
Parker-Hannifin Corp.	15,680	4,449,357
Westinghouse Air Brake Technologies Corp.	42,650	4,101,650
Total		19,434,077

Media 1.25%
Nexstar Media Group, Inc. Class A	18,180	3,426,566

Metals & Mining 2.19%
Alcoa Corp.	31,480	2,834,144
Reliance Steel & Aluminum Co.	17,170	3,148,120
Total		5,982,264

Multi-Utilities 1.71%
CMS Energy Corp.	66,810	4,672,691

Oil, Gas & Consumable Fuels 7.17%
Chesapeake Energy Corp.	55,460	4,825,020
Devon Energy Corp.	90,250	5,336,482
Marathon Petroleum Corp.	44,820	3,832,110
Pioneer Natural Resources Co.	22,490	5,623,175
Total		19,616,787

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2022

Investments	Shares	Fair Value
Pharmaceuticals 2.50%
Organon & Co.	195,690	$6,835,452

Semiconductors & Semiconductor Equipment 2.60%
Azenta, Inc.	43,810	3,630,973
Teradyne, Inc.	29,470	3,484,238
Total		7,115,211

Specialty Retail 1.26%
Williams-Sonoma, Inc.	23,700	3,436,500

Technology Hardware, Storage & Peripherals 1.90%
NetApp, Inc.	62,650	5,199,950

Trading Companies & Distributors 1.50%
AerCap Holdings NV (Ireland)*(b)	81,530	4,099,328
Total Common Stocks (cost $221,772,117)		269,430,734

	Principal Amount

SHORT-TERM INVESTMENTS 1.52%

Repurchase Agreements 1.52%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $4,550,700 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $4,262,455; proceeds: $4,178,859 (cost $4,178,859)	$4,178,859	4,178,859
Total Investments in Securities 99.99% (cost $225,950,976)		273,609,593
Other Assets and Liabilities – Net 0.01%		14,398
Net Assets 100.00%		$273,623,991

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$2,797,732	$–	$2,797,732
Remaining Industries	266,633,002	–	–	266,633,002
Short-Term Investments
Repurchase Agreements	–	4,178,859	–	4,178,859
Total	$266,633,002	$6,976,591	$–	$273,609,593

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.46%

ASSET-BACKED SECURITIES 23.39%

Auto Floor Plan 0.25%
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	$305,000	$306,339

Automobiles 8.58%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	38,016	38,066
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64,000	63,675
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	23,033	23,053
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	140,000	138,782
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	17,439	17,441
CarMax Auto Owner Trust 2020-2 D	5.75%	5/17/2027	275,000	284,931
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	24,758	24,819
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	38,691	37,455
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	360,000	358,346
CPS Auto Receivables Trust 2019-C C†	2.84%	6/16/2025	9,779	9,785
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200,000	201,385
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	38,347	38,391
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	87,507	87,459
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	250,000	241,394
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	18,346	18,511
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	2,640	2,643
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	19,884	19,957
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44,000	44,476
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	54,356	54,430
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82,000	81,955
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	100,000	98,511
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	100,000	96,386
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	82,166	81,994
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	171,000	162,630
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	119,711	117,707
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	339	338
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	55,000	53,647
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	100,000	94,378
Exeter Automobile Receivables Trust 2021-3 B	0.69%	1/15/2026	555,000	541,747
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	48,076	48,031
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	115,000	109,121
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50,000	50,287
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	71,799	71,710

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2021-A A3	0.26%		2/15/2024	$209,000	$207,392
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%		1/15/2030	200,000	202,241
Ford Credit Auto Owner Trust 2020-C A3	0.41%		7/15/2025	155,000	152,671
Ford Credit Auto Owner Trust 2021-A A2	0.17%		10/15/2023	107,760	107,543
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%		10/17/2033	150,000	139,439
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%		3/15/2029	100,000	100,348
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%		7/15/2030	200,000	202,350
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%		10/15/2024	23,675	23,686
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%		1/15/2025	171,950	170,276
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%		7/20/2023	50,487	50,426
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%		10/21/2024	363,000	359,754
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%		8/16/2024	26,000	26,244
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%		8/18/2025	195,000	192,019
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%		11/16/2023	31,787	31,743
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%		10/16/2025	126,000	123,592
GM Financial Leasing Trust 2021-1 A2	0.17%		4/20/2023	100,885	100,769
GM Financial Leasing Trust 2021-1 A3	0.26%		2/20/2024	267,000	264,529
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	255,000	233,077
Hertz Vehicle Financing LLC 2021-1A A†	1.21%		12/26/2025	175,000	165,929
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%		7/15/2024	57,270	56,889
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%		10/18/2024	156,000	154,073
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%		7/21/2023	72,380	72,270
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%		11/15/2023	170,976	170,395
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%		4/17/2023	39,275	39,225
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	180,000	180,090
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	18,073	18,061
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%		1/16/2024	139,000	137,709
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	147,000	147,248
NextGear Floorplan Master Owner Trust 2020-1A A1†	1.197% (1 Mo. LIBOR + .80%	)#	2/15/2025	530,000	532,435
Nissan Auto Lease Trust 2020-B A3	0.43%		10/16/2023	175,878	175,279
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%		7/14/2028	225,000	214,496
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	31,760	31,826
Santander Drive Auto Receivables Trust 2020-2 D	2.22%		9/15/2026	216,000	214,381

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2021-1 C	0.75%		2/17/2026	$111,000	$108,892
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%		4/15/2024	25,305	25,296
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	70,000	67,062
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%		5/15/2024	125,702	125,524
Santander Drive Auto Receivables Trust 2022-2 C	3.76%		7/16/2029	360,000	358,324
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	72,000	72,425
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	305,000	296,843
Santander Retail Auto Lease Trust 2021-C A2†	0.29%		4/22/2024	108,445	107,536
Santander Retail Auto Lease Trust 2021-C A3†	0.50%		3/20/2025	140,000	136,200
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%		5/15/2023	4,554	4,552
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	161,000	159,179
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	96,208	95,625
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	86,000	86,382
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	72,044	72,156
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	228,216	226,333
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	100,000	96,087
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	91,000	89,916
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	24,973	25,029
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15,000	14,940
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45,000	44,661
Total					10,524,808

Credit Card 0.32%
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	41,000	41,076
Master Credit Card Trust II Series 2018-1A A†	0.939% (1 Mo. LIBOR + .49%	)#	7/21/2024	100,000	100,156
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100,000	100,598
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	8,000	8,022
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	140,000	140,398
Total					390,250

Other 13.46%
ACAM Ltd. 2019-FL1 A†	1.565% (1 Mo. SOFR + 1.51%	)#	11/17/2034	119,458	119,405
ACREC Ltd. 2021-FL1 A†	1.618% (1 Mo. LIBOR + 1.15%	)#	10/16/2036	300,000	295,459

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
ACRES Commercial Realty Ltd. 2021-FL2 A†	1.841% (1 Mo. LIBOR + 1.40%	)#	1/15/2037	$430,000	$423,490	(a)
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	175,000	167,320
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	250,000	250,306
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	2,218	2,220
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	24,908	24,976
Apidos CLO XXII 2015-22A A1R†	1.314% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	250,000	248,750
Apidos CLO XXIV 2016-24A A1AL†	1.204% (3 Mo. LIBOR + .95%	)#	10/20/2030	250,000	248,625
Apidos CLO XXXI 2019-31A A1R†	1.341% (3 Mo. LIBOR + 1.10%	)#	4/15/2031	250,000	247,875
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	195,641	186,550
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.497% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	110,000	108,900
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.467% (1 Mo. LIBOR + 1.07%	)#	8/15/2034	150,000	149,255
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.50% (1 Mo. SOFR + 1.45%	)#	1/15/2037	230,000	228,784
ARES L CLO Ltd. 2018-50A AR†	1.291% (3 Mo. LIBOR + 1.05%	)#	1/15/2032	250,000	248,117
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.224% (3 Mo. LIBOR + .97%	)#	7/20/2030	250,000	249,664
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.474% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	250,000	249,163
Barings CLO Ltd. 2019-3A A1R†	1.324% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	250,000	248,375
BDS Ltd. 2021-FL7 A†	1.538% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	200,000	198,014
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.434% (3 Mo. LIBOR + 1.18%	)#	1/20/2032	250,000	248,136
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.234% (3 Mo. LIBOR + .98%	)#	7/20/2029	250,000	248,500
BSPRT Issuer Ltd. 2019 FL5 A†	1.547% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	41,881	41,816

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer Ltd. 2021-FL7 A†	1.717% (1 Mo. LIBOR + 1.32%	)#	12/15/2038	$240,000	$238,386
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%	)#	7/20/2031	250,000	247,155
Carlyle US CLO Ltd. 2017-3A A1AR†	1.154% (3 Mo. LIBOR + .90%	)#	7/20/2029	250,000	249,614
Carlyle US CLO Ltd. 2019-1A A1AR†	1.334% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	250,000	248,227
Cedar Funding X CLO Ltd. 2019-10A AR†	1.354% (3 Mo. LIBOR + 1.10%	)#	10/20/2032	250,000	248,175
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.558% (3 Mo. LIBOR + 1.05%	)#	5/29/2032	220,000	218,278
Cedar Funding XIV CLO Ltd. 2021-14A A†	1.341% (3 Mo. LIBOR + 1.10%	)#	7/15/2033	250,000	248,500
CIFC Funding II Ltd. 2013-2A A1L2†	1.241% (3 Mo. LIBOR + 1.00%	)#	10/18/2030	250,000	247,168
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	32,795	32,874
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	120,000	118,536
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	25,058	25,127
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	20,373	20,505
Dryden Senior Loan Fund 2017-47A A1R†	1.221% (3 Mo. LIBOR + .98%	)#	4/15/2028	250,000	249,225
Elmwood CLO X Ltd. 2021-3A A†	1.294% (3 Mo. LIBOR + 1.04%	)#	10/20/2034	250,000	248,125
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.209% (3 Mo. LIBOR + .95%	)#	7/24/2030	150,000	148,950
Greystone CRE Notes Ltd. 2021-FL3 A†	1.417% (1 Mo. LIBOR + 1.02%	)#	7/15/2039	170,000	165,981
HGI CRE CLO Ltd. 2021-FL2 A†	1.431% (1 Mo. LIBOR + 1.00%	)#	9/17/2036	300,000	295,180
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	100,000	100,070
JFIN CLO Ltd. 2013-1A A1NR†	1.644% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	129,194	128,762
KKR CLO 28 Ltd. A†	1.966% (3 Mo. LIBOR + 1.14%	)#	3/15/2031	250,000	248,003
KKR CLO Ltd. 24 A1R†	1.334% (3 Mo. LIBOR + 1.08%	)#	4/20/2032	250,000	248,268
KKR CLO Ltd. 38A A1(b)	Zero Coupon	#(c)	4/15/2033	250,000	250,000
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	260,000	237,082
LFT CRE Ltd. 2021-FL1 B†	2.147% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	200,000	196,232

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. 2019-CRE2 C†	2.397% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	$430,000	$423,252
LoanCore Issuer Ltd. 2022-CRE7 A†	1.60% (1 Mo. SOFR + 1.55%	)#	1/17/2037	260,000	258,869
M360 LLC 2019-CRE2 A†	1.564% (1 Mo. SOFR + 1.51%	)#	9/15/2034	32,538	32,611
Madison Park Funding XI Ltd. 2013-11A AR2†	1.159%(3 Mo. LIBOR + .90%	)#	7/23/2029	246,728	245,505
Magnetite Ltd. 2021-29A A†	1.231% (3 Mo. LIBOR + .99%	)#	1/15/2034	250,000	247,664
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	120,000	109,684
MF1 Ltd. 2021-FL7 A†	1.511% (1 Mo. LIBOR + 1.08%	)#	10/16/2036	240,000	236,646
MF1 Ltd. 2021-FL7 AS†	1.881% (1 Mo. LIBOR + 1.45%	)#	10/16/2036	230,000	225,625
MF1 Ltd. 2022-FL8 A†	1.40% (1 Mo. SOFR + 1.35%	)#	2/19/2037	450,000	446,507
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	243,646	243,623
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	17,526	17,461
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	130,000	121,355
OCP CLO Ltd. 2019-17A A1R†	1.294% (3 Mo. LIBOR + 1.04%	)#	7/20/2032	300,000	297,600
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%	)#	7/15/2029	250,000	248,687
Octagon Investment Partners XVII Ltd. A1R2†	1.258% (3 Mo. LIBOR + 1.00%	)#	1/25/2031	250,000	247,397
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.395% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	250,000	247,491
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	100,113
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	8,791	8,789
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100,000	100,046
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	19,963	19,614
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	370,000	363,391
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136,000	132,556
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108,000	103,605
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	96,500	96,410
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	290,000	258,148

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 2 Ltd. 2018-2A AR†	1.321% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	$250,000	$248,506
Romark CLO Ltd. 2017-1A A2R†	1.909% (3 Mo. LIBOR + 1.65%	)#	10/23/2030	340,000	337,349
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	3,139	3,140
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	177,000	176,860
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	488,538
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	220,000	214,299
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.359% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	250,000	247,602
TICP CLO XIV Ltd. 2019-14A A1R†	Zero Coupon	#(c)	10/20/2032	260,000	257,880
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	81,594	80,204
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	206,891	197,924
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	136,000	134,139
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205,000	201,107
Total					16,512,320

Rec Vehicle Loan 0.05%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	61,181	59,770

Student Loan 0.73%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	101,579	99,190
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	244,797	232,916
Navient Private Education Refi Loan Trust 2021-FA A†	1.11%		2/18/2070	180,006	167,922
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	220,000	212,827
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	97,991	91,909
SLC Student Loan Trust 2008-1 A4A	2.426% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	35,515	35,946
SMB Private Education Loan Trust 2021-A A1†	0.897% (1 Mo. LIBOR + .50%	)#	1/15/2053	19,309	19,303
Towd Point Asset Trust 2018-SL1 A†	1.057% (1 Mo. LIBOR + .60%	)#	1/25/2046	37,487	37,404
Total					897,417
Total Asset-Backed Securities (cost $29,155,469)					28,690,904

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.09%

Internet
Weibo Corp. (China)(d) (cost $108,781)	1.25%	11/15/2022	$110,000	$107,525

CORPORATE BONDS 45.34%

Aerospace/Defense 0.80%
Boeing Co. (The)	4.875%	5/1/2025	380,000	392,397
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	178,000	174,656
Bombardier, Inc. (Canada)†(d)	7.50%	12/1/2024	84,000	86,873
Howmet Aerospace, Inc.	5.125%	10/1/2024	34,000	35,231
Howmet Aerospace, Inc.	6.875%	5/1/2025	128,000	139,201
TransDigm, Inc.†	8.00%	12/15/2025	143,000	149,708
Total				978,066

Agriculture 1.21%
BAT Capital Corp.	2.789%	9/6/2024	54,000	53,336
BAT Capital Corp.	3.222%	8/15/2024	832,000	832,323
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	400,000	396,595
Reynolds American, Inc.	4.45%	6/12/2025	14,000	14,310
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	200,000	184,404
Total				1,480,968

Airlines 0.43%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	3/15/2023	10,177	10,068
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	12/15/2023	97,333	97,914
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	38,345	38,319
American Airlines Group, Inc.†	3.75%	3/1/2025	92,000	84,039
American Airlines Group, Inc.†	5.00%	6/1/2022	70,000	70,080
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(d)	4.625%	6/20/2024	30,029	30,198
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	4/11/2022	198,443	198,588
Total				529,206

Apparel 0.12%
PVH Corp.	4.625%	7/10/2025	38,000	38,808
William Carter Co. (The)†	5.50%	5/15/2025	101,000	104,198
Total				143,006

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 2.10%
Ford Motor Credit Co. LLC	2.30%		2/10/2025	$200,000	$190,067
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300,000	300,483
Ford Motor Credit Co. LLC	3.087%		1/9/2023	200,000	200,475
Ford Motor Credit Co. LLC	5.584%		3/18/2024	200,000	205,922
General Motors Co.	5.40%		10/2/2023	157,000	162,513
General Motors Financial Co., Inc.	2.75%		6/20/2025	134,000	130,296
General Motors Financial Co., Inc.	2.90%		2/26/2025	54,000	52,797
General Motors Financial Co., Inc.	3.70%		5/9/2023	139,000	140,456
General Motors Financial Co., Inc.	3.95%		4/13/2024	140,000	142,268
General Motors Financial Co., Inc.	4.25%		5/15/2023	23,000	23,294
General Motors Financial Co., Inc.	5.10%		1/17/2024	132,000	136,529
Hyundai Capital America†	0.80%		1/8/2024	160,000	152,829
Hyundai Capital America†	0.875%		6/14/2024	160,000	151,166
Hyundai Capital America†	1.00%		9/17/2024	47,000	44,246
Hyundai Capital America†	1.25%		9/18/2023	218,000	212,178
Hyundai Capital America†	1.30%		1/8/2026	75,000	68,796
Hyundai Capital America†	1.50%		6/15/2026	91,000	82,854
Hyundai Capital America†	3.25%		9/20/2022	31,000	31,161
Hyundai Capital America†	5.875%		4/7/2025	137,000	144,895
Total					2,573,225

Auto Parts & Equipment 0.55%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	42,000	41,594
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	173,000	179,721
ZF North America Capital, Inc.†	4.75%		4/29/2025	450,000	452,160
Total					673,475

Banks 13.29%
ABN AMRO Bank NV (Netherlands)†(d)	4.80%		4/18/2026	200,000	205,936
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	400,000	401,546
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	400,000	401,052
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	200,000	203,930
Bank of America Corp.	0.523% (SOFR + .41%	)#	6/14/2024	151,000	146,834
Bank of America Corp.	0.981% (SOFR + .91%	)#	9/25/2025	37,000	35,099
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	89,000	83,507

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	1.53% (SOFR + .65%	)#	12/6/2025	$112,000	$107,185
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	179,000	178,835
Bank of America Corp.	3.95%		4/21/2025	157,000	160,104
Bank of America Corp.	4.00%		1/22/2025	248,000	252,724
Bank of America Corp.	4.20%		8/26/2024	175,000	179,346
Bank of Ireland Group plc (Ireland)†(d)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027	200,000	181,598
BankUnited, Inc.	4.875%		11/17/2025	364,000	380,435
Barclays plc (United Kingdom)(d)	4.375%		9/11/2024	200,000	202,797
Barclays plc (United Kingdom)(d)	4.836%		5/9/2028	200,000	204,463
BBVA Bancomer SA†	6.75%		9/30/2022	150,000	152,633
BNP Paribas SA (France)†(d)	4.705% (3 Mo. LIBOR + 2.24%	)#	1/10/2025	200,000	204,300
BPCE SA (France)†(d)	4.50%		3/15/2025	200,000	202,432
BPCE SA (France)†(d)	4.875%		4/1/2026	200,000	205,703
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	95,000	94,272
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	402,000	398,869
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	68,000	68,197
Citigroup, Inc.	3.875%		3/26/2025	59,000	59,835
Citigroup, Inc.	4.05%		7/30/2022	55,000	55,472
Citigroup, Inc.	4.40%		6/10/2025	403,000	415,028
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	435,000	440,535
Credit Suisse Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	235,037
Credit Suisse Group AG (Switzerland)(d)	3.75%		3/26/2025	250,000	249,258
Danske Bank A/S (Denmark)†(d)	0.976% (1 Yr. Treasury CMT + .55%	)#	9/10/2025	200,000	187,598
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	400,000	394,986
Danske Bank A/S (Denmark)†(d)	1.621% (1 Yr. Treasury CMT + 1.35%	)#	9/11/2026	200,000	185,168
Danske Bank A/S (Denmark)†(d)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	400,000	394,364

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(d)	4.298% (1 Yr. Treasury CMT + 1.75%	)#	4/1/2028	$200,000	$201,747	(a)
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	200,000	206,298
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	41,000	41,434
FNB Corp.	2.20%		2/24/2023	53,000	52,709
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%	)#	11/17/2023	55,000	54,318
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%	)#	9/10/2024	151,000	146,124
Goldman Sachs Group, Inc. (The)	0.836% (SOFR + .70%	)#	1/24/2025	153,000	152,037
Goldman Sachs Group, Inc. (The)	1.214% (3 Mo. LIBOR + .75%	)#	2/23/2023	240,000	240,492
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	60,000	58,582
Goldman Sachs Group, Inc. (The)	1.259% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	109,000	109,094
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%	)#	10/21/2027	191,000	177,773
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028	75,000	71,790
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	123,000	123,132
Goldman Sachs Group, Inc. (The)	3.00%		3/15/2024	76,000	75,942
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	89,000	91,264
HSBC Holdings plc (United Kingdom)(d)	0.732% (SOFR + .53%	)#	8/17/2024	200,000	193,536
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%	)#	5/24/2025	200,000	190,021
ING Groep NV (Netherlands)(d)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%	)#	3/22/2028	200,000	201,583
Intesa Sanpaolo SpA (Italy)†(d)	3.25%		9/23/2024	200,000	198,190
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	400,000	403,456
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025	148,000	140,408
JPMorgan Chase & Co.	0.824% (SOFR + .54%	)#	6/1/2025	172,000	164,148
JPMorgan Chase & Co.	1.134% (SOFR + .92%	)#	2/24/2026	115,000	114,951

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	1.394% (SOFR + 1.18%	)#	2/24/2028	$77,000	$77,017
Lloyds Banking Group plc (United Kingdom)(d)	1.326% (1 Yr. Treasury CMT + 1.10%	)#	6/15/2023	526,000	524,743
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025	200,000	204,297
Macquarie Group Ltd. (Australia)†(d)	1.201% (SOFR + .69%	)#	10/14/2025	76,000	71,896
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	59,302
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	12,000	12,023
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75,000	75,875
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025	276,000	262,412
Morgan Stanley	0.791% (SOFR + .51%	)#	1/22/2025	187,000	179,631
Natwest Group plc (United Kingdom)(d)	5.125%		5/28/2024	376,000	387,608
NatWest Markets plc (United Kingdom)†(d)	0.80%		8/12/2024	200,000	188,434
NatWest Markets plc (United Kingdom)(d)	3.479%		3/22/2025	200,000	199,389
Popular, Inc.	6.125%		9/14/2023	23,000	23,624
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	63,546
Santander Holdings USA, Inc.	3.40%		1/18/2023	85,000	85,545
Santander Holdings USA, Inc.	3.45%		6/2/2025	144,000	143,123
Santander UK Group Holdings plc (United Kingdom)(d)	1.089% (SOFR + .79%	)#	3/15/2025	200,000	190,362
Santander UK Group Holdings plc (United Kingdom)(d)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	186,321
Societe Generale SA (France)†(d)	2.226% (1 Yr. Treasury CMT + 1.05%	)#	1/21/2026	200,000	190,057
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr. Treasury CMT + .78%	)#	1/12/2025	400,000	382,391
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025	200,000	191,035

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(d)	1.319% (1 Yr. Treasury CMT + 1.17%	)#	10/14/2023	$200,000	$198,171
Synovus Financial Corp.	3.125%		11/1/2022	116,000	116,521
UBS AG (Switzerland)(d)	5.125%		5/15/2024	600,000	614,882
UBS AG	7.625%		8/17/2022	613,000	622,280
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	350,000	372,118
Total					16,300,710

Biotechnology 0.04%
Bio-Rad Laboratories, Inc.	3.30%		3/15/2027	52,000	51,253

Building Materials 0.17%
Builders FirstSource, Inc.†	6.75%		6/1/2027	195,000	202,629

Chemicals 0.33%
Celanese US Holdings LLC	4.625%		11/15/2022	160,000	162,456
NOVA Chemicals Corp. (Canada)†(d)	4.875%		6/1/2024	57,000	57,712
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%		5/11/2026	200,000	187,704
Total					407,872

Commercial Services 0.26%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%		7/15/2026	77,000	78,016
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	61,000	63,123
Sabre GLBL, Inc.†	7.375%		9/1/2025	100,000	104,587
Triton Container International Ltd.†	0.80%		8/1/2023	46,000	44,648
Triton Container International Ltd.†	1.15%		6/7/2024	30,000	28,480
Total					318,854

Computers 0.38%
CA Magnum Holdings (Mauritius)†(d)	5.375%		10/31/2026	200,000	197,500
Dell International LLC/EMC Corp.	5.45%		6/15/2023	139,000	143,271
Dell International LLC/EMC Corp.	5.85%		7/15/2025	23,000	24,569
Dell International LLC/EMC Corp.	6.02%		6/15/2026	93,000	100,827
Total					466,167

Cosmetics/Personal Care 0.14%
Coty, Inc.†	5.00%		4/15/2026	176,000	171,703

Distribution/Wholesale 0.15%
KAR Auction Services, Inc.†	5.125%		6/1/2025	184,000	186,521

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%	10/29/2024	$150,000	$141,476
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.50%	7/15/2025	198,000	209,841
Air Lease Corp.	4.25%	2/1/2024	33,000	33,382
Aircastle Ltd.	4.40%	9/25/2023	184,000	184,823
Aircastle Ltd.	5.00%	4/1/2023	107,000	108,774
Aircastle Ltd.†	5.25%	8/11/2025	113,000	115,210
Alliance Data Systems Corp.†	4.75%	12/15/2024	120,000	118,142
Alliance Data Systems Corp.†	7.00%	1/15/2026	129,000	131,269
Ally Financial, Inc.	1.45%	10/2/2023	23,000	22,472
Ally Financial, Inc.	3.875%	5/21/2024	266,000	269,253
Ally Financial, Inc.	4.625%	3/30/2025	61,000	62,930
Ally Financial, Inc.	5.125%	9/30/2024	295,000	308,097
Ally Financial, Inc.	5.75%	11/20/2025	110,000	115,769
Aviation Capital Group LLC†	1.95%	1/30/2026	53,000	48,741
Aviation Capital Group LLC†	3.875%	5/1/2023	92,000	92,448
Aviation Capital Group LLC†	5.50%	12/15/2024	109,000	112,293
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%	2/21/2026	45,000	41,142
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	42,000	41,477
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	152,000	154,760
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	152,000	155,283
Citigroup Global Markets Holdings, Inc.	0.75%	6/7/2024	117,000	111,643
Discover Financial Services	5.20%	4/27/2022	144,000	144,356
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(d)	6.50%	9/15/2024	77,591	70,367
Morgan Stanley Domestic Holdings, Inc.	2.95%	8/24/2022	36,000	36,185
Muthoot Finance Ltd. (India)†(d)	4.40%	9/2/2023	200,000	200,750
Muthoot Finance Ltd. (India)†(d)	6.125%	10/31/2022	200,000	202,625
Navient Corp.	5.50%	1/25/2023	174,000	176,379
Navient Corp.	5.875%	10/25/2024	144,000	147,096
Navient Corp.	6.125%	3/25/2024	106,000	108,035
Navient Corp.	7.25%	9/25/2023	46,000	47,845
OneMain Finance Corp.	5.625%	3/15/2023	26,000	26,515
OneMain Finance Corp.	6.125%	3/15/2024	139,000	142,637
OneMain Finance Corp.	8.25%	10/1/2023	50,000	52,748
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	145,000	146,101
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	16,000	16,106

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	$228,000	$233,521
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	247,000	227,314
Total					4,557,805

Electric 2.39%
AES Corp. (The)†	3.30%		7/15/2025	135,000	132,737
Alexander Funding Trust†	1.841%		11/15/2023	163,000	158,085
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	180,940
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	225,000	226,570
Calpine Corp.†	5.25%		6/1/2026	120,000	120,757
Comision Federal de Electricidad (Mexico)†(d)	4.875%		1/15/2024	200,000	204,804
Fells Point Funding Trust†	3.046%		1/31/2027	129,000	123,873
FirstEnergy Corp.	3.35%		7/15/2022	278,000	278,341
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150,000	150,859
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146,000	149,342
NextEra Energy Capital Holdings, Inc.	0.75% (3 Mo. LIBOR + .27%	)#	2/22/2023	199,000	198,344
NRG Energy, Inc.†	3.75%		6/15/2024	235,000	234,273
OGE Energy Corp.	0.703%		5/26/2023	17,000	16,661
Pacific Gas and Electric Co.	1.367%		3/10/2023	120,000	117,947
Pacific Gas and Electric Co.	3.15%		1/1/2026	241,265	232,608
TransAlta Corp. (Canada)(d)	4.50%		11/15/2022	105,000	105,880
Vistra Operations Co. LLC†	3.55%		7/15/2024	301,000	298,369
Total					2,930,390

Electronics 0.01%
Flex Ltd.	3.75%		2/1/2026	9,000	9,011

Energy-Alternate Sources 0.10%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	116,000	119,456

Engineering & Construction 0.03%
Fluor Corp.	3.50%		12/15/2024	40,000	40,009

Entertainment 0.72%
Caesars Entertainment, Inc.†	6.25%		7/1/2025	150,000	155,058
Caesars Entertainment, Inc.†	8.125%		7/1/2027	126,000	135,175
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%		5/1/2025	116,000	119,262
International Game Technology plc†	4.125%		4/15/2026	200,000	197,843
Live Nation Entertainment, Inc.†	4.875%		11/1/2024	53,000	53,304
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%		11/15/2027	41,000	45,418

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.†	8.75%	5/1/2025	$89,000	$92,450
Vail Resorts, Inc.†	6.25%	5/15/2025	87,000	90,007
Total				888,517

Food 0.33%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	112,000	108,467
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	75,000	79,179
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	113,000	114,237
US Foods, Inc.†	6.25%	4/15/2025	105,000	107,760
Total				409,643

Forest Products & Paper 0.10%
West Fraser Timber Co., Ltd. (Canada)†(d)	4.35%	10/15/2024	115,000	117,758

Gas 0.55%
Atmos Energy Corp.	0.625%	3/9/2023	62,000	61,109
National Fuel Gas Co.	3.75%	3/1/2023	25,000	25,170
National Fuel Gas Co.	5.50%	1/15/2026	176,000	186,572
National Fuel Gas Co.	7.395%	3/30/2023	25,000	25,462
ONE Gas, Inc.	0.85%	3/11/2023	131,000	129,279
ONE Gas, Inc.	1.10%	3/11/2024	250,000	241,318
Total				668,910

Health Care-Services 0.75%
Centene Corp.	4.25%	12/15/2027	201,000	201,961
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026	76,000	79,237
HCA, Inc.	5.00%	3/15/2024	116,000	120,300
HCA, Inc.	5.25%	4/15/2025	237,000	249,697
HCA, Inc.	5.375%	2/1/2025	109,000	113,550
HCA, Inc.	8.36%	4/15/2024	46,000	50,127
Legacy LifePoint Health LLC†	6.75%	4/15/2025	69,000	71,422
Select Medical Corp.†	6.25%	8/15/2026	36,000	37,309
Total				923,603

Home Builders 0.31%
Beazer Homes USA, Inc.	6.75%	3/15/2025	175,000	176,104
Lennar Corp.	4.50%	4/30/2024	67,000	68,730
Lennar Corp.	4.75%	11/15/2022	59,000	59,606
Lennar Corp.	4.875%	12/15/2023	12,000	12,332
Toll Brothers Finance Corp.	4.375%	4/15/2023	30,000	30,316
Toll Brothers Finance Corp.	4.875%	11/15/2025	28,000	28,856
Total				375,944

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Housewares 0.18%
Newell Brands, Inc.	4.10%	4/1/2023	$116,000	$117,269
Newell Brands, Inc.	4.45%	4/1/2026	82,000	82,615
Newell Brands, Inc.	4.875%	6/1/2025	20,000	20,667
Total				220,551

Insurance 0.97%
CNO Financial Group, Inc.	5.25%	5/30/2025	280,000	290,674
CNO Global Funding †	1.75%	10/7/2026	150,000	138,517
F&G Global Funding†	0.90%	9/20/2024	59,000	55,670
F&G Global Funding†	1.75%	6/30/2026	56,000	52,133
F&G Global Funding†	2.30%	4/11/2027	114,000	106,751
GA Global Funding Trust†	0.80%	9/13/2024	150,000	140,636
HUB International Ltd.†	7.00%	5/1/2026	118,000	119,513
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	143,789
Kemper Corp.	4.35%	2/15/2025	44,000	44,973
USI, Inc.†	6.875%	5/1/2025	102,000	102,509
Total				1,195,165

Internet 1.27%
Baidu, Inc. (China)(d)	3.875%	9/29/2023	200,000	202,200
Netflix, Inc.†	3.625%	6/15/2025	186,000	187,220
Netflix, Inc.	4.375%	11/15/2026	471,000	490,532
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	200,000	183,022
Uber Technologies, Inc.†	7.50%	5/15/2025	90,000	94,015
Uber Technologies, Inc.†	7.50%	9/15/2027	54,000	57,645
Uber Technologies, Inc.†	8.00%	11/1/2026	117,000	124,453
VeriSign, Inc.	5.25%	4/1/2025	19,000	19,972
Weibo Corp. (China)(d)	3.50%	7/5/2024	200,000	195,403
Total				1,554,462

Iron - Steel 0.27%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026	114,000	119,117
Steel Dynamics, Inc.	5.00%	12/15/2026	102,000	104,768
Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026	103,000	113,189
Total				337,074

Leisure Time 0.37%
Carnival Corp.†	9.875%	8/1/2027	102,000	112,911
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	306,000	336,575
Total				449,486

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.35%
Hyatt Hotels Corp.	1.30%	10/1/2023	$75,000	$73,126
Hyatt Hotels Corp.	1.80%	10/1/2024	57,000	54,894
MGM Resorts International	6.75%	5/1/2025	49,000	50,634
Travel + Leisure Co.	6.60%	10/1/2025	49,000	52,110
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	164,000	163,814
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	30,522	30,565
Total				425,143

Machinery - Diversified 0.30%
CNH Industrial Capital LLC	4.375%	4/5/2022	79,000	79,006
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	88,000	89,845
Granite US Holdings Corp.†	11.00%	10/1/2027	105,000	110,901
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	92,000	93,760
Total				373,512

Media 0.60%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	157,000	157,439
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	8,000	8,126
DISH DBS Corp.	5.875%	7/15/2022	128,000	128,799
FactSet Research Systems, Inc.	2.90%	3/1/2027	61,000	59,379
Gray Television, Inc.†	7.00%	5/15/2027	54,000	55,975
iHeartCommunications, Inc.	6.375%	5/1/2026	115,490	118,854
Nexstar Media, Inc.†	5.625%	7/15/2027	34,000	34,457
Univision Communications, Inc.†	5.125%	2/15/2025	144,000	144,312
Univision Communications, Inc.†	9.50%	5/1/2025	31,000	32,593
Total				739,934

Mining 1.69%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	200,000	207,310
Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028	200,000	209,725
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	200,000	199,906
Arconic Corp.†	6.00%	5/15/2025	44,000	45,122
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	4/1/2023	200,000	199,906
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024	28,000	28,583
Freeport-McMoRan, Inc.	3.875%	3/15/2023	15,000	15,183
Freeport-McMoRan, Inc.	4.55%	11/14/2024	252,000	259,964
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	142,000	143,160
Glencore Funding LLC†	1.625%	4/27/2026	54,000	49,943
Glencore Funding LLC†	4.00%	3/27/2027	63,000	63,289
Glencore Funding LLC†	4.125%	5/30/2023	211,000	214,747

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	4.125%	3/12/2024	$102,000	$103,448
Glencore Funding LLC†	4.625%	4/29/2024	28,000	28,688
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	129,000	134,805
Novelis Corp.†	3.25%	11/15/2026	182,000	174,083
Total				2,077,862

Miscellaneous Manufacturing 0.16%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	56,000	56,153
Pentair Finance Sarl (Luxembourg)(d)	3.15%	9/15/2022	137,000	136,514
Total				192,667

Oil & Gas 3.83%
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	107,000	112,921
CNX Resources Corp.†	7.25%	3/14/2027	113,000	119,744
Continental Resources, Inc.†	2.268%	11/15/2026	62,000	57,970
Continental Resources, Inc.	3.80%	6/1/2024	121,000	121,583
Continental Resources, Inc.	4.50%	4/15/2023	245,000	248,334
Coterra Energy, Inc.†	4.375%	6/1/2024	140,000	142,913
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	237,000	241,811
Devon Energy Corp.	5.25%	9/15/2024	63,000	65,877
Devon Energy Corp.	5.25%	10/15/2027	225,000	233,337
Devon Energy Corp.	8.25%	8/1/2023	110,000	116,579
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	150,000	155,872
EQT Corp.†	3.125%	5/15/2026	64,000	62,236
EQT Corp.	6.625%	2/1/2025	86,000	90,945
Hess Corp.	3.50%	7/15/2024	93,000	93,653
Laredo Petroleum, Inc.	9.50%	1/15/2025	185,000	193,195
Lukoil Capital DAC (Ireland)†(d)	2.80%	4/26/2027	200,000	111,000
Lundin Energy Finance BV (Netherlands)†(d)	2.00%	7/15/2026	200,000	186,524
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	148,000	150,943
Matador Resources Co.	5.875%	9/15/2026	208,000	212,087
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	107,000	108,739
Murphy Oil Corp.	6.875%	8/15/2024	51,000	51,445
Oasis Petroleum, Inc.†	6.375%	6/1/2026	94,000	96,471
Occidental Petroleum Corp.	5.55%	3/15/2026	221,000	234,521
Occidental Petroleum Corp.	6.95%	7/1/2024	160,000	172,074
Ovintiv Exploration, Inc.	5.375%	1/1/2026	107,000	113,513
Ovintiv Exploration, Inc.	5.625%	7/1/2024	226,000	237,741
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	105,000	108,549

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
PDC Energy, Inc.	5.75%		5/15/2026	$54,000	$54,825
PDC Energy, Inc.	6.125%		9/15/2024	29,000	29,390
Petroleos Mexicanos (Mexico)(d)	6.875%		8/4/2026	109,000	114,165
PT Pertamina Persero (Indonesia)†(d)	4.875%		5/3/2022	200,000	200,273
SM Energy Co.†	10.00%		1/15/2025	109,000	119,115
Suncor Energy, Inc. (Canada)(d)	7.875%		6/15/2026	20,000	23,338
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%		8/15/2025	200,000	177,500
Valero Energy Corp.	2.85%		4/15/2025	3,000	2,967
Viper Energy Partners LP†	5.375%		11/1/2027	130,000	132,591
Total					4,694,741

Oil & Gas Services 0.04%
Oceaneering International, Inc.	4.65%		11/15/2024	54,000	53,336

Pharmaceuticals 0.89%
Bayer US Finance II LLC†	1.836% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	425,000	427,103
Bayer US Finance II LLC†	3.875%		12/15/2023	200,000	202,173
Bayer US Finance II LLC†	4.25%		12/15/2025	300,000	305,390
Becton Dickinson & Co.	1.613% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	161,000	161,125
Total					1,095,791

Pipelines 2.02%
Buckeye Partners LP	3.95%		12/1/2026	181,000	177,256
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152,000	160,528
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440,000	468,390
Energy Transfer Operating LP	4.25%		3/15/2023	225,000	227,537
Energy Transfer Operating LP	5.875%		1/15/2024	154,000	160,497
Kinder Morgan, Inc.	1.519% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	110,000	110,663
NOVA Gas Transmission Ltd. (Canada)(d)	7.875%		4/1/2023	110,000	115,519
ONEOK, Inc.	7.50%		9/1/2023	116,000	122,034
Rattler Midstream LP†	5.625%		7/15/2025	97,000	98,582
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	602,000	616,188
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	150,000	157,067
Texas Eastern Transmission LP†	2.80%		10/15/2022	14,000	14,042
Western Midstream Operating LP	1.844% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	51,000	50,496
Total					2,478,799

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 1.54%
American Campus Communities Operating Partnership LP	3.30%	7/15/2026	$52,000	$51,787
American Tower Corp.	3.65%	3/15/2027	101,000	100,798
Brixmor Operating Partnership LP	3.65%	6/15/2024	113,000	113,899
EPR Properties	4.50%	6/1/2027	105,000	103,705
EPR Properties	4.75%	12/15/2026	72,000	72,128
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	118,000	112,263
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	59,000	60,550
iStar, Inc.	5.50%	2/15/2026	119,000	120,641
Kite Realty Group Trust	4.00%	3/15/2025	53,000	53,366
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	232,000	236,176
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%	6/1/2025	98,000	102,068
SL Green Operating Partnership LP	3.25%	10/15/2022	99,000	99,220
SL Green Realty Corp.	4.50%	12/1/2022	195,000	196,196
Starwood Property Trust, Inc.†	3.75%	12/31/2024	243,000	236,039
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	13,000	12,828
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	78,000	75,984
Vornado Realty LP	2.15%	6/1/2026	46,000	43,058
Vornado Realty LP	3.50%	1/15/2025	97,000	96,701
Total				1,887,407

Retail 0.56%
Arcos Dorados Holdings, Inc. (Uruguay)†(d)	5.875%	4/4/2027	100,000	102,518
Bath & Body Works, Inc.†	9.375%	7/1/2025	51,000	58,273
Guitar Center, Inc.†	8.50%	1/15/2026	110,000	112,414
IRB Holding Corp.†	6.75%	2/15/2026	58,000	59,079
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025	225,000	235,408
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026	119,000	121,184
Total				688,876

Savings & Loans 0.08%
People’s United Financial, Inc.	3.65%	12/6/2022	102,000	102,691

Semiconductors 0.76%
Microchip Technology, Inc.	0.972%	2/15/2024	243,000	233,057
Microchip Technology, Inc.	2.67%	9/1/2023	229,000	228,355
Microchip Technology, Inc.	4.25%	9/1/2025	99,000	100,276
Microchip Technology, Inc.	4.333%	6/1/2023	125,000	127,039
Qorvo, Inc.†	1.75%	12/15/2024	58,000	55,393

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
SK Hynix, Inc. (South Korea)†(d)	1.00%		1/19/2024	$200,000	$192,128
Total					936,248

Telecommunications 0.19%
Altice France SA (France)†(d)	8.125%		2/1/2027	225,000	232,243

Toys/Games/Hobbies 0.20%
Mattel, Inc.	3.15%		3/15/2023	200,000	200,000
Mattel, Inc.†	3.375%		4/1/2026	40,000	39,233
Total					239,233

Trucking & Leasing 0.09%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	116,000	115,302
Total Corporate Bonds (cost $57,104,735)					55,615,224

FLOATING RATE LOANS(e) 6.72%

Advertising 0.09%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	9/27/2024	116,083	115,333

Aerospace/Defense 0.30%
TransDigm, Inc. 2020 Term Loan F	2.707% (1 Mo. LIBOR + 2.25%	)	12/9/2025	369,169	363,458

Airlines 0.09%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(d)	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	94,501	95,919
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%	)	12/15/2023	18,137	17,948
Total					113,867

Chemicals 0.10%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.756% (3 Mo. LIBOR + 1.75%	)	6/1/2024	124,453	123,586

Commercial Services 0.40%
Global Payments Inc. 2019 Term Loan	1.832% (1 Mo. LIBOR + 1.38%	)	7/9/2024	209,180	208,657

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Moneygram International, Inc 2021 Term Loan B	–	(f)	7/21/2026	$282,093	$282,023
Total					490,680

Diversified Financial Services 0.36%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%	)	12/1/2027	49,890	49,471
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%	)	1/15/2025	126,109	124,344
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	266,783	265,450
Total					439,265

Entertainment 0.37%
Scientific Games International, Inc. 2018 Term Loan B5	3.207% (1 Mo. LIBOR + 2.75%	)	8/14/2024	458,038	456,895

Health Care Services 0.40%
DaVita, Inc. 2020 Term Loan B	2.207% (1 Mo. LIBOR + 1.75%	)	8/12/2026	238,164	236,644
Humana Inc. Term Loan	1.552% (1 Mo. SOFR + 1.13%	)	10/30/2023	252,429	250,062	(g)
Total					486,706

Insurance 0.23%
Asurion LLC 2018 Term Loan B6	3.582% (1 Mo. LIBOR + 3.13%	)	11/3/2023	280,000	278,705

Leisure Time 0.25%
Carnival Corporation USD Term Loan B	3.75% (3 Mo. LIBOR + 3.00%	)	6/30/2025	271,731	265,141
Life Time Fitness, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	12/16/2024	38,526	38,454
Total					303,595

Lodging 0.40%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	3.207% (1 Mo. LIBOR + 2.75%	)	12/23/2024	179,065	178,368

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(d)	2.457% (1 Mo. LIBOR + 2.00%	)	11/30/2023	$165,428	$165,144
Hilton Worldwide Finance, LLC 2019 Term Loan B2	2.207% (1 Mo. LIBOR + 1.75%	)	6/22/2026	152,279	150,940
Total					494,452

Machinery: Diversified 0.20%
Welbilt, Inc. 2018 Term Loan B	2.957% (1 Mo. LIBOR + 2.50%	)	10/23/2025	245,000	243,546

Media 1.10%
Charter Communications Operating, LLC 2017 Term Loan A2	1.96% (1 Mo. LIBOR + 1.50%	)	3/31/2023	127,708	127,389
Charter Communications Operating, LLC 2019 Term Loan B1	2.21% (1 Mo. LIBOR + 1.75%	)	4/30/2025	720,188	718,275
Nexstar Broadcasting, Inc. Term Loan A5	1.731% (1 Mo. LIBOR + 1.50%	)	9/19/2024	114,744	114,135
Nielsen Finance LLC USD Term Loan B4	2.306% (1 Mo. LIBOR + 2.00%	)	10/4/2023	244,861	244,976
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	150,000	149,962
Total					1,354,737

Pipelines 0.11%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	2.207% (1 Mo. LIBOR + 1.75%	)	6/30/2024	133,680	133,429

Real Estate Investment Trusts 0.97%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	1.625% (1 Mo. LIBOR + 0.25%	)	12/8/2023	134,564	133,135	(g)
American Tower Corporation 2021 Term Loan	1.625% (1 Mo. LIBOR + 1.13%	)	12/7/2022	284,010	282,945	(g)
Invitation Homes Operating Partnership LP 2020 Term Loan A	–	(f)	1/31/2025	773,000	773,000
Total					1,189,080

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Regional 0.13%
Seminole Tribe of Florida 2018 Term Loan B	2.207% (1 Mo. LIBOR + 1.75%	)	7/8/2024	$162,686	$162,788

Retail 0.17%
Panera Bread Company Term Loan A	2.50% (1 Mo. LIBOR + 2.25%	)	7/18/2022	204,416	203,011

Software 0.32%
Applied Systems, Inc. 2017 1st Lien Term Loan	4.00% - 5.50% (Prime Rate + 2.00% (3 Mo. LIBOR + 3.00%	) )	9/19/2024	177,000	176,060
Vmware, Inc. 3 Year Term Loan	1.00% (1 Mo. LIBOR + 0.75%	)	11/1/2024	215,950	215,680
Total					391,740

Telecommunications 0.19%
CenturyLink, Inc. 2020 Term Loan A	2.457% (1 Mo. LIBOR + 2.00%	)	1/31/2025	237,774	235,694

Transportation 0.54%
XPO Logistics, Inc. 2018 Term Loan B	1.992% (1 Mo. LIBOR + 1.75%	)	2/24/2025	665,197	660,138
Total Floating Rate Loans (cost $8,279,865)					8,240,705

FOREIGN GOVERNMENT OBLIGATIONS 0.01%

Romania
Republic of Romania†(d) (cost $16,592)	4.875%		1/22/2024	16,000	16,562

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.11%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(h)	1/16/2048	2,937	2,849
Government National Mortgage Assoc. 2014-64 IO	0.798%	#(h)	12/16/2054	3,360	259
Government National Mortgage Assoc. 2014-78 IO	Zero Coupon	#(h)	3/16/2056	11,453	78
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	9,662	9,493
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	14,404	14,011
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	23,053	22,349

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	$35,252	$34,269
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	19,386	18,945
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	27,934	26,980
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $135,578)					129,233

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	2.069% (12 Mo. LIBOR + 1.80%	)#	6/1/2041	4,613	4,829
Federal Home Loan Mortgage Corp.	2.145% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	3,578	3,724
Federal Home Loan Mortgage Corp.	2.198% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	1,996	2,075
Federal National Mortgage Assoc.	2.053% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	212	221
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	360	375
Federal National Mortgage Assoc.	2.065% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	12,472	12,991
Federal National Mortgage Assoc.	2.073% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	822	856
Federal National Mortgage Assoc.	2.085% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	2,689	2,795
Federal National Mortgage Assoc.	2.118% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	11,659	12,180	(a)
Federal National Mortgage Assoc.	2.135% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	6,808	7,082
Federal National Mortgage Assoc.	2.719% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	2,384	2,461
Federal National Mortgage Assoc.	2.747% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	8,958	9,248
Federal National Mortgage Assoc.	2.767% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	1,766	1,826
Federal National Mortgage Assoc.	2.923% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	3,931	4,090
Total Government Sponsored Enterprises Pass-Throughs (cost $64,999)					64,753

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.06%

Government
New York Transportation Development Corp.	1.61%		12/1/2022	$20,000	$19,957
State of Illinois	4.95%		6/1/2023	49,382	50,265
Total Municipal Bonds (cost $69,972)					70,222

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.14%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	15,998	15,981
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(h)	5/25/2065	27,255	26,752
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(h)	1/20/2065	102,586	97,489
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(h)	9/25/2066	171,417	162,813
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.327% (1 Mo. LIBOR + .93%	)#	12/15/2036	100,000	98,596
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.827% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100,000	98,152
Atrium Hotel Portfolio Trust 2018-ATRM C†	2.047% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100,000	97,674
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	0.949% (1 Mo. SOFR + 0.85%	)#	10/25/2051	400,243	394,433
BBCMS Mortgage Trust 2018-TALL A†	1.119% (1 Mo. LIBOR + .72%	)#	3/15/2037	200,000	195,321
BBCMS Trust 2018-BXH A†	1.397% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	68,436	67,618
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	83,592	83,444
BB-UBS Trust 2012-TFT B†	3.559%	#(h)	6/5/2030	100,000	95,328
BB-UBS Trust 2012-TFT C†	3.559%	#(h)	6/5/2030	100,000	89,937
Benchmark 2019-B12 Mortgage Trust TCA†	3.44%	#(h)	8/15/2052	203,000	196,001
Benchmark 2019-B12 Mortgage Trust TCB†	3.44%	#(h)	8/15/2052	225,000	214,030
BX 2021-MFM1 A†	1.097% (1 Mo. LIBOR + .70%	)#	1/15/2034	20,000	19,589
BX Commercial Mortgage Trust 2019-XL A†	1.317% (1 Mo. LIBOR + .92%	)#	10/15/2036	166,848	166,232
BX Commercial Mortgage Trust 2019-XL C†	1.647% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	85,000	84,308
BX Commercial Mortgage Trust 2019-XL D†	1.847% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	501,500	497,320
BX Commercial Mortgage Trust 2019-XL E†	2.197% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	85,000	84,206
BX Commercial Mortgage Trust 2021-ACNT A†	1.247% (1 Mo. LIBOR + .85%	)#	11/15/2038	240,000	237,076

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2021-ACNT D†	2.247% (1 Mo. LIBOR + 1.85%	)#	11/15/2038	$100,000	$98,454
BX Commercial Mortgage Trust 2021-XL2 A†	1.086% (1 Mo. LIBOR + .69%	)#	10/15/2038	458,703	449,500
BX Trust 2021-ARIA E†	2.642% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	390,000	380,827
BX Trust 2021-RISE B†	1.647% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	430,000	419,513
BX Trust 2022-LBA6 A†	1.301% (1 Mo. SOFR + 1.00%	)#	1/15/2039	610,000	600,291
BXHPP Trust 2021-FILM A†	1.047% (1 Mo. LIBOR + .65%	)#	8/15/2036	280,000	272,634
BXHPP Trust 2021-FILM B†	1.297% (1 Mo. LIBOR + .90%	)#	8/15/2036	290,000	280,335
BXP Trust 2017-CQHP A†	1.247% (1 Mo. LIBOR + .85%	)#	11/15/2034	43,000	42,400
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.098%	#(h)	11/10/2049	179,401	7,230
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.681%	#(h)	12/10/2054	180,978	5,013
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134,000	134,711
CHT Mortgage Trust 2017-CSMO A†	1.327% (1 Mo. LIBOR + .93%	)#	11/15/2036	660,000	658,171
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	5,370	5,367
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.343%	#(h)	6/10/2048	890,076	8,783
COMM 2014-UBS5 Mortgage Trust XB1 IO†	0.10%	#(h)	9/10/2047	2,000,000	6,354
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200,000	195,450
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100,000	98,652
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	43,283	43,313
Commercial Mortgage Pass-Through Certificates 2013-CR18 A5	3.828%		7/15/2047	170,000	171,846
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10,000	10,017
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	24,695	24,553

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	$21,219	$21,131
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	184,000	185,902
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.469%	#(h)	7/10/2050	73,900	737
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.376%	#(h)	8/10/2049	47,106	2,149
Connecticut Avenue Securities Trust 2022-R01 1M2†	1.999% (1 Mo. SOFR + 1.90%	)#	12/25/2041	170,000	162,364
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON X IO†	Zero Coupon	#(h)	7/10/2034	28,675,000	287
Credit Suisse Mortgage Capital Certificates 2016-C6 XA IO	1.866%	#(h)	1/15/2049	625,896	37,998
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60,000	59,924
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(h)	7/10/2034	50,000	49,936
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197%	#(h)	7/10/2034	109,000	108,855
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.377% (1 Mo. LIBOR + .98%	)#	5/15/2036	434,000	431,931
Credit Suisse Mortgage Capital Certificates 2020-NQM1 A1†	1.208%		5/25/2065	37,062	36,515
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	26,270	26,186
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(h)	9/15/2037	978,382	15,265
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.347% (1 Mo. LIBOR + .95%	)#	12/15/2030	50,000	49,672
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	1.797% (1 Mo. LIBOR + 1.40%	)#	7/15/2038	100,000	97,818
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(h)	5/25/2065	53,222	51,937
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(h)	4/25/2066	68,738	65,681
CSMC 2021-NQM6 A1†	1.174%	#(h)	7/25/2066	259,589	245,008
CSMC 2021-NQM6 A2†	1.379%	#(h)	7/25/2066	173,059	163,678
CSMC 2022-NQM1 A1†	2.265%	#(h)	11/25/2066	146,891	141,766

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	$46,272	$45,079
DBGS Mortgage Trust 2021-W52 A†	1.792% (1 Mo. LIBOR + 1.39%	)#	10/15/2036	160,000	161,230
DBGS Mortgage Trust 2021-W52 C†	2.697% (1 Mo. LIBOR + 2.30%	)#	10/15/2036	310,000	312,396
DBJPM Mortgage Trust 2016-C3 XA IO	1.443%	#(h)	8/10/2049	187,330	9,447
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	10,792	10,468
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(h)	12/10/2036	3,140,000	7,191
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(h)	5/5/2035	325,000	325,522
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(h)	5/5/2035	100,000	100,270
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(h)	5/5/2035	100,000	98,630
DBWF Mortgage Trust 2018-GLKS A†	1.479% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	100,000	99,214
DBWF Mortgage Trust 2018-GLKS C†	2.199% (1 Mo. LIBOR + 1.75%	)#	12/19/2030	100,000	98,728
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(h)	8/25/2066	248,124	236,062
ELP Commercial Mortgage Trust 2021-ELP D†	1.916% (1 Mo. LIBOR + 1.52%	)#	11/15/2038	100,000	98,012
EQUS Mortgage Trust 2021-EQAZ B†	1.497% (1 Mo. LIBOR + 1.10%	)#	10/15/2038	100,000	97,790
EQUS Mortgage Trust 2021-EQAZ C†	1.747% (1 Mo. LIBOR + 1.35%	)#	10/15/2038	100,000	97,692
EQUS Mortgage Trust 2021-EQAZ D†	2.047% (1 Mo. LIBOR + 1.65%	)#	10/15/2038	100,000	97,473
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100,000	98,259
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100,000	97,693
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	0.949% (1 Mo. SOFR + .85%	)#	9/25/2041	125,000	122,028
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	1.949% (1 Mo. SOFR + 1.85%	)#	1/25/2042	220,000	207,718
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	15,529	15,367
Great Wolf Trust 2019-WOLF B†	1.731% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	50,000	49,249
Great Wolf Trust 2019-WOLF C†	2.03% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	300,000	294,688

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF E†	3.129% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	$15,000	$14,420
GS Mortgage Securities Corp Trust 2017-485L XB IO†	0.111%	#(h)	2/10/2037	1,590,000	10,923
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214,000	213,723
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100,000	99,903
GS Mortgage Securities Corp. II 2021-ARDN A†	1.647% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	360,000	353,571
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100,000	99,723
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.347% (1 Mo. LIBOR + .95%	)#	7/15/2035	99,828	98,686
GS Mortgage Securities Corp. Trust 2019-70P B†	1.717% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	55,675	54,901
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.897% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100,000	98,966
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.897% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	500,000	490,608
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.547% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	100,000	98,845
GS Mortgage Securities Corp. Trust 2021-ROSS H†	6.297% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	100,000	98,434
GS Mortgage Securities Trust 2011-GC5 B†	5.163%	#(h)	8/10/2044	107,000	106,537
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	14,279	14,268
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(h)	4/10/2031	100,000	99,345
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100,000	101,534
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151,000	152,970
GS Mortgage Securities Trust 2015-GS1 XB IO	0.181%	#(h)	11/10/2048	1,082,000	8,310
Hawaii Hotel Trust 2019-MAUI B†	1.847% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100,000	99,201
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100,000	98,728
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100,000	99,064
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100,000	99,085

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	$100,000	$99,182
HONO Mortgage Trust 2021-LULU A†	1.547% (1 Mo. LIBOR + 1.15%	)#	10/15/2036	100,000	98,431
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100,000	92,452
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179,000	158,376
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(h)	8/5/2034	1,000,000	2,200
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	6,310	6,311
Irvine Core Office Trust 2013-IRV A2†	3.174%	#(h)	5/15/2048	27,000	27,054
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	2.647% (1 Mo. LIBOR + 2.25%	)#	12/15/2036	420,000	398,302
JPMBB Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76,000	76,750
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA IO	0.492%	#(h)	7/15/2048	781,628	10,871
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(h)	5/15/2045	11,000	10,988
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	169,822	140,782	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	0.956%	#(h)	1/15/2048	689,353	13,880
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200,000	113,760
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.591%	#(h)	12/15/2049	801,295	16,661
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.013%	#(h)	9/15/2050	940,012	36,579
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67,000	66,987
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27,000	26,938
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(h)	6/5/2032	20,000	19,914
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243,000	244,629
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.847% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	90,000	89,382
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.547% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	24,000	23,798

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.947% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	$18,000	$17,858
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.489% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	43,555	43,457
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.189% (1 Mo. LIBOR + 1.90%	)#	7/5/2033	16,000	15,963
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.327%	#(h)	1/5/2034	3,332,000	63,058
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240,000	234,038
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50,000	48,207
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.344%	#(h)	1/10/2037	9,368,548	93,826
KIND Trust 2021-KIND A†	1.347% (1 Mo. LIBOR + .95%	)#	8/15/2038	160,000	158,426
KKR Industrial Portfolio Trust 2021-KDIP A†	0.947% (1 Mo. LIBOR + .55%	)#	12/15/2037	66,399	65,089
LoanCore Issuer Ltd. 2019-CRE3 A†	1.447% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	69,503	69,394
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.767% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	39,600	39,603
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.765%	#(h)	3/10/2049	731,360	23,288
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	82,769	84,070
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	5,151	5,136
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100,000	99,010
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.152%	#(h)	8/15/2046	139,000	139,833
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10,000	10,000
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.559%	#(h)	7/15/2050	367,231	5,412
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.288%	#(h)	11/15/2049	852,495	38,141
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	8,613	8,673

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.916%	#(h)	8/15/2049	$1,000,000	$36,252
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	0.626% (1 Mo. LIBOR + .50%	)#	9/10/2022	350,000	349,618
MRA Issuance Trust 2021-8 A2Y†	1.381% (1 Mo. LIBOR + 1.15%	)#	5/15/2022	1,200,000	1,200,024
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	9,072	8,911
MTN Commercial Mortgage Trust 2022-LPFL A	1.447%	#	3/15/2039	300,000	299,217
New Orleans Hotel Trust 2019-HNLA A†	1.386% (1 Mo. LIBOR + .99%	)#	4/15/2032	150,000	147,143
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	29,174	29,050
NYO Commercial Mortgage Trust 2021-1290 A†	1.492% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	360,000	354,110
One New York Plaza Trust 2020-1NYP A†	1.347% (1 Mo. LIBOR + .95%	)#	1/15/2036	100,000	98,618
One New York Plaza Trust 2020-1NYP AJ†	1.647% (1 Mo. LIBOR + 1.25%	)#	1/15/2036	120,000	118,372
One New York Plaza Trust 2020-1NYP B†	1.897% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	160,000	157,472
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10,000	9,234
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77,000	37,859
PFP Ltd. 2019-6 A†	1.481% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	32,605	32,389
PFP Ltd. 2021-7 A†	1.247% (1 Mo. LIBOR + .85%	)#	4/14/2038	445,565	443,496
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100,000	99,968
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.407% (1 Mo. LIBOR + .95%	)#	7/25/2036	150,000	147,115
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	34,557	33,961
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	45,092	44,046
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	1/26/2060	33,563	32,738
SFO Commercial Mortgage Trust 2021-555 A†	1.547% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	110,000	108,128
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.305%	#(h)	2/15/2041	4,149,000	89,224

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust 2016-CSTL XB IO†	0.203%	#(h)	7/5/2036	$1,000,000	$8,910
SLIDE 2018-FUN A†	1.547% (1 Mo. LIBOR + 1.15%	)#	6/15/2031	64,504	64,048
SLIDE 2018-FUN B†	1.897% (1 Mo. LIBOR + 1.50%	)#	6/15/2031	13,822	13,718
SLIDE 2018-FUN C†	2.197% (1 Mo. LIBOR + 1.80%	)#	6/15/2031	11,979	11,823
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(h)	12/15/2020	1,528,742	15
SMRT 2022-MINI A†	1.302% (1 Mo. SOFR + 1.00%	)#	1/15/2024	610,000	602,889
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	11,515	11,444
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(h)	6/10/2030	100,000	77,123
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.886%	#(h)	3/10/2046	685,289	2,237
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	14,570	14,529
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	39,611	38,772
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	45,588	44,538
Verus Securitization Trust 2021-1 A1†	0.815%	#(h)	1/25/2066	56,477	54,853
Verus Securitization Trust 2021-3 A1†	1.046%	#(h)	6/25/2066	95,312	90,846
Verus Securitization Trust 2021-5 A1†	1.013%	#(h)	9/25/2066	180,953	167,358
Verus Securitization Trust 2021-R2 A1†	0.918%	#(h)	2/25/2064	48,041	47,146
Verus Securitization Trust 2021-R3 A1†	1.02%	#(h)	4/25/2064	72,249	70,871
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300,000	301,221
Waikiki Beach Hotel Trust 2019-WBM A†	1.447% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48,000	47,404
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.014%	#(h)	6/15/2048	2,000,000	2,983
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.662%	#(h)	9/15/2048	853,914	15,586
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.72%	#(h)	8/15/2049	924,911	54,724
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	69,555	69,494
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31,000	30,929
West Town Mall Trust 2017-KNOX C†	4.347%	#(h)	7/5/2030	25,000	24,858
West Town Mall Trust 2017-KNOX D†	4.347%	#(h)	7/5/2030	25,000	24,807
West Town Mall Trust 2017-KNOX X IO†	0.37%	#(h)	7/5/2030	1,536,125	15
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	20,256	20,234
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.714%	#(h)	6/15/2045	25,000	24,624

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.687%	#(h)	8/15/2045	$182,038	$2
ZH Trust 2021-2 A†	2.349%		10/17/2027	350,000	345,061
Total Non-Agency Commercial Mortgage-Backed Securities (cost $24,134,903)					23,479,121

U.S. TREASURY OBLIGATIONS 1.55%
U.S. Treasury Note	1.50%		1/31/2027	501,000	478,847
U.S. Treasury Note	2.50%		3/31/2027	1,417,000	1,420,210
Total U.S. Treasury Obligations (cost $1,906,706)					1,899,057

	Exercise Price		Expiration Date	Shares

WARRANTS 0.00%

Miscellaneous Financials
Sable Permian Resources†(i) (cost $96)	$–	(j)	10/1/2024	16	416
Total Long-Term Investments (cost $120,977,696)					118,313,722

				Principal Amount

SHORT-TERM INVESTMENTS 3.70%

Repurchase Agreements 3.70%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $4,602,200 of U.S. Treasury Note at 2.375% due 05/15/2027; value: $4,624,570; proceeds: $4,533,868 (cost $4,533,868)				$4,533,868	4,533,868
Total Investments in Securities 100.16% (cost $125,511,564)					122,847,590
Other Assets and Liabilities – Net(k) (0.16)%					(198,127)
Net Assets 100.00%					$122,649,463

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $68,939,064, which represents 56.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Defaulted (non-income producing security).
(j)	Cashless strike price.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2022	35	Short	$(4,109,425)	$(4,014,063)	$95,362

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2022	234	Long	$50,140,069	$49,589,719	$(550,350)

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$192,019	$10,332,789	$–	$10,524,808
Other	–	16,088,830	423,490	16,512,320
Remaining Industries	–	1,653,776	–	1,653,776
Convertible Bonds	–	107,525	–	107,525
Corporate Bonds
Auto Manufacturers	163,750	2,409,475	–	2,573,225
Banks	–	16,098,963	201,747	16,300,710
Remaining Industries	–	36,741,289	–	36,741,289
Floating Rate Loans
Health Care Services	–	236,644	250,062	486,706
Real Estate Investment Trusts	–	773,000	416,080	1,189,080
Remaining Industries	–	6,564,919	–	6,564,919
Foreign Government Obligations	–	16,562	–	16,562
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	128,974	259	129,233
Government Sponsored Enterprises Pass-Throughs	–	52,573	12,180	64,753
Municipal Bonds	–	70,222	–	70,222
Non-Agency Commercial Mortgage-Backed Securities	–	23,338,339	140,782	23,479,121
U.S. Treasury Obligations	–	1,899,057	–	1,899,057
Warrants	–	416	–	416
Short-Term Investments
Repurchase Agreements	–	4,533,868	–	4,533,868
Total	$355,769	$121,047,221	$1,444,600	$122,847,590
Other Financial Instruments
Futures Contracts
Assets	$95,362	$–	$–	$95,362
Liabilities	(550,350)	–	–	(550,350)
Total	$(454,988)	$–	$–	$(454,988)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Pass- Throughs	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2022	$–	$–	$621,512	$13,153	$–
Accrued Discounts (Premiums)	–	–	42	(9)	(1,583)
Realized Gain (Loss)	–	–	16	(39)	(36)
Change in Unrealized Appreciation (Depreciation)	(6,516)	1,747	(351)	(122)	(8,221)
Purchases	–	200,000	418,580	–	–
Sales	–	–	(165,000)	(803)	(1,312)
Transfers into Level 3	430,006	–	–	–	152,193
Transfers out of Level 3	–	–	(208,657)	–	–
Balance as of March 31, 2022	$423,490	$201,747	$666,142	$12,180	$141,041
Change in unrealized appreciation/depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(6,516)	$1,747	$(290)	$(122)	$(8,221)

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.13%

ASSET-BACKED SECURITIES 17.85%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$294,000	$307,070

Automobiles 5.82%
AmeriCredit Automobile Receivables Trust 2020-3 D	1.49%	9/18/2026	2,075,000	1,985,135
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	305,645	306,664
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500,000	500,986
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	1,354,315	1,352,503
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500,000	1,505,890
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	141,871	142,697
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575,000	587,686
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	785,000	783,274
Exeter Automobile Receivables Trust 2018-3A E†	5.43%	8/15/2024	1,940,000	1,983,544
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	2,380,000	2,515,480
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	1,750,000	1,727,969
Flagship Credit Auto Trust 2018-3 E†	5.28%	12/15/2025	1,425,000	1,454,674
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	1,675,000	1,701,434
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	29,782	29,777
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	749,294	744,065
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,334,895	1,333,232
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	2,235,000	2,042,850
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	733,595	733,104
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	2,081,000	2,028,354
Santander Consumer Auto Receivables Trust 2021-AA E†	3.28%	3/15/2027	1,386,000	1,319,304
Santander Drive Auto Receivables Trust 2020-3 D	1.64%	11/16/2026	2,350,000	2,295,903
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	1,796,625	1,794,361
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	2,010,000	2,018,926
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	300,611	300,524
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	1,450,000	1,424,047
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	1,850,000	1,742,102
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	1,472,891	1,470,483
Total				35,824,968

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.03%
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	$3,068,000	$3,080,264
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261,000	3,269,835
Total					6,350,099

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.703%		8/25/2035	3,899	3,763

Other 10.54%
AMMC CLO Ltd. 2020-23A CR†	2.241% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	1,020,000	1,008,693
AMMC CLO Ltd. 2021-24A B†	1.985% (3 Mo. LIBOR + 1.75%	)#	1/20/2035	270,271	269,569
Apidos CLO XXXV 2021-35A A†	1.304% (3 Mo. LIBOR + 1.05%	)#	4/20/2034	760,000	749,091
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	2.897% (1 Mo. LIBOR + 2.50%	)#	5/15/2036	1,320,000	1,308,430
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	3.347% (1 Mo. LIBOR + 2.95%	)#	5/15/2036	330,000	325,901
Bain Capital Credit CLO 2019-2A AR†	1.341% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	1,690,000	1,678,437
Barings CLO Ltd. 2018-3A D†	3.154% (3 Mo. LIBOR + 2.90%	)#	7/20/2029	500,000	475,500
Barings CLO Ltd. 2019-3A BR†	1.854% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	1,060,000	1,054,717
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	2.554% (3 Mo. LIBOR + 2.30%	)#	1/20/2032	790,000	769,739
Carlyle US CLO Ltd. 2021-1A A1†	1.381% (3 Mo. LIBOR + 1.14%	)#	4/15/2034	2,860,000	2,833,154
CBAM Ltd. 2017-1A D†	4.004% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	1,010,000	1,013,773
CIFC Funding I Ltd. 2021-1A A1†	1.368% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	2,690,000	2,677,895
CIFC Funding V Ltd. 2014-5A A1R2†	1.441% (3 Mo. LIBOR + 1.20%	)#	10/17/2031	640,000	637,699
Dryden 58 CLO Ltd. 2018-58A B†	1.741% (3 Mo. LIBOR + 1.50%	)#	7/17/2031	2,650,000	2,609,184

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden Senior Loan Fund 2017-47A BR†	1.711% (3 Mo. LIBOR + 1.47%	)#	4/15/2028	$1,990,000	$1,964,362
Gracie Point International Funding 2020-B B†	2.631% (1 Mo. LIBOR + 2.40%	)#	5/2/2023	1,124,466	1,128,157
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	640,625	646,546
HGI CRE CLO Ltd. 2021-FL1 C†	2.131% (1 Mo. LIBOR + 1.70%	)#	6/16/2036	1,150,000	1,130,546
HGI CRE CLO Ltd. 2021-FL1 D†	2.781% (1 Mo. LIBOR + 2.35%	)#	6/16/2036	1,000,000	977,436
Invesco CLO Ltd. 2021-3A B†	1.769% (3 Mo. LIBOR + 1.65%	)#	10/22/2034	600,000	590,652
KKR CLO Ltd. 30A CR†	2.241% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	590,000	582,884
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840,000	1,745,058
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400,000	1,269,051
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032	855,000	776,888
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	650,000	595,432
LoanCore Issuer Ltd. 2022-CRE7 A†	1.60% (1 Mo. SOFR + 1.55%	)#	1/17/2037	1,350,000	1,344,126
Logan CLO I Ltd. A†	1.414% (3 Mo. LIBOR + 1.16%	)#	7/20/2034	1,040,000	1,032,998
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	1,134,614	1,132,368
Mariner Finance Issuance Trust 2021-BA D†	3.42%		11/20/2036	1,055,000	967,376
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	650,000	596,041
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	2,070,000	2,084,309
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,966,730	2,002,290
Meritage Mortgage Loan Trust 2004-2 M3	1.432% (1 Mo. LIBOR + .98%	)#	1/25/2035	1,954	2,278
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	1,020,360	1,020,261
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.588% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	2,000,000	1,997,599
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.268% (3 Mo. LIBOR + 3.00%	)#	12/21/2029	700,000	694,090
Oaktree CLO Ltd. 2019-4A CR†	2.504% (3 Mo. LIBOR + 2.25%	)#	10/20/2032	1,100,000	1,080,347
OCP CLO Ltd. 2019-16A AR†	1.231% (3 Mo. LIBOR + 1.00%	)#	4/10/2033	1,510,000	1,498,675

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	$1,610,000	$1,577,566
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	2,745,000	2,581,768
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	488,750	461,276
Progress Residential 2021-SFR4 D†	2.309%		5/17/2038	1,550,000	1,414,167
Race Point IX CLO Ltd. 2015-9A CR†	3.441% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	500,000	476,269
Rad CLO Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	1,822,404	1,811,013
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442,000	1,419,702
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369,000	1,279,898
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,540,000	1,468,490
Signal Peak CLO Ltd. 2020-8A A†	1.524% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	2,004,915	2,003,377
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	794,128	725,133
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	4,500,000	4,421,789
Wind River CLO Ltd. 2021-4A B†	1.866% (3 Mo. LIBOR + 1.65%	)#	1/20/2035	960,000	953,115
Total					64,865,115

Student Loan 0.41%
Massachusetts Educational Financing Authority 2008-1 A1	1.208% (3 Mo. LIBOR + .95%	)#	4/25/2038	301,337	301,663
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	1,090,000	1,021,978
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.528% (3 Mo. LIBOR + .27%	)#	4/25/2038	151,238	142,679
SLC Student Loan Trust 2008-1 A4A	2.426% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	754,687	763,865
Towd Point Asset Trust 2018-SL1 A†	1.057% (1 Mo. LIBOR + .60%	)#	1/25/2046	302,681	302,011
Total					2,532,196
Total Asset-Backed Securities (cost $113,020,487)					109,883,211

CORPORATE BONDS 34.13%

Advertising 0.11%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	670,000	674,265

Aerospace/Defense 0.21%
Bombardier, Inc. (Canada)†(a)	6.00%		2/15/2028	676,000	634,507
TransDigm, Inc.	6.375%		6/15/2026	652,000	658,716
Total					1,293,223

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.09%
MHP Lux SA (Luxembourg)†(a)	6.25%		9/19/2029	$1,240,000	$556,450

Airlines 0.94%
Air Canada (Canada)†(a)	3.875%		8/15/2026	680,000	642,597
American Airlines Group, Inc.†	3.75%		3/1/2025	783,000	715,243
American Airlines, Inc.†	11.75%		7/15/2025	602,000	703,584
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(a)	4.25%		11/15/2032	1,162,597	1,165,267
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287,000	1,379,579
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	568,000	571,747
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576,000	581,416
Total					5,759,433

Apparel 0.20%
Levi Strauss & Co.†	3.50%		3/1/2031	661,000	606,719
PVH Corp.	7.75%		11/15/2023	561,000	603,402
Total					1,210,121

Auto Manufacturers 0.89%
Ford Motor Co.	3.25%		2/12/2032	1,982,000	1,773,513
General Motors Financial Co., Inc.	3.10%		1/12/2032	1,263,000	1,136,748
General Motors Financial Co., Inc.	3.60%		6/21/2030	2,705,000	2,591,605
Total					5,501,866

Banks 8.14%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	800,000	728,007
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	1,549,000	1,416,503
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	2,244,000	2,067,033
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	3,400,000	3,456,712
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,176,654
BNP Paribas SA (France)†(a)	4.375% (USD 5 Yr. Swap Rate + 1.48%	)#	3/1/2033	1,527,000	1,517,195
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	816,000	757,512
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	1,186,000	1,200,769
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	4,411,000	4,485,703

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	$2,071,000	$2,076,345
Danske Bank A/S (Denmark)†(a)	4.375%		6/12/2028	200,000	202,450
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	2,718,000	2,412,241
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	974,000	887,246
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	1,378,000	1,300,542
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	2,477,000	2,486,655
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030	516,000	487,079
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,802,968
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	1,431,000	1,464,111
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,438,000	1,276,159
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	1,088,000	934,614
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	3,592,000	3,759,718
Santander Holdings USA, Inc.	4.40%		7/13/2027	128,000	130,406
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,399,000	1,433,701
Wachovia Corp.	7.574%		8/1/2026	660,000	756,772
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,043,000	4,774,412
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,349,000	1,312,498
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%	)#	5/22/2028	1,873,000	1,872,335
Westpac Banking Corp. (Australia)(a)	2.894% (5 Yr. Treasury CMT + 1.35%	)#	2/4/2030	1,047,000	1,010,090
Westpac Banking Corp. (Australia)(a)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%	)#	11/23/2031	2,917,000	2,937,196
Total					50,123,626

Building Materials 0.16%
Cemex SAB de CV (Mexico)†(a)	5.45%		11/19/2029	970,000	982,794

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Chemicals 0.37%
Ashland LLC	6.875%		5/15/2043		$272,000	$318,664
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%		1/31/2030		1,026,000	994,856
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		649,000	649,876
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	2.60%		9/16/2028		1,080,000	313,200
Total						2,276,596

Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029		989,000	933,616

Commercial Services 0.20%
Block, Inc.†	3.50%		6/1/2031		681,000	624,255
Hertz Corp. (The)†	5.00%		12/1/2029		650,000	589,092
Total						1,213,347

Computers 0.52%
CA Magnum Holdings (Mauritius)†(a)	5.375%		10/31/2026		626,000	618,175
Condor Merger Sub, Inc.†	7.375%		2/15/2030		658,000	632,091
Dell International LLC/EMC Corp.†	3.375%		12/15/2041		1,012,000	852,427
Dell International LLC/EMC Corp.	8.35%		7/15/2046		758,000	1,111,590
Total						3,214,283

Cosmetics/Personal Care 0.10%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032		593,000	593,033

Diversified Financial Services 3.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.30%		1/30/2032		511,000	461,468
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.50%		1/15/2025		1,388,000	1,364,949
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.875%		1/23/2028		916,000	894,548
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024		523,000	530,295
Aircastle Ltd.†	2.85%		1/26/2028		1,443,000	1,298,855
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%	)#	–	(b)	679,000	641,271
Ally Financial, Inc.	8.00%		11/1/2031		1,228,000	1,543,166
Aviation Capital Group LLC†	1.95%		1/30/2026		812,000	746,750
Aviation Capital Group LLC†	5.50%		12/15/2024		1,928,000	1,986,255
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026		2,161,000	1,975,750

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	$928,000	$916,454
Coinbase Global, Inc.†	3.375%		10/1/2028	681,000	602,481
CPPIB Capital, Inc. (Canada)†(a)(c)	1.52% (SOFR + 1.25%	)#	4/4/2025	3,800,000	3,907,287
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(a)	6.50%		9/15/2024	955,253	866,309
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	624,000	600,475
Navient Corp.	5.00%		3/15/2027	642,000	612,664
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	484,000	506,513
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	720,974
Total					20,176,464

Electric 2.10%
AES Corp. (The)†	3.95%		7/15/2030	1,138,000	1,129,620
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	989,326	860,169
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028	1,118,000	1,141,914
Calpine Corp.†	5.125%		3/15/2028	609,000	581,239
Cikarang Listrindo Tbk PT (Indonesia)†(a)	4.95%		9/14/2026	985,000	977,401
Constellation Energy Generation LLC	6.25%		10/1/2039	1,411,000	1,595,572
FirstEnergy Corp.	4.40%		7/15/2027	1,919,000	1,934,477
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030	1,335,000	1,271,588
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	538,057
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%		6/30/2030	1,360,000	1,241,877
Vistra Operations Co. LLC†	3.55%		7/15/2024	1,683,000	1,668,288
Total					12,940,202

Electronics 0.20%
Atkore, Inc.†	4.25%		6/1/2031	633,000	589,665
II-VI, Inc.†	5.00%		12/15/2029	674,000	659,795
Total					1,249,460

Energy-Alternate Sources 0.09%
TerraForm Power Operating LLC†	4.75%		1/15/2030	562,000	549,299

Entertainment 0.44%
Caesars Entertainment, Inc.†	4.625%		10/15/2029	566,000	529,918
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	609,000	612,818
Live Nation Entertainment, Inc.†	4.75%		10/15/2027	966,000	943,560

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	$639,000	$635,779
Total				2,722,075

Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	688,000	618,433

Food 0.30%
Agrosuper SA (Chile)†(a)	4.60%	1/20/2032	640,000	618,425
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	588,000	624,033
Kraft Heinz Foods Co.	4.875%	10/1/2049	577,000	608,666
Total				1,851,124

Forest Products & Paper 0.10%
Mercer International, Inc. (Canada)(a)	5.125%	2/1/2029	647,000	625,122

Gas 0.19%
National Fuel Gas Co.	5.50%	1/15/2026	1,122,000	1,189,394

Health Care-Products 0.10%
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	663,000	614,120

Health Care-Services 0.99%
Centene Corp.	2.45%	7/15/2028	550,000	503,264
Centene Corp.	4.25%	12/15/2027	2,130,000	2,140,181
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	699,000	661,527
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	709,000	661,121
HCA, Inc.†	4.625%	3/15/2052	806,000	814,746
Radiology Partners, Inc.†	9.25%	2/1/2028	657,000	658,304
Tenet Healthcare Corp.†	6.25%	2/1/2027	658,000	676,227
Total				6,115,370

Home Builders 0.20%
Toll Brothers Finance Corp.	3.80%	11/1/2029	660,000	639,017
Toll Brothers Finance Corp.	4.35%	2/15/2028	588,000	591,828
Total				1,230,845

Housewares 0.10%
Newell Brands, Inc.	5.625%	4/1/2036	580,000	597,107

Insurance 0.22%
Assurant, Inc.	2.65%	1/15/2032	595,000	520,393
First American Financial Corp.	2.40%	8/15/2031	939,000	823,468
Total				1,343,861

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.14%
Baidu, Inc. (China)(a)	2.375%	8/23/2031	$2,040,000	$1,785,248
Netflix, Inc.	6.375%	5/15/2029	1,326,000	1,501,682
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	660,000	603,972
Tencent Holdings Ltd. (China)†(a)	2.39%	6/3/2030	2,020,000	1,798,312
Uber Technologies, Inc.†	4.50%	8/15/2029	686,000	644,411
Uber Technologies, Inc.†	8.00%	11/1/2026	622,000	661,621
Total				6,995,246

Investment Companies 0.12%
Owl Rock Capital Corp.	2.875%	6/11/2028	831,000	726,332

Iron-Steel 0.16%
United States Steel Corp.	6.875%	3/1/2029	924,000	962,577

Leisure Time 0.31%
Carnival Corp.†	5.75%	3/1/2027	640,000	611,200
Life Time, Inc.†	5.75%	1/15/2026	325,000	325,128
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	652,000	622,442
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	333,000	366,273
Total				1,925,043

Lodging 0.17%
Boyd Gaming Corp.	4.75%	12/1/2027	406,000	404,471
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	634,000	614,625
Total				1,019,096

Machinery-Diversified 0.46%
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	2,097,000	2,163,003
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	702,000	695,141
Total				2,858,144

Media 0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	645,000	620,487
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	2,182,000	1,966,406
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25%	4/1/2053	841,000	848,971
FactSet Research Systems, Inc.	3.45%	3/1/2032	903,000	873,527
Time Warner Cable LLC	7.30%	7/1/2038	211,000	256,734
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502,000	656,477
Total				5,222,602

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 2.04%
Alcoa Nederland Holding BV (Netherlands)†(a)	4.125%		3/31/2029	$634,000	$622,090
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%		5/15/2028	673,000	705,725
Anglo American Capital plc (United Kingdom)†(a)	3.875%		3/16/2029	768,000	769,135
Anglo American Capital plc (United Kingdom)†(a)	4.00%		9/11/2027	2,455,000	2,464,130
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.375%		4/1/2031	1,017,000	963,669
Freeport-McMoRan, Inc.	4.625%		8/1/2030	1,356,000	1,388,069
Freeport-McMoRan, Inc.	5.45%		3/15/2043	544,000	610,259
Glencore Funding LLC†	2.85%		4/27/2031	1,091,000	998,085
Glencore Funding LLC†	4.875%		3/12/2029	3,240,000	3,415,508
Novelis Corp.†	3.875%		8/15/2031	675,000	618,499
Total					12,555,169

Multi-National 0.39%
Asian Development Bank (Philippines)(a)	2.044% (SOFR Index + 1.00%	)#	4/6/2027	2,300,000	2,382,501

Oil & Gas 2.76%
California Resources Corp.†	7.125%		2/1/2026	642,000	668,794
Callon Petroleum Co.†	8.00%		8/1/2028	633,000	668,375
Comstock Resources, Inc.†	6.75%		3/1/2029	666,000	687,898
Continental Resources, Inc.†	5.75%		1/15/2031	2,839,000	3,109,614
EQT Corp.	7.50%		2/1/2030	1,700,000	1,972,867
Helmerich & Payne, Inc.†	2.90%		9/29/2031	229,000	209,797
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	639,000	640,661
Laredo Petroleum, Inc.	9.50%		1/15/2025	984,000	1,027,591
MEG Energy Corp. (Canada)†(a)	5.875%		2/1/2029	365,000	370,714
MEG Energy Corp. (Canada)†(a)	7.125%		2/1/2027	594,000	622,711
Occidental Petroleum Corp.	6.125%		1/1/2031	303,000	341,346
Occidental Petroleum Corp.	6.625%		9/1/2030	1,719,000	1,974,701
Ovintiv, Inc.	6.50%		2/1/2038	993,000	1,180,135
Petroleos Mexicanos (Mexico)(a)	6.70%		2/16/2032	1,768,000	1,681,439	(d)
Range Resources Corp.	8.25%		1/15/2029	660,000	724,231
SM Energy Co.	6.75%		9/15/2026	726,000	747,519
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%		8/15/2030	470,000	383,475
Total					17,011,868

Oil & Gas Services 0.16%
Weatherford International Ltd.†	8.625%		4/30/2030	940,000	955,524

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.22%
Bayer Corp.†	6.65%		2/15/2028	$670,000	$760,253
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	643,000	613,422
Total					1,373,675

Pipelines 1.09%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	825,000	686,020
Cheniere Energy Partners LP†	3.25%		1/31/2032	209,000	190,377
CNX Midstream Partners LP†	4.75%		4/15/2030	637,000	597,251
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	846,000	815,918
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%		8/31/2036	1,380,000	1,318,649
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040	1,613,000	1,462,274
NGPL PipeCo LLC†	3.25%		7/15/2031	667,000	623,728
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	600,000	589,686
Western Midstream Operating LP	4.55%		2/1/2030	440,000	438,612
Total					6,722,515

REITS 1.29%
American Campus Communities Operating Partnership LP	2.25%		1/15/2029	550,000	503,394
American Homes 4 Rent LP	2.375%		7/15/2031	873,000	772,123
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	1,319,000	1,229,301
EPR Properties	3.75%		8/15/2029	1,352,000	1,267,164
EPR Properties	4.95%		4/15/2028	1,069,000	1,070,849
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	1,808,000	1,546,884
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	657,000	595,758
Physicians Realty LP	2.625%		11/1/2031	1,068,000	965,415
Total					7,950,888

Retail 0.93%
Bath & Body Works, Inc.	6.875%		11/1/2035	520,000	536,591
CEC Entertainment LLC†	6.75%		5/1/2026	672,000	650,859
Kohl’s Corp.	5.55%		7/17/2045	1,049,000	1,049,825
LBM Acquisition LLC†	6.25%		1/15/2029	670,000	628,396
Lowe’s Cos, Inc.	3.75%		4/1/2032	963,000	974,545
Party City Holdings, Inc.†	8.75%		2/15/2026	647,000	617,885
SRS Distribution, Inc.†	6.00%		12/1/2029	656,000	608,095
Staples, Inc.†	7.50%		4/15/2026	657,000	638,735
Total					5,704,931

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.38%
Broadcom, Inc.†(c)	4.15%		4/15/2032	$1,214,000	$1,211,341
Entegris, Inc.†	3.625%		5/1/2029	582,000	545,282
TSMC Arizona Corp.	3.25%		10/25/2051	650,000	590,833
Total					2,347,456

Software 0.74%
Oracle Corp.	2.875%		3/25/2031	4,248,000	3,879,859
VMware, Inc.	4.70%		5/15/2030	640,000	678,107
Total					4,557,966

Telecommunications 0.30%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	641,000	616,145
Frontier Communications Holdings LLC	5.875%		11/1/2029	639,000	585,886
Sprint Capital Corp.	6.875%		11/15/2028	527,000	611,589
Total					1,813,620

Water 0.13%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%		10/10/2024	774,000	780,765
Total Corporate Bonds (cost $222,414,919)					210,021,447

FLOATING RATE LOANS(e) 4.43%

Advertising 0.53%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.799% (3 Mo. LIBOR + 3.50%	)	8/21/2026	967,519	952,706
Lamar Media Corporation 2020 Term Loan B	1.968% (1 Mo. LIBOR + 1.50%	)	2/5/2027	2,295,528	2,287,999
Total					3,240,705

Airlines 0.21%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(a)	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	1,267,430	1,286,441

Automobile Manufacturers 0.13%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. SOFR + 3.75%	)	3/3/2028	856,014	823,780

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.32%
DiversiTech Holdings, Inc. 2021 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	12/22/2028	$828,571	$818,861
DiversiTech Holdings, Inc. 2021 Delayed Draw Term Loan(f)	–	(g)	12/22/2028	171,429	169,419
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(g)	2/1/2027	997,449	975,530
Total					1,963,810

Chemicals 0.10%
ASP Unifrax Holdings, Inc. Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	12/12/2025	617,554	595,427

Commercial Services 0.58%
Amentum Government Services Holdings LLC Term Loan B	3.957% (1 Mo. LIBOR + 3.50%	)	1/29/2027	997,462	988,315
Belron Finance US LLC 2019 USD Term Loan B3	2.563% (3 Mo. LIBOR + 2.25%	)	10/30/2026	727,138	721,234
KUEHG Corp. 2018 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/21/2025	687,718	678,585
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	5.256% (3 Mo. LIBOR + 4.25%	)	7/30/2025	694,759	675,653
Trans Union, LLC 2021 Term Loan B6	2.75% (1 Mo. LIBOR + 2.25%	)	12/1/2028	521,853	518,808
Total					3,582,595

Computers 0.10%
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028	636,648	633,465

Diversified Financial Services 0.41%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%	)	12/1/2027	1,581,966	1,568,685
Jane Street Group, LLC 2021 Term Loan	3.207% (1 Mo. LIBOR + 2.75%	)	1/26/2028	997,475	986,049
Total					2,554,734

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.46%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	2/4/2029	$577,777	$573,340
Scientific Games International, Inc. 2018 Term Loan B5	3.207% (1 Mo. LIBOR + 2.75%	)	8/14/2024	1,293,264	1,290,037
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	3.50% (1 Mo. LIBOR + 3.00%	)	8/25/2028	977,544	968,624
Total					2,832,001

Housewares 0.16%
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	10/6/2028	990,000	961,122

Insurance 0.16%
Acrisure, LLC 2020 Term Loan B	3.957% (1 Mo. LIBOR + 3.50%	)	2/15/2027	967,532	955,844

Lodging 0.10%
Station Casinos LLC 2020 Term Loan B	–	(g)	2/8/2027	648,303	640,650

Pharmaceuticals 0.03%
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	–	(g)	11/30/2027	181,534	180,815

Pipelines 0.12%
Brazos Delaware II, LLC Term Loan B	4.449% (1 Mo. LIBOR + 4.00%	)	5/21/2025	729,195	721,356

Real Estate 0.16%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	3.207% (1 Mo. LIBOR + 2.75%	)	8/21/2025	997,455	986,025

Real Estate Investment Trusts 0.06%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%	)	8/9/2026	368,119	367,199

Regional 0.25%
Seminole Tribe of Florida 2018 Term Loan B	2.207% (1 Mo. LIBOR + 1.75%	)	7/8/2024	1,535,907	1,536,867

Retail 0.06%
CWGS Group, LLC 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	6/3/2028	384,542	367,093

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.49%
Playtika Holding Corp 2021 Term Loan	3.207% (1 Mo. LIBOR + 2.75%	)	3/13/2028	$1,421,957	$1,403,536
Red Planet Borrower, LLC Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	10/2/2028	995,000	984,015
SS&C Technologies Inc. 2022 Term Loan B6	–	(g)	3/22/2029	279,736	277,522
SS&C Technologies Inc. 2022 Term Loan B7	–	(g)	3/22/2029	378,725	375,727
Total					3,040,800
Total Floating Rate Loans (cost $27,361,065)					27,270,729

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.36%

Egypt 0.14%
Republic of Egypt†	5.80%		9/30/2027	920,000	844,762

Ghana 0.18%
Republic of Ghana†	6.375%		2/11/2027	1,455,000	1,098,882

Nigeria 0.20%
Republic of Nigeria†	7.143%		2/23/2030	1,265,000	1,195,488

Norway 0.77%
Kommunalbanken AS†	1.256% (SOFR + 1.00%	)#	6/17/2026	4,602,000	4,751,302

Sri Lanka 0.07%
Sri Lanka Government International Bond†	5.875%		7/25/2022	670,000	455,600
Total Foreign Government Obligations (cost $8,856,746)					8,346,034

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.139%	#(h)	2/25/2032	2,569,860	247,992
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	70,272	69,043
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $328,841)					317,035

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.22%
Fannie Mae or Freddie Mac(i)	3.00%		TBA	13,574,000	13,250,258
Fannie Mae or Freddie Mac(i)	3.50%		TBA	31,085,000	31,045,788
Federal National Mortgage Assoc.	2.085% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	121,024	125,795
Ginnie Mae(i)	3.50%		TBA	6,150,000	6,167,297
Total Government Sponsored Enterprises Pass-Throughs (cost $50,354,121)					50,589,138

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.49%

Education 0.05%
Regents of the University of California Medical Ce	3.006%		5/15/2050	$375,000	$328,758

Government 0.09%
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	675,000	542,750

Miscellaneous 0.06%
County of Miami-Dade FL	2.786%		10/1/2037	410,000	365,780

Transportation 0.29%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	660,000	660,120
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,140,000	1,132,039
Total					1,792,159
Total Municipal Bonds (cost $3,379,137)					3,029,447

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.26%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	105,510	105,399
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.347% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,050,000	1,036,094
BBCMS Mortgage Trust 2019-BWAY A†	1.353% (1 Mo. LIBOR + .96%	)#	11/15/2034	655,000	649,955
BBCMS Mortgage Trust 2019-BWAY B†	1.707% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	288,000	284,532
BFLD 2019-DPLO E†	2.637% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	1,910,000	1,878,493
BFLD 2019-DPLO F†	2.937% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	790,000	763,131
BHMS 2018-ATLS A†	1.647% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	1,080,000	1,070,233
BHMS 2018-ATLS C†	2.297% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	630,000	620,172
BX Trust 2018-GW A†	1.197% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,710,000	1,690,702
BX Trust 2021-ARIA E†	2.642% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	2,300,000	2,245,903
CIM Retail Portfolio Trust 2021-RETL E†	4.147% (1 Mo. LIBOR + 3.75%	)#	8/15/2036	1,380,000	1,337,005
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250,000	850,403
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000,000	1,013,713

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.951%	#(h)	8/10/2047	$455,389	$8,135
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	510,000	517,106
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.324%	#(h)	7/10/2050	178,000	177,703
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.324%	#(h)	7/10/2050	730,000	717,120
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.324%	#(h)	7/10/2050	574,000	515,866
Connecticut Avenue Securities Trust 2021-R01 1M2†	1.649% (1 Mo. SOFR + 1.55%	)#	10/25/2041	820,000	792,948
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	330,928	329,875
CSAIL Commercial Mortgage Trust 2015-C2 C	4.187%	#(h)	6/15/2057	700,000	639,595
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	708,895	688,507
CSMC 2021-BHAR C†	2.397% (1 Mo. LIBOR + 2.00%	)#	11/15/2038	1,660,000	1,662,075
CSMC Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	303,752	295,918
DBWF Mortgage Trust 2018-GLKS A†	1.479% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	1,100,000	1,091,355
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(h)	8/25/2066	1,422,576	1,353,420
Extended Stay America Trust 2021-ESH C†	2.097% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	1,232,415	1,217,069
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.099% (1 Mo. SOFR + 2.00%	)#	11/25/2041	790,000	754,712
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.199% (1 Mo. SOFR + 2.10%	)#	10/25/2033	1,290,000	1,261,806
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	1.599% (1 Mo. SOFR + 1.50%	)#	10/25/2041	1,427,000	1,358,840
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.199% (1 Mo. SOFR + 2.10%	)#	9/25/2041	1,970,000	1,851,534
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.049% (1 Mo. SOFR + .95%	)#	12/25/2041	1,240,000	1,209,872

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	1.899% (1 Mo. SOFR + 1.80%	)#	11/25/2041	$1,000,000	$952,495
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	62,825	62,168
Great Wolf Trust 2019-WOLF A†	1.431% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,216,000	3,176,896
GS Mortgage Securities Corp. II 2021-ARDN B†	2.047% (1 Mo. LIBOR + 1.65%	)#	11/15/2036	1,450,000	1,451,813
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.347% (1 Mo. LIBOR + .95%	)#	7/15/2035	681,826	674,026
GS Mortgage Securities Corp. Trust 2021-ROSS G†	5.047% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	1,230,000	1,207,577
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(h)	7/10/2048	195,000	191,821
HONO Mortgage Trust 2021-LULU B†	1.847% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	490,000	483,127
HONO Mortgage Trust 2021-LULU C†	2.247% (1 Mo. LIBOR + 1.85%	)#	10/15/2036	300,000	295,825
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668,000	591,036
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(h)	8/5/2034	629,000	459,479
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.264%	#(h)	7/15/2048	374,000	358,578
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	542,000	540,907
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.489% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	364,894	364,071
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.789% (1 Mo. LIBOR + 1.50%	)#	7/5/2033	1,130,000	1,127,281
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340,000	343,445
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453,000	457,648
KIND Trust 2021-KIND D†	2.697% (1 Mo. LIBOR + 2.30%	)#	8/15/2038	1,170,000	1,145,364
Life Mortgage Trust 2021-BMR E†	2.147% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	786,376	757,756
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	7,342	4,203
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.559%	#(h)	7/15/2050	14,689,227	216,466

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	$99,169	$98,749
One New York Plaza Trust 2020-1NYP B†	1.897% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	1,660,000	1,633,771
PFP Ltd. 2019-6 A†	1.481% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	214,080	212,659
Ready Capital Mortgage Financing LLC 2021-FL6 C†	2.357% (1 Mo. LIBOR + 1.90%	)#	7/25/2036	1,100,000	1,083,314
Ready Capital Mortgage Financing LLC 2022-FL8 A†	1.756% (1 Mo. SOFR + 1.65%	)#	1/25/2037	2,130,000	2,128,157
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	296,228	289,356
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	1/26/2060	79,235	77,287
SLIDE 2018-FUN E†	2.947% (1 Mo. LIBOR + 2.55%	)#	6/15/2031	1,419,085	1,378,043
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	63,838	63,440
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	606,963	599,047
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4,061	4,027
UBS Commercial Mortgage Trust 2017-C3 C	4.304%	#(h)	8/15/2050	1,350,000	1,275,042
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(h)	6/10/2030	595,000	339,954
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(h)	8/10/2049	200,000	200,675
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	181,103	180,591
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	750,250	732,971
Verus Securitization Trust 2021-2 A1†	1.031%	#(h)	2/25/2066	1,354,841	1,308,560
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	440,771	429,158
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.305%	#(h)	7/15/2046	364,000	223,990
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.455%	#(h)	9/15/2048	2,350,000	2,249,214
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	213,000	199,833
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(h)	11/15/2050	1,629,962	1,607,324
ZH Trust 2021-2 A†	2.349%		10/17/2027	1,990,000	1,961,917
Total Non-Agency Commercial Mortgage-Backed Securities (cost $64,901,348)					63,128,252

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 25.34%
U.S. Treasury Bond	2.25%	2/15/2052	$15,903,000	$15,256,941
U.S. Treasury Bond	2.375%	2/15/2042	18,438,000	17,789,789
U.S. Treasury Note	0.875%	1/31/2024	4,056,000	3,953,333
U.S. Treasury Note	1.50%	2/15/2025	9,191,000	8,934,657
U.S. Treasury Note	1.50%	1/31/2027	11,478,000	10,970,457
U.S. Treasury Note	1.875%	2/15/2032	7,469,000	7,173,741
U.S. Treasury Note	2.25%	3/31/2024	59,403,000	59,325,266
U.S. Treasury Note	2.50%	3/31/2027	32,486,000	32,559,601
Total U.S. Treasury Obligations (cost $157,546,130)				155,963,785
Total Long-Term Investments (cost $648,162,794)				628,549,078

SHORT-TERM INVESTMENTS 4.95%

Repurchase Agreements 4.95%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $14,102,000 of U.S. Treasury Inflation Indexed Bond at 3.625% due 04/15/28; value: $31,082,890; proceeds: $30,473,216 (cost $30,473,216)			30,473,216	30,473,216
Total Investments in Securities 107.08% (cost $678,636,010)				659,022,294
Less Unfunded Loan Commitments (0.03%) (cost $171,848)				(169,419)
Net Investments in Securities 107.05% (cost $678,464,162)				658,852,875
Other Assets and Liabilities – Net(j) (7.05)%				(43,405,663)
Net Assets 100.00%				$615,447,212

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Retail Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $246,950,665, which represents 40.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(f)	Security partially/fully unfunded.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.38(4)(5)	Bank of America	5.000%		6/20/2027	$12,249,000	$(590,697)	$(675,334)	$(84,637)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $84,637.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at March 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.678%	CPI Urban Consumer NSA	2/14/2032	$13,000,000	$533,852

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$3,200,000	$(181,429)
Goldman Sachs	2.544%	CPI Urban Consumer NSA	3/2/2052	3,200,000	(31,261)
Unrealized Depreciation on CPI Centrally Cleared Swaps					$(212,690)

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Credit Default Swaps on Indexes - Sell Protection at March 31, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-9	Citibank	3.000%		9/17/2058	5,700,000	$(448,779)	$(133,145)	$(581,924)
Markit CMBX. NA.BBB-12	Morgan Stanley	3.000%		8/17/2061	1,400,000	(77,148)	(48,040)	(125,188)
						$(525,927)	$(181,185)	$(707,112)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $181,185.
(4)	Includes upfront payments received.

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2022	13	Short	$(1,819,477)	$(1,761,094)	$58,383

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2022	71	Long	$15,304,842	$15,046,453	$(258,389)
U.S. 5-Year Treasury Note	June 2022	409	Long	48,035,918	46,907,188	(1,128,730)
U.S. Treasury Long Bond	June 2022	194	Long	30,009,837	29,112,125	(897,712)
U.S. Ultra Treasury Bond	June 2022	161	Long	29,650,687	28,517,125	(1,133,562)
Total Unrealized Depreciation on Open Futures Contracts						$(3,418,393)

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$109,883,211	$–	$109,883,211
Corporate Bonds
Oil & Gas	–	15,330,429	1,681,439	17,011,868
Remaining Industries	–	193,009,579	–	193,009,579
Floating Rate Loans	–	27,270,729	–	27,270,729
Less Unfunded Commitments	–	(169,419)	–	(169,419)
Foreign Government Obligations	–	8,346,034	–	8,346,034
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	317,035	–	317,035
Government Sponsored Enterprises Pass-Throughs	–	50,589,138	–	50,589,138
Municipal Bonds	–	3,029,447	–	3,029,447
Non-Agency Commercial Mortgage-Backed Securities	–	63,128,252	–	63,128,252
U.S. Treasury Obligations	–	155,963,785	–	155,963,785
Short-Term Investments
Repurchase Agreements	–	30,473,216	–	30,473,216
Total	$–	$657,171,436	$1,681,439	$658,852,875

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(84,637)	–	(84,637)
Centrally Cleared CPI Swap Contracts
Assets	–	533,852	–	533,852
Liabilities	–	(212,690)	–	(212,690)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(707,112)	–	(707,112)
Futures Contracts
Assets	58,383	–	–	58,383
Liabilities	(3,418,393)	–	–	(3,418,393)
Total	$(3,360,010)	$(470,587)	$–	$(3,830,597)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	139

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board

140

Notes to Schedule of Investments (unaudited)(continued)

or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term Securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

141

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2022, the market value of securities loaned and collateral received for the Fund were as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Developing Growth Portfolio	$914,739	$939,309

142

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(05/22)